UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                          c/o The CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                          c/o The CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 98.2%

CONSUMER DISCRETIONARY -- 15.9%

  Abercrombie & Fitch, Cl A              17,600    $      945
  Aeropostale*                           16,000           510
  Autoliv                                75,833         3,787
  Autonation*                            47,500           928
  Barnes & Noble (B)*                    23,900           816
  Bed Bath & Beyond*                    104,900         3,936
  Black & Decker                          7,400           614
  BorgWarner                             22,600         1,192
  Carnival (B)                           53,700         2,920
  Centex                                 20,574         1,308
  Clear Channel Communications          222,980         7,421
  Comcast, Cl A (B)*                    101,780         3,313
  Comcast, Special Cl A (B)*             54,996         1,752
  Dana                                   85,100         1,227
  Darden Restaurants                     57,300         1,536
  Delphi                                128,100           880
  DR Horton                              96,022         4,202
  Eastman Kodak (B)                      47,100         1,601
  eBay*                                 542,764        23,252
  EchoStar Communications, Cl A (B)*    239,801         7,134
  Family Dollar Stores                   71,604         2,357
  Federated Department Stores (B)        52,783         2,980
  Ford Motor (B)                        212,200         2,684
  Fortune Brands                         10,000           810
  GameStop, Cl B*                        10,154           199
  Gannett                                28,469         2,242
  General Motors (B)                     72,161         2,574
  Goodyear Tire & Rubber (B)*            59,400           859
  Harrah's Entertainment (B)             51,834         3,400
  Hasbro                                 41,300           872
  Home Depot                            243,398         9,741
  International Game Technology         220,000         6,701
  Interpublic Group*                     37,300           490
  JC Penney                              58,200         2,589
  Johnson Controls                       17,600         1,040
  Jones Apparel Group                    17,200           546
  KB Home (B)                            14,900         1,860
  Knight-Ridder (B)                      12,300           806
  Kohl's*                               198,696         9,512
  Lamar Advertising, Cl A*               37,021         1,455
  Lennar, Cl A (B)                       23,700         1,441
  Liberty Media International,
    Cl A (B)*                           162,628         7,030
  Liberty Media, Cl A*                  118,147         1,198
  Limited Brands                        127,900         3,041
  Lowe's (B)                            206,815        12,157
  Magna International, Cl A               4,600           340
  Marriott International, Cl A          217,948        13,970
  Mattel*                                30,100           630
  May Department Stores                  22,395           773
  Maytag (B)                             25,200           384
  McDonald's                            558,400        18,472
  McGraw-Hill                            78,508         7,211
  McLeodUSA, Cl A (B)(F)*                92,300            --
  MGM Mirage*                            90,000         6,675
  Nike, Cl B                             19,600         1,704
  Nordstrom                               7,800           419
  NVR (B)*                                2,700         2,139
  OfficeMax (B)                          28,340           895
  Omnicom Group                          46,353         4,221
  Polaris Industries                     17,300         1,207
  Pulte Homes                             9,500           741
  RadioShack                              5,500           163
  Ryland Group                           13,600           946
  Saks                                    5,100            77

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Sherwin-Williams                       66,132    $    2,930
  Stanley Works                          47,619         2,202
  Staples                               300,000         9,456
  Starwood Hotels & Resorts
  Worldwide                              27,801         1,591
  Station Casinos                        22,375         1,364
  Target                                180,100         9,153
  Time Warner*                          771,537        13,294
  Univision Communications, Cl A (B)*   156,925         4,141
  Valassis Communications (B)*           44,086         1,649
  VF                                     54,300         3,245
  Viacom, Cl B                          220,100         7,682
  Walt Disney (B)                       311,626         8,707
  Wendy's International                  15,200           575
  Whirlpool                              25,800         1,645
  XM Satellite Radio Holdings,
    Cl A (B)*                           269,100         8,870
                                                   ----------
                                                      285,329
                                                   ----------
CONSUMER STAPLES -- 8.2%

  Albertson's (B)                        75,000         1,679
  Altria Group (B)                      281,171        18,459
  Archer-Daniels-Midland                231,600         5,582
  Avon Products                         105,862         4,528
  BJ's Wholesale Club (B)*               27,900           853
  Coca-Cola                              13,500           578
  Colgate-Palmolive                      86,987         4,603
  ConAgra Foods                          80,800         2,207
  Costco Wholesale (B)                   78,400         3,653
  CVS (B)                                59,600         2,970
  Dean Foods*                            23,600           815
  Energizer Holdings (B)*                60,065         3,558
  General Mills                          17,200           901
  Gillette                              315,303        15,844
  Kimberly-Clark                         52,400         3,457
  Kroger*                               120,100         2,161
  Loews--Carolina Group                   8,500           278
  Molson Coors Brewing, Cl B             11,900           827
  Pepsi Bottling Group                   69,900         1,903
  PepsiAmericas                          39,500           899
  PepsiCo                               269,598        14,520
  Procter & Gamble                      239,210        12,700
  Reynolds American (B)                  31,500         2,581
  Rite Aid (B)*                         111,400           390
  Safeway (B)*                           48,572           894
  Sara Lee                               66,700         1,494
  Smithfield Foods*                      29,900         1,018
  Supervalu                              71,100         2,259
  Tyson Foods, Cl A                      60,000         1,021
  UST (B)                                21,500         1,175
  Wal-Mart Stores                       401,186        20,705
  Walgreen                              200,000         8,566
  WM Wrigley Jr.                         48,249         3,211
                                                   ----------
                                                     146,289
                                                   ----------
ENERGY -- 9.0%

  Amerada Hess (B)                       34,400         3,454
  Anadarko Petroleum                     20,300         1,560
  Burlington Resources                   67,500         3,350
  ChevronTexaco                         409,436        25,418
  ConocoPhillips                        276,613        30,674
  Devon Energy                           34,800         1,628
  El Paso (B)                            92,431         1,140
  Exxon Mobil                         1,042,437        65,997
  Marathon Oil                           41,312         1,956
  Nabors Industries*                      4,700           270
  Newfield Exploration*                  14,700         1,091
  Noble*                                 42,500         2,425
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Noble Energy                            8,287    $      560
  Occidental Petroleum                   39,641         2,786
  PetroKazakhstan, Cl A                  29,000         1,269
  Schlumberger                          102,015         7,697
  Sunoco (B)                             12,200         1,209
  Unocal                                 47,723         2,582
  Valero Energy (B)                      45,500         3,241
  Western Gas Resources                  16,600           614
  Williams                              102,000         1,921
  XTO Energy                             27,000         1,229
                                                   ----------
                                                      162,071
                                                   ----------
FINANCIALS -- 21.4%

  A.G. Edwards                           53,500         2,306
  ACE                                     3,600           160
  Aflac                                   8,700           334
  Allstate                              111,049         5,961
  American Express                       84,200         4,559
  American International Group          330,067        22,049
  AmSouth Bancorp (B)                    63,770         1,593
  Archstone-Smith Trust+                 13,700           463
  Astoria Financial                      31,674         1,190
  Bank of America                       796,518        37,158
  Bank of Hawaii                         13,400           610
  Bank of New York                       17,975           544
  BB&T                                   27,433         1,074
  Bear Stearns (B)                       25,300         2,517
  Capital One Financial (B)              26,400         2,024
  CBL & Associates Properties+           11,100           827
  Charles Schwab (B)                    974,641        10,234
  Chicago Mercantile
     Exchange Holdings (B)               32,000         6,612
  Chubb (B)                              55,616         4,400
  Cincinnati Financial                    6,500           291
  CIT Group                              26,400         1,065
  Citigroup                             756,878        36,118
  Comerica                               54,991         3,139
  Commerce Bancorp                       15,200           931
  Countrywide Financial (B)              66,800         2,321
  Doral Financial (B)                     7,200           286
  E*Trade Financial*                     97,200         1,290
  Eaton Vance                            47,200         1,273
  Equity Office Properties Trust+       105,900         3,195
  Equity Residential+                    46,300         1,519
  Fannie Mae                             91,974         5,377
  Fidelity National Financial            39,234         1,736
  First American                         60,815         2,223
  First Horizon National (B)             23,769         1,011
  Franklin Resources (B)                 97,700         6,858
  Freddie Mac                           121,194         7,514
  Fremont General                        24,300           611
  Friedman Billings Ramsey
     Group, Cl A+                        84,400         1,566
  General Growth Properties+             53,300         1,860
  Genworth Financial, Cl A*              19,900           560
  Golden West Financial (B)              21,220         1,313
  Goldman Sachs Group (B)               200,458        21,810
  Hartford Financial Services Group      48,975         3,524
  Hibernia, Cl A                         41,900         1,076
  Huntington Bancshares                  86,473         1,947
  Independence Community Bank            41,953         1,670
  IndyMac Bancorp (B)                    22,200           799
  IPC Holdings                           10,100           423
  Jefferson-Pilot (B)                    63,383         3,103
  JPMorgan Chase                        478,509        17,490
  Keycorp                               162,918         5,376
  Legg Mason                             10,350           835

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Lehman Brothers Holdings               93,061    $    8,485
  Leucadia National                      14,300           479
  Lincoln National (B)                  106,300         4,980
  Loews                                  17,800         1,269
  Marshall & Ilsley                      21,600           875
  MBIA (B)                               59,061         3,461
  MBNA                                  313,133         7,944
  Merrill Lynch                          94,162         5,516
  Metlife                               167,600         6,878
  Mills+ (B)                              5,100           275
  Moody's (B)                           139,764        11,728
  Morgan Stanley                        104,127         5,880
  National City (B)                     220,996         7,905
  Nationwide Financial Services,
   Cl A                                  14,700           541
  North Fork Bancorporation              22,600           651
  Old Republic International             27,000           648
  PMI Group                              36,600         1,473
  PNC Financial Services Group           44,586         2,347
  Popular                                56,004         1,484
  Principal Financial Group*             57,900         2,259
  Providian Financial*                   57,600           988
  Prudential Financial                   25,200         1,436
  Radian Group                           19,300           933
  Raymond James Financial                15,000           457
  Regions Financial (B)                  56,566         1,825
  Safeco                                 21,300         1,016
  St. Joe (B)                            17,900         1,300
  St. Paul Travelers (B)                 61,116         2,342
  Stancorp Financial Group (B)*          14,800         1,289
  State Street                           44,065         1,932
  SunTrust Banks                         91,266         6,611
  T Rowe Price Group                     29,000         1,780
  Torchmark                              30,700         1,600
  US Bancorp                            237,520         7,066
  Wachovia                              309,460        16,405
  Washington Mutual                     100,024         4,197
  Webster Financial                      32,991         1,445
  Wells Fargo                           141,009         8,373
  Willis Group Holdings                  31,724         1,255
  XL Capital, Cl A                       10,158           762
  Zions Bancorporation                   16,100         1,064
                                                   ----------
                                                      383,879
                                                   ----------
HEALTH CARE -- 10.2%

  Advanced Medical Optics (B)*           37,790         1,434
  Aetna                                  12,000         1,752
  Alcon (B)                               7,108           613
  Allergan (B)                          115,000         8,646
  AmerisourceBergen                      23,100         1,384
  Amgen (B)*                            283,975        17,496
  Applera--Applied Biosystems Group      87,349         1,794
  Bausch & Lomb                          17,200         1,218
  Beckman Coulter                        23,500         1,656
  Becton Dickinson                       23,400         1,401
  Boston Scientific*                    154,700         5,052
  Bristol-Myers Squibb (B)              153,845         3,851
  Cardinal Health                        12,800           749
  Caremark Rx*                          209,511         8,020
  Cigna                                  33,400         3,033
  Eli Lilly                             132,822         7,438
  Fisher Scientific International (B)*   32,500         1,971
  Genentech (B)*                        370,740        17,499
  Genzyme*                               44,600         2,502
  HCA (B)                                17,262           815
  Health Management Associates, Cl A     22,000           505
  Humana*                                49,200         1,637
  Johnson & Johnson                     171,462        11,248
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Laboratory of America Holdings*        42,000    $    2,011
  McKesson                               36,800         1,374
  Medco Health Solutions*                46,100         2,048
  Medtronic                             441,542        23,013
  Merck                                 177,953         5,641
  PerkinElmer                           100,783         2,235
  Pfizer                                306,925         8,069
  Stryker (B)                            17,600           874
  UnitedHealth Group                     33,000         3,008
  WellPoint*                            124,654        15,215
  Wyeth                                 157,709         6,438
  Zimmer Holdings*                      120,600        10,360
                                                   ----------
                                                      182,000
                                                   ----------
INDUSTRIALS -- 10.1%

  3M                                     69,888         5,866
  Apollo Group, Cl A (B)*                37,400         2,754
  Boeing                                 34,500         1,896
  Burlington Northern Santa Fe          173,566         8,725
  Caterpillar                            65,354         6,212
  Cendant                               386,351         8,546
  Cintas                                122,850         5,378
  Cooper Industries, Cl A                21,200         1,471
  CSX                                    29,649         1,225
  Cummins                                11,100           815
  Deere                                  16,700         1,188
  Deluxe                                 34,800         1,359
  Eaton                                  53,324         3,719
  Emerson Electric                       19,379         1,285
  Expeditors International
     Washington (B)                     150,000         8,326
  Fastenal (B)                           61,523         3,597
  General Dynamics                       35,300         3,719
  General Electric                    1,336,200        47,034
  Goodrich                               32,145         1,190
  Graco                                   7,000           271
  Harsco                                 17,200         1,005
  Honeywell International                57,528         2,184
  Hubbell, Cl B                          14,450           777
  Illinois Tool Works                    37,700         3,384
  L-3 Communications Holdings            29,000         2,091
  Lockheed Martin                        53,400         3,162
  Masco (B)                             134,612         4,539
  Norfolk Southern                       58,482         2,099
  Northrop Grumman                       91,400         4,835
  Paccar                                 14,400         1,084
  Parker Hannifin                         5,721           376
  PHH*                                    2,522            53
  Raytheon                               34,200         1,308
  Rockwell Automation                    42,400         2,635
  Rockwell Collins                       47,000         2,164
  RR Donnelley & Sons                    46,816         1,555
  Ryder System                            6,200           263
  SPX (B)                                24,900         1,109
  Teekay Shipping (B)                    26,200         1,299
  Textron                                30,862         2,387
  Tyco International (B)                147,300         4,932
  United Parcel Service, Cl B           176,241        13,657
  United Technologies                    33,000         3,296
  Viad                                      500            14
  Weight Watchers International (B)*    160,000         6,880
                                                   ----------
                                                      181,664
                                                   ----------
INFORMATION TECHNOLOGY -- 15.0%

  Activision*                            48,000         1,049
  Adobe Systems                          22,000         1,359

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Apple Computer*                        24,000    $    1,077
  Arrow Electronics (B)*                 35,065           943
  Autodesk                               79,400         2,360
  Automatic Data Processing              37,940         1,630
  Avnet*                                 63,500         1,232
  Cisco Systems*                        753,899        13,133
  Cognizant Technology
     Solutions, Cl A*                    31,000         1,464
  Computer Sciences*                     21,400           989
  Comverse Technology (B)*               86,000         1,996
  Convergys*                             54,400           815
  Dell (B)*                             383,570        15,377
  Earthlink (B)*                         16,100           141
  Electronic Arts (B)*                   24,300         1,567
  Electronic Data Systems                23,800           507
  EMC*                                  332,276         4,207
  First Data                            647,044        26,542
  Fiserv (B)*                           144,739         5,491
  Flextronics International (B)*         46,315           618
  Freescale Semiconductor, Cl B*          4,471            86
  Google, Cl A*                          10,500         1,974
  Harris                                 17,000         1,134
  Hewlett-Packard (B)                   454,045         9,444
  Ingram Micro, Cl A*                   146,685         2,629
  Intel                                 618,251        14,826
  International Business Machines       135,503        12,545
  Intuit*                               150,000         6,420
  Juniper Networks (B)*                 150,200         3,235
  Lexmark International, Cl A*           72,000         5,769
  Linear Technology (B)                 203,533         7,950
  Lucent Technologies (B)*               94,793           291
  Marvell Technology Group (B)*          61,000         2,232
  Maxim Integrated Products (B)          92,400         3,975
  McAfee*                                82,100         1,899
  Microsoft                           1,399,859        35,248
  Motorola                               40,500           634
  NCR*                                   65,200         2,542
  Oracle*                               587,600         7,586
  Paychex                               572,572        18,282
  Qualcomm                              687,174        24,814
  Research In Motion*                    20,300         1,342
  Reynolds & Reynolds, Cl A (B)           9,100           252
  Sabre Holdings, Cl A                   53,937         1,137
  SanDisk*                              260,000         6,989
  Sanmina-SCI*                           45,339           252
  Solectron (B)*                        150,400           744
  Sun Microsystems*                      36,700           155
  Tech Data*                             13,516           554
  Tektronix                              14,500           419
  Trimble Navigation*                    27,000           973
  Unisys*                                61,700           474
  Western Digital*                       80,900           911
  Xerox (B)*                             74,500         1,162
  Yahoo!*                               231,046         7,456
                                                   ----------
                                                      268,832
                                                   ----------
MATERIALS -- 2.8%

  Agrium                                 64,800         1,173
  Ball                                   23,600         1,048
  Dow Chemical                           97,345         5,369
  E.I. Du Pont de Nemours                27,365         1,458
  Eastman Chemical                       39,753         2,295
  Engelhard                              32,000           968
  Georgia-Pacific                        64,049         2,294
  Inco*                                  26,800         1,112
  International Paper                    50,337         1,880
  Louisiana-Pacific                      97,200         2,553

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Lubrizol                               49,003    $    2,089
  Lyondell Chemical                      33,000         1,117
  Martin Marietta Materials              15,183           876
  Nucor (B)                              94,900         5,916
  Phelps Dodge                            8,500           905
  PPG Industries                         47,749         3,435
  Praxair                               200,000         8,966
  Rohm & Haas                            29,700         1,431
  Sigma-Aldrich                           8,100           499
  Sonoco Products                        21,583           628
  Temple-Inland                           3,267           262
  United States Steel (B)                25,700         1,603
  Weyerhaeuser                           21,400         1,432
                                                   ----------
                                                       49,309
                                                   ----------

TELECOMMUNICATION SERVICES -- 2.9%

  Alltel (B)                             49,600         2,837
  AT&T (B)                              146,800         2,852
  BellSouth                             320,517         8,269
  CenturyTel (B)                         28,900           972
  Crown Castle International*           112,807         1,843
  Nokia ADR (B)                         414,276         6,687
  SBC Communications                    541,944        13,034
  Sprint (B)                             72,736         1,722
  Verizon Communications                362,737        13,048
                                                   ----------
                                                       51,264
                                                   ----------

UTILITIES -- 2.7%

  American Electric Power                44,994         1,503
  Centerpoint Energy                     43,400           520
  Constellation Energy Group            105,599         5,435
  DTE Energy (B)                         19,887           879
  Duke Energy (B)                        64,400         1,738
  Edison International                  142,808         4,638
  Energy East                            63,100         1,623
  Entergy                                20,299         1,403
  Exelon                                 63,400         2,876
  FirstEnergy                            49,100         2,025
  FPL Group (B)                           7,900           627
  National Fuel Gas (B)                  22,441           636
  Northeast Utilities                   157,317         2,937
  NSTAR                                  35,100         1,948
  Oneok                                 122,722         3,596
  Pepco Holdings (B)                     43,300           954
  Pinnacle West Capital                  40,000         1,670
  PPL                                    12,003           655
  Progress Energy                        27,100         1,175
  Sempra Energy (B)                      83,200         3,328
  Southern                               21,200           681
  TXU (B)                                57,200         4,361
  WGL Holdings                           14,524           446
  Wisconsin Energy                        5,795           201
  Xcel Energy (B)                       106,900         1,894
                                                   ----------
                                                       47,749
                                                   ----------
Total Common Stock
  (Cost $1,606,781) ($ Thousands)                  1,758,386
                                                   ----------

WARRANTS  -- 0.0%

  Lucent Technologies,
     Expires 12/10/07*                      758             1
                                                   ----------
----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------

Total Warrants
  (Cost $0) ($ Thousands)                          $        1
                                                   ----------

COMMERCIAL PAPER (C)(D) -- 4.8%

FINANCIALS -- 4.8%

  Belford Funding
   2.660%, 03/01/05                     $10,550        10,550
  Broadhollow Funding
    2.680%, 03/01/05                      2,110         2,110
    2.680%, 03/02/05                      4,427         4,426
  CCN Independence IV (G)
    2.660%, 01/17/06                        844           844
  CPI Funding
    2.634%, 03/21/05                      2,927         2,923
  Chesham Finance
    2.660%, 03/01/05                     10,549        10,549
  Cre-8 Funding
    2.620%, 03/01/05                      2,110         2,110
  Golden Fish
    2.657%, 04/04/05                      2,955         2,947
    2.644%, 03/23/05                      1,266        1,264
    2.627%, 04/08/05                      6,555         6,537
  HSBC Finance
    2.720%, 04/20/05                      1,899         1,892
  Liberty Harbour
    2.634%, 03/23/05                      6,430         6,420
  Park Granada
    2.650%, 03/01/05                      7,724         7,724
  Park Sienna
    2.594%, 03/21/05                      4,220         4,214
  Rhineland Funding Capital
    2.765%, 05/09/05                        844           840
    2.764%, 05/06/05                      1,129         1,123
    2.763%, 05/03/05                      8,454         8,413
  Thornburg Mortgage Capital
    2.604%, 03/22/05                      7,385         7,373
    2.603%, 03/15/05                      3,798         3,794
                                                   ----------
Total Commercial Paper
  (Cost $86,053) ($ Thousands)                         86,053
                                                   ----------

CORPORATE OBLIGATIONS (C)(E) -- 4.5%

FINANCIALS -- 4.4%

  Allstate Life Global
     Funding II MTN (G)
    2.580%, 03/15/06                      1,055         1,055
  American General Finance (G)
    2.590%, 03/15/06                      2,954         2,954
  CCN Bluegrass I (G)
    2.670%, 02/21/06                      2,743         2,743
  Countrywide Home Loans
     MTN, Ser M
    2.980%, 08/26/05                      1,266         1,266
    2.940%, 05/20/05                        844           844
    2.810%, 01/31/06                        928           928
    2.630%, 06/23/05                      1,688         1,688
    2.528%, 11/30/05                      4,642         4,642
  Five Finance MTN (G)
    2.609%, 09/22/05                      5,992         5,990
  Genworth Financial (G)
    2.600%, 03/15/06                      5,908         5,908
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Harrier Finance Funding MTN (G)
    2.534%, 09/15/05                    $ 1,224    $    1,223
  Harrier Finance Funding MTN,
    Ser 1 (G)
    2.496%, 06/15/05                      3,671         3,671
  Irish Life & Permanent MTN,
    Ser X (G)
    2.612%, 03/22/06                      3,924         3,924
  Jackson National Life Funding (G)
    2.590%, 04/01/06                      9,283         9,283
  Lakeside Funding (G)
    2.590%, 03/08/05                      2,623         2,623
  Morgan Stanley, Ser EXL
    2.590%, 03/06/06                        844           844
  Morgan Stanley, Ser EXLS
    2.588%, 04/03/06                      2,110         2,110
  Nationwide Building Society (G)
    2.590%, 01/06/06                      4,220         4,220
    2.542%, 10/28/05                      2,110         2,110
  Northern Rock (G)
    2.600%, 02/03/06                      3,713         3,713
  Pacific Life Global Funding (G)
    2.580%, 03/13/06                      3,165         3,165
  SLM MTN, Ser X (G)
    2.599%, 03/20/06                      7,385         7,385
  White Pine Finance (G)
    2.595%, 03/11/05                      1,055         1,055
  White Pine Finance MTN, Ser 1 (G)
    2.596%, 11/01/05                      1,857         1,856
  XL Life and Annuity (G)
    2.599%, 02/06/06                      2,279         2,281
                                                   ----------
                                                       77,481
                                                   ----------
INDUSTRIALS -- 0.1%

  Caterpillar Financial Services
     MTN, Ser F
    2.730%, 07/11/05                      2,110         2,110
                                                   ----------
Total Corporate Obligations
  (Cost $79,591) ($ Thousands)                         79,591
                                                   ----------

ASSET-BACKED SECURITIES (C)(E)(G) -- 2.5%

AUTOMOTIVE -- 0.0%

  Drivetime Auto Owner Trust,
     Ser 2004-C, Cl A1
    2.610%, 11/15/05                        434           434
                                                   ----------
MORTGAGE RELATED SECURITIES -- 2.5%

  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    2.599%, 09/20/05                      2,701         2,701
  Blue Heron Funding, Ser 2A, Cl A
    2.629%, 03/18/05                      1,899         1,899
  Blue Heron Funding, Ser 9A, Cl A1
    2.680%, 02/22/06                      4,220         4,220
  Cheyne High Grade,
    Ser 2004-1A, Cl A1
    2.791%, 11/10/05                      2,426         2,426
  Commodore, Ser 2003-2A,
    Cl A1MM
    2.570%, 12/12/38                      1,941         1,941
  Davis Square Funding,
    Ser 2004-2A, Cl AMMB
    2.620%, 04/06/05                      2,110         2,110

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                 ($Thousands)/Shares  ($Thousands)
----------------------------------------------------------------
  Davis Square Funding,
    Ser 2004-2A, Cl AMMC
    2.620%, 05/06/05                    $ 2,110        $2,110
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    2.680%, 04/08/05                      2,110         2,110
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    2.649%, 09/20/05                      5,359         5,359
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    2.920%, 05/18/05                      4,387         4,387
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    2.700%, 11/25/05                      7,926         7,926
  RMAC, Ser 2004-NS3A, Cl A1
    2.590%, 06/12/05                      1,844         1,844
  Saturn Ventures II
    2.650%, 08/08/05                      3,924         3,924
  Whitehawk Funding,
    Ser 2004-1A, Cl AMMB
    2.520%, 06/15/05                      1,055         1,055
                                                   ----------
                                                       44,012
                                                   ----------
Total Asset-Backed Securities
  (Cost $44,446) ($ Thousands)                         44,446
                                                   ----------

CERTIFICATES OF DEPOSIT (C)(E) -- 0.5%

  U.S. Trust
    2.715%, 09/14/05                      4,219         4,219
  Washington Mutual Bank
    2.820%, 08/18/05                      4,220         4,220
                                                   ----------
Total Certificates of Deposit
  (Cost $8,439) ($ Thousands)                           8,439
                                                   ----------

U.S. TREASURY OBLIGATION -- 0.1%

  U.S. Treasury Bills (A)
    2.871%, 08/25/05                        870           858
                                                   ----------
Total U.S. Treasury Obligation
  (Cost $858) ($ Thousands)                               858
                                                   ----------

CASH EQUIVALENTS  -- 1.6%

  Bear Stearns Master Notes (C)       4,219,799         4,220
  Wachovia Cash
     Management Program                 814,784           815
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++   24,459,736        24,460
                                                   ----------
Total Cash Equivalents
  (Cost $29,495) ($ Thousands)                         29,495
                                                   ----------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
REPURCHASE AGREEMENT (C) -- 1.1%

Barclays
   2.630%, dated 02/28/05, to be
   repurchased on 03/01/05,
   repurchase price $20,385,062
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $339,483-
   $6,401,529, 1.875%-7.000%,
   05/31/05-11/14/08; total market
   value $20,791,401)                   $20,384    $   20,384
                                                   ----------
Total Repurchase Agreement
  (Cost $20,384) ($ Thousands)                         20,384
                                                   ----------

Total Investments -- 113.3%
  (Cost $1,876,047) ($ Thousands)#                 $2,027,653
                                                   ==========

Percentages are based on Net Assets of $1,790,194 ($ Thousands).

*  Non-income producing security.
+  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $233,629 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2005 was $243,133 ($ Thousands).
(D)  The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(F) Security considered illiquid. The total value of such securities as of February 28, 2005 was $0.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
     Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

ADR -- American Depositary Receipt
Cl -- Class
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

# At February 28, 2005, the tax basis cost of the Fund's investments was $1,876,047 ($ Thousands), and the unrealized appreciation and depreciation were $233,563 and $(81,957) ($ Thousands), respectively.

The Fund had long futures contracts open as of February 28, 2005:

-----------------------------------------------------------------------

                     NUMBER       CONTRACT                 UNREALIZED
CONTRACT               OF          VALUE                   GAIN/(LOSS)
DESCRIPTION         CONTRACTS  ($THOUSANDS)  EXPIRATION  ($THOUSANDS)
-----------------------------------------------------------------------
S&P 500 Index          24        $7,225       03/21/05         $ (54)
S&P Mid 400 Index      11           734       03/18/05             2
                                                               ------
                                                               $ (52)
                                                               ------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
--------------------------------------------------------------------------------
     SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 98.1%

CONSUMER DISCRETIONARY -- 10.9%

  Aeropostale*                           16,600    $      530
  Amazon.Com (B)*                       156,161         5,494
  American Axle & Manufacturing
     Holdings (B)                        31,295           827
  American Eagle Outfitters               2,784           151
  American Greetings, Cl A                8,388           207
  Autoliv                                37,846         1,890
  Autonation*                             5,503           107
  Autozone (B)*                         133,369        12,923
  Barnes & Noble (B)*                    35,394         1,209
  Bed Bath & Beyond (B)*                 26,041           977
  Best Buy                                8,077           436
  Black & Decker (B)                    108,905         9,030
  Blyth                                   1,531            49
  Brinker International*                 42,082         1,593
  Brunswick*                             52,066         2,428
  Carnival                               95,517         5,194
  CBRL Group (B)                          9,766           418
  CEC Entertainment*                     19,350           749
  Centex                                 62,886         3,999
  Choice Hotels International             6,722           397
  Circuit City Stores                    39,000           610
  Claire's Stores                        23,277           536
  Clear Channel Communications (B)      155,800         5,185
  Coach*                                 63,700         3,537
  Comcast, Cl A (B)*                    213,669         6,955
  Comcast, Special Cl A (B)*             45,303         1,443
  Dana                                   80,600         1,162
  Darden Restaurants                    401,226        10,753
  Dillard's, Cl A                        36,700           855
  Dollar General (B)                     96,231         2,043
  Eastman Kodak (B)                      28,300           962
  eBay*                                 204,942         8,780
  EchoStar Communications, Cl A (B)*    240,766         7,163
  Federated Department Stores           226,075        12,762
  Ford Motor (B)                        856,356        10,833
  Fortune Brands                         33,763         2,735
  Fox Entertainment Group, Cl A*         85,051         2,832
  GameStop, Cl B*                        13,650           267
  Gannett                                70,944         5,587
  Gap (B)                               174,403         3,720
  Gemstar-TV Guide International*        17,287            77
  General Motors (B)                     24,956           890
  Genuine Parts                          49,000         2,121
  Goodyear Tire & Rubber (B)*            66,200           957
  GTECH Holdings (B)                     62,374         1,456
  Harley-Davidson (B)                     9,600           594
  Harman International Industries        44,357         4,976
  Harrah's Entertainment (B)             42,933         2,816
  Hearst-Argyle Television                2,411            59
  Hibbett Sporting Goods*                 3,300            92
  Hilton Hotels                          31,718           668
  Home Depot                          1,029,443        41,198
  International Game Technology          44,606         1,359
  Jack in the Box*                        5,300           190
  Jakks Pacific*                          5,600           111
  JC Penney (B)                         492,665        21,919
  Johnson Controls                       45,010         2,660
  Jones Apparel Group                    95,400         3,031
  KB Home (B)                             1,700           212
  Knight-Ridder                           7,400           485
  Kohl's*                                 3,600           172
  Leggett & Platt                        21,400           592
  Liberty Media, Cl A*                  375,000         3,802



----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Limited Brands                        192,800    $    4,585
  Liz Claiborne                          30,500         1,290
  Lowe's (B)                             34,832         2,047
  Mandalay Resort Group (B)               5,557           394
  Marriott International, Cl A           13,600           872
  Marvel Enterprises*                    62,200         1,096
  May Department Stores                  10,808           373
  McDonald's                            305,932        10,120
  McGraw-Hill                            58,465         5,370
  MDC Holdings                            5,343           425
  Meredith                               16,422           754
  Michaels Stores                        14,836           473
  News, Cl A (B)                        191,446         3,186
  Nike, Cl B (B)                         20,576         1,789
  Nordstrom                              51,413         2,764
  NVR (B)*                                6,616         5,242
  Overstock.com*                         21,300         1,144
  Pacific Sunwear of California         114,700         2,955
  Petco Animal Supplies*                  7,087           251
  Polaris Industries                      2,685           187
  Pulte Homes                            25,005         1,951
  RadioShack                             11,473           339
  Reebok International (B)               31,600         1,395
  Regal Entertainment Group, Cl A        41,986           809
  Rent-A-Center*                         27,480           713
  Royal Caribbean Cruises                 3,199           151
  Select Comfort*                        10,900           225
  Sherwin-Williams                       43,871         1,943
  Snap-On                                 6,400           212
  Stanley Works                          46,800         2,165
  Staples                                14,402           454
  Starbucks*                            117,204         6,072
  Starwood Hotels & Resorts
   Worldwide                             34,763         1,990
  Target                                 92,562         4,704
  Timberland, Cl A*                       2,220           155
  Time Warner*                        1,205,174        20,765
  Toys "R" Us*                           25,000           572
  Tribune                                 3,300           134
  VF                                     10,748           642
  Viacom, Cl B                          181,933         6,349
  Walt Disney (B)                       936,476        26,165
  Wendy's International                   6,608           250
  Whirlpool                              46,518         2,966
  Yum! Brands (B)                        29,207         1,425
                                                   ----------
                                                      355,628
                                                   ----------
CONSUMER STAPLES -- 9.9%

  Alberto-Culver                          3,042           159
  Albertson's (B)                        31,400           703
  Altria Group (B)                      387,628        25,448
  Anheuser-Busch                        311,047        14,759
  Archer-Daniels-Midland                611,135        14,728
  Avon Products                         318,992        13,643
  Bunge                                  12,746           697
  Clorox                                120,528         7,236
  Coca-Cola                             770,720        32,987
  Coca-Cola Enterprises (B)             126,268         2,696
  Colgate-Palmolive (B)                 143,912         7,616
  ConAgra Foods                          33,200           907
  Costco Wholesale (B)                  119,444         5,565
  CVS                                    26,300         1,310
  Gillette                              420,711        21,141
  Hershey Foods                          27,166         1,711
  HJ Heinz                                5,600           211
  Hormel Foods                            1,281            40
  Kellogg                                49,342         2,171
  Kimberly-Clark                        184,701        12,187
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Kroger (B)*                            89,654    $    1,613
  Loews--Carolina Group                  12,540           411
  McCormick                              18,600           707
  Molson Coors Brewing, Cl B             15,500         1,078
  Pepsi Bottling Group                  371,031        10,099
  PepsiAmericas                          15,389           350
  PepsiCo                               236,277        12,726
  Pilgrim's Pride                       123,229         4,680
  Procter & Gamble (B)                  524,917        27,868
  Reynolds American (B)                  93,806         7,687
  Safeway*                               51,300           944
  Sara Lee                              267,766         5,998
  Smithfield Foods*                       4,200           143
  Supervalu                             201,496         6,401
  Sysco (B)                              10,105           348
  Tyson Foods, Cl A                     186,170         3,169
  UST (B)                               151,698         8,290
  Wal-Mart Stores                     1,152,350        59,473
  Walgreen                               58,503         2,506
  WM Wrigley Jr.                         50,692         3,374
                                                   ----------
                                                      323,780
                                                   ----------
ENERGY -- 9.5%

  Amerada Hess (B)                       28,500         2,861
  Anadarko Petroleum                    169,195        13,004
  Apache (B)                            116,684         7,337
  Ashland                                36,927         2,411
  Baker Hughes (B)                      184,261         8,712
  BJ Services                             4,600           230
  Burlington Resources                   48,448         2,405
  ChevronTexaco                         584,575        36,290
  ConocoPhillips                        406,501        45,077
  Devon Energy                          137,603         6,438
  Diamond Offshore Drilling (B)          30,800         1,525
  El Paso*                               13,600           168
  EOG Resources (B)                      20,300         1,850
  Exxon Mobil                         1,482,928        93,884
  Halliburton                            67,430         2,965
  Kerr-McGee (B)                          3,300           256
  Kinder Morgan (B)                       2,934           235
  Marathon Oil                          194,430         9,204
  Nabors Industries*                     13,000           746
  Occidental Petroleum (B)              462,087        32,471
  Overseas Shipholding Group             12,916           841
  Pogo Producing                         30,794         1,497
  Premcor (B)*                            6,636           364
  Schlumberger                          148,234        11,184
  Sunoco                                 32,029         3,174
  Todco, Cl A*                            7,800           197
  Transocean*                            96,400         4,674
  Unit (B)*                              14,300           655
  Universal Compression Holdings*         5,700           217
  Unocal                                  8,500           460
  Valero Energy (B)                     261,031        18,596
  Varco International*                   12,231           461
  Williams                               48,600           915
  XTO Energy                             10,700           487
                                                   ----------
                                                      311,791
                                                   ----------
FINANCIALS -- 19.4%

  ACE (B)                               242,082        10,763
  Aflac                                  23,762           911
  Allstate                              403,280        21,648
  AMBAC Financial Group                   1,375           107
  American Capital Strategies (B)        15,378           534
  American Express (B)                  223,146        12,083

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  American Financial Group               23,600    $      720
  American International Group          667,031        44,558
  AmSouth Bancorp (B)                     8,000           200
  AON (B)                                 1,500            37
  Apartment Investment &
    Management, Cl A+                     9,100           348
  Archstone-Smith Trust+                 26,100           883
  Astoria Financial                       3,258           122
  Axis Capital Holdings                  23,952           670
  Bank of America                     1,692,031        78,933
  Bank of New York                        2,025            61
  BB&T (B)                              106,000         4,150
  Bear Stearns                           15,850         1,577
  Capital One Financial (B)              39,821         3,054
  Chubb (B)                              10,800           854
  CIT Group                              53,248         2,149
  Citigroup                           1,818,363        86,772
  Comerica (B)                           26,800         1,530
  Compass Bancshares                     13,400           609
  Countrywide Financial (B)             504,239        17,522
  Doral Financial (B)                    72,346         2,869
  E*Trade Financial*                     82,300         1,092
  Equity Residential+                     9,700           318
  Everest Re Group                       36,147         3,140
  Fannie Mae                            367,464        21,482
  Federated Investors, Cl B              90,871         2,684
  Fifth Third Bancorp (B)                56,006         2,507
  Franklin Resources (B)                 13,109           920
  Freddie Mac                           329,983        20,459
  Genworth Financial, Cl A*              24,000           676
  Golden West Financial (B)              31,638         1,958
  Goldman Sachs Group (B)               144,643        15,737
  Hartford Financial Services Group      34,664         2,494
  HCC Insurance Holdings                 17,151           643
  Health Care REIT+ (B)                   7,889           271
  Huntington Bancshares                  32,309           728
  Independence Community Bank            12,718           506
  Infinity Property & Casualty           11,500           370
  JPMorgan Chase (B)                    798,788        29,196
  Keycorp                                78,965         2,606
  LandAmerica Financial Group             7,200           394
  Lehman Brothers Holdings              101,581         9,262
  Lincoln National                       25,964         1,216
  Loews                                  36,200         2,580
  M&T Bank                                1,900           188
  Mack-Cali Realty+                       3,128           138
  Marsh & McLennan (B)                   27,183           888
  Marshall & Ilsley                       9,000           364
  MBNA                                  496,993        12,609
  Merrill Lynch (B)                     410,516        24,048
  Metlife                               112,687         4,625
  MGIC Investment                        32,700         2,052
  Moody's (B)                            14,135         1,186
  Morgan Stanley (B)                    413,689        23,361
  National City (B)                     431,422        15,432
  Nationwide Financial Services, Cl A     9,289           342
  North Fork Bancorporation             190,794         5,497
  Pan Pacific Retail Properties+            139             8
  PartnerRe                              10,030           628
  Plum Creek Timber+ (B)                  4,500           169
  PNC Financial Services Group           48,328         2,544
  Popular                                 1,666            44
  Principal Financial Group*             40,000         1,561
  Progressive (B)                        15,024         1,309
  Providian Financial (B)*               68,400         1,173
  Prudential Financial                   71,646         4,084
  Regions Financial (B)                  24,300           784
  Reinsurance Group of America            6,864           313
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------

  RenaissanceRe Holdings                  4,585    $      218
  Safeco                                 62,161         2,964
  Simon Property Group+                  53,679         3,326
  SLM                                    56,100         2,738
  SunTrust Banks                         48,200         3,492
  T Rowe Price Group                     27,364         1,680
  Torchmark                              27,969         1,458
  Trizec Properties+                      5,860           105
  UnionBanCal                             1,793           111
  UnumProvident (B)                     123,100         2,083
  US Bancorp                            580,134        17,259
  Wachovia                              777,990        41,241
  Washington Mutual                     393,098        16,494
  Wells Fargo                           373,030        22,151
  WR Berkley                             13,244           680
  XL Capital, Cl A                       23,878         1,791
  Zions Bancorporation                    5,300           350
                                                   ----------
                                                      636,391
                                                   ----------
HEALTH CARE -- 12.6%

  Abbott Laboratories                   126,616         5,823
  Aetna                                  97,384        14,220
  Allergan                                6,039           454
  American Pharmaceutical Partners*           1            --
  AmerisourceBergen (B)                 166,176         9,954
  Amgen*                                 81,189         5,002
  Amsurg*                                 9,300           225
  Applera--Applied Biosystems Group      34,000           698
  Barr Pharmaceuticals*                   7,580           362
  Bausch & Lomb                          57,510         4,071
  Becton Dickinson (B)                  350,648        20,993
  Biogen Idec (B)*                       41,300         1,596
  Biomet (B)                             31,400         1,326
  Bone Care International*                6,500           176
  Boston Scientific (B)*                159,462         5,208
  Bristol-Myers Squibb (B)              169,713         4,248
  C.R. Bard (B)                          53,604         3,565
  Cardinal Health (B)                   308,960        18,090
  Caremark Rx*                          155,800         5,964
  Celgene (B)*                           62,118         1,700
  Cephalon (B)*                           7,118           349
  Cigna                                  14,800         1,344
  Coventry Health Care (B)*             153,855         9,708
  Eli Lilly                              56,519         3,165
  Express Scripts*                       36,200         2,725
  First Horizon Pharmaceutical*          46,300           761
  Fisher Scientific
    International (B)*                   12,900           782
  Forest Laboratories*                   18,846           805
  Genentech*                             47,742         2,253
  Gilead Sciences*                      159,487         5,510
  Guidant                                50,894         3,735
  HCA (B)                                40,000         1,888
  Hospira*                               27,531           815
  Humana*                               106,365         3,539
  Idexx Laboratories*                     1,900           105
  IMS Health                             11,361           277
  Invitrogen (B)*                        35,800         2,505
  Johnson & Johnson                   1,190,835        78,119
  King Pharmaceuticals*                  16,451           157
  Laboratory of America Holdings*        13,500           646
  Lincare Holdings*                       8,010           325
  Manor Care (B)                         44,600         1,520
  McKesson                              166,899         6,232
  Medco Health Solutions*                45,924         2,040
  Medicis Pharmaceutical, Cl A (B)       60,300         2,083
  Medimmune*                              8,700           209
  Medtronic                             308,051        16,056

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Merck                                 864,771    $   27,413
  Nu Skin Enterprises, Cl A              22,900           511
  PerkinElmer                           101,115         2,243
  Pfizer                              2,035,038        53,501
  Quest Diagnostics                      22,000         2,187
  Schering-Plough                        65,200         1,236
  St. Jude Medical*                      58,644         2,293
  Stryker (B)                            45,043         2,237
  Thermo Electron*                      124,063         3,407
  United Therapeutics*                   24,500         1,113
  UnitedHealth Group                    157,883        14,393
  USANA Health Sciences (B)*             11,800           525
  Ventana Medical Systems*                7,900           531
  Waters*                                35,616         1,740
  WellPoint*                            146,547        17,888
  Wyeth                                 677,240        27,645
  Zimmer Holdings*                       47,995         4,123
                                                   ----------
                                                      414,314
                                                   ----------
INDUSTRIALS -- 11.7%

  3M                                    280,250        23,524
  Accenture, Cl A*                      230,180         5,881
  AGCO (B)*                               7,671           149
  Alexander & Baldwin                     8,041           365
  American Standard*                     50,200         2,299
  Apollo Group, Cl A (B)*                94,349         6,948
  Armor Holdings*                        12,100           483
  Avery Dennison                          4,800           291
  Boeing                                106,818         5,872
  Burlington Northern Santa Fe          258,344        12,987
  Career Education (B)*                   6,991           239
  Caterpillar (B)                       206,130        19,593
  Cendant                               495,500        10,960
  Cooper Industries, Cl A                59,143         4,103
  CSX                                     5,000           207
  Cummins (B)                            52,755         3,873
  Danaher (B)                            20,340         1,102
  Deere                                  74,957         5,330
  Deluxe                                133,734         5,221
  Eaton (B)                              62,282         4,344
  Emerson Electric                       81,815         5,426
  Equifax                               123,948         3,767
  FedEx (B)                              92,665         9,061
  Fluor (B)                               6,700           420
  General Dynamics                       84,524         8,905
  General Electric                    2,210,503        77,810
  Goodrich                               83,047         3,075
  Graco                                   6,991           270
  H&R Block (B)                         224,747        11,979
  Herman Miller                           3,100            90
  Honeywell International                62,053         2,356
  Illinois Tool Works                    67,121         6,024
  Ingersoll-Rand, Cl A                   34,285         2,889
  Innovative Solutions & Support*         3,000            90
  ITT Industries                          1,700           150
  JB Hunt Transport Services (B)         38,224         1,804
  L-3 Communications Holdings           110,172         7,943
  Lockheed Martin                       345,118        20,438
  Masco (B)                             167,391         5,644
  Norfolk Southern                      133,021         4,774
  Northrop Grumman                      176,287         9,326
  Paccar                                 85,562         6,439
  Parker Hannifin                        20,623         1,357
  PHH*                                   19,786           415
  Pitney Bowes                            3,600           165
  Raytheon                               91,656         3,505
  Reliance Steel & Aluminum               8,900           407
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Republic Services                       5,566    $      176
  Robert Half International              18,584           542
  Rockwell Automation                    57,363         3,565
  Rockwell Collins                       80,577         3,711
  RR Donnelley & Sons                   180,976         6,010
  Ryder System                          120,991         5,137
  Southwest Airlines                    129,202         1,789
  Swift Transportation*                  18,700           444
  Teekay Shipping                         5,476           271
  Textron                                41,200         3,187
  Tyco International (B)                788,375        26,395
  Union Pacific                          14,582           925
  United Defense Industries*             29,444         1,611
  United Parcel Service, Cl B (B)       179,050        13,875
  United Technologies                    56,322         5,625
  Walter Industries (B)                   8,000           307
  WW Grainger                            38,162         2,396
                                                   ----------
                                                      384,266
                                                   ----------
INFORMATION TECHNOLOGY -- 15.0%

  3Com*                                 177,606           636
  Adobe Systems                         144,768         8,939
  Advanced Micro Devices (B)*            74,862         1,306
  Affiliated Computer Services,
    Cl  A (B)*                           22,901         1,184
  Agilent Technologies (B)*             101,166         2,428
  Altera*                                 8,100           168
  Andrew*                                 2,600            31
  Apple Computer*                       350,308        15,715
  Autodesk                              332,335         9,877
  Automatic Data Processing              61,053         2,623
  Avaya (B)*                             92,800         1,299
  BMC Software*                          20,820           311
  Broadcom, Cl A (B)*                    11,403           368
  Cisco Systems*                      2,674,028        46,581
  Citrix Systems*                        60,000         1,350
  Computer Associates
    International (B)                    33,657           912
  Computer Sciences (B)*                103,510         4,785
  Comverse Technology (B)*               21,600           501
  Convergys*                            109,908         1,647
  Corning (B)*                          154,200         1,769
  Dell*                                 505,310        20,258
  Earthlink (B)*                         20,200           176
  Electronic Arts (B)*                   16,106         1,039
  EMC*                                  621,871         7,873
  First Data                             92,003         3,774
  Freescale Semiconductor, Cl B*         71,179         1,365
  Google, Cl A (B)*                       5,858         1,101
  Harris                                 30,267         2,019
  Hewlett-Packard                     1,142,722        23,769
  Ingram Micro, Cl A*                    20,974           376
  Intel                               2,337,294        56,048
  International Business Machines       576,368        53,360
  Internet Security Systems*             14,800           297
  Intuit*                               142,937         6,118
  Lexmark International, Cl A*           12,330           988
  Linear Technology (B)                  91,060         3,557
  Lucent Technologies (B)*              326,587         1,003
  Mercury Interactive (B)*               12,200           560
  Micron Technology (B)*                621,782         7,150
  Microsoft                           3,052,597        76,864
  Motorola                            1,186,777        18,585
  National Semiconductor*                18,878           377
  NCR*                                  112,800         4,398
  Network Appliance (B)*                123,114         3,695
  Oracle*                             1,062,508        13,717
  Pegasus Solutions*                      4,400            52
  Polycom*                               11,593           188

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  QLogic (B)*                            31,420    $    1,266
  Qualcomm                              554,429        20,020
  Sabre Holdings, Cl A                  197,244         4,158
  Sanmina-SCI*                           95,086           528
  Scientific-Atlanta (B)                 83,935         2,594
  Siebel Systems (B)*                    39,016           333
  Sigmatel (B)*                          21,200           884
  Sun Microsystems*                     838,712         3,539
  Sungard Data Systems (B)*             146,567         3,827
  Symantec (B)*                         163,134         3,591
  Symbol Technologies                    11,600           206
  Synopsys*                              60,333         1,092
  Tektronix                               8,084           234
  Texas Instruments (B)                 726,326        19,226
  Xerox (B)*                            318,166         4,963
  Yahoo!*                               412,090        13,298
                                                   ----------
                                                      490,896
                                                   ----------
MATERIALS -- 3.4%

  Alcoa                                  15,482           497
  Allegheny Technologies                 42,600         1,049
  Ball                                   75,340         3,345
  Bemis                                  24,100           719
  Dow Chemical                          532,954        29,393
  E.I. Du Pont de Nemours                87,191         4,647
  Eastman Chemical                      119,969         6,927
  Ecolab                                 41,526         1,317
  Engelhard                               9,696           293
  Freeport-McMoRan Copper &
    Gold, Cl B (B)                        5,835           244
  Georgia-Pacific                       366,409        13,121
  Hercules*                              22,000           316
  International Flavors &
    Fragrances (B)                       45,419         1,876
  Louisiana-Pacific                     196,730         5,168
  Lyondell Chemical                      12,831           434
  Monsanto                              106,080         6,236
  Newmont Mining                          4,236           191
  Nucor (B)                             156,116         9,732
  Pactiv (B)*                             5,249           119
  Phelps Dodge (B)                      131,562        14,005
  PPG Industries                         11,382           819
  Praxair                                10,380           465
  Sigma-Aldrich                          17,208         1,060
  Steel Dynamics                          5,524           246
  Temple-Inland                          11,500           922
  United States Steel (B)                86,358         5,385
  Valspar                                19,637           906
  Vulcan Materials                        2,200           127
  Weyerhaeuser (B)                       44,300         2,965
                                                   ----------
                                                      112,524
                                                   ----------
TELECOMMUNICATION SERVICES -- 2.9%

  Alltel (B)                             30,700         1,756
  AT&T (B)                              519,889        10,101
  BellSouth                             518,057        13,366
  CenturyTel (B)                         85,200         2,866
  Citizens Communications                80,700         1,077
  Crown Castle International*            16,900           276
  Nextel Communications, Cl A*          565,996        16,657
  SBC Communications                    381,121         9,166
  Sprint (B)                            411,194         9,737
  Verizon Communications                832,095        29,931
                                                   ----------
                                                       94,933
                                                   ----------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2005

----------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
UTILITIES -- 2.8%

  AES*                                  255,954    $    4,285
  Allegheny Energy (B)*                  73,200         1,386
  Alliant Energy                          7,022           188
  American Electric Power                71,700         2,395
  Centerpoint Energy                    354,367         4,245
  CMS Energy (B)*                        27,100           329
  Consolidated Edison (B)                20,200           863
  Constellation Energy Group             88,092         4,534
  DTE Energy (B)                         15,700           694
  Duke Energy (B)                        13,000           351
  Edison International                  347,261        11,279
  Energy East                             5,242           135
  Entergy                               102,737         7,101
  Exelon (B)                            253,910        11,517
  FirstEnergy                            76,378         3,150
  NiSource (B)                           71,689         1,623
  NSTAR                                   5,155           286
  PG&E (B)*                              78,004         2,744
  Pinnacle West Capital                  26,300         1,098
  PPL                                     4,800           262
  Progress Energy                        47,571         2,062
  Sempra Energy                         110,188         4,407
  Southern (B)                           31,440         1,010
  TXU (B)                               320,637        24,449
  UGI                                     1,365            61
  Xcel Energy (B)                        70,941         1,257
                                                   ----------
                                                       91,711
                                                   ----------
Total Common Stock
  (Cost $2,908,708) ($ Thousands)                   3,216,234
                                                   ----------

COMMERCIAL PAPER (C)(D) -- 4.5%

FINANCIALS -- 4.5%

  Belford Funding
    2.660%, 03/01/05                    $18,293        18,293
  Broadhollow Funding
    2.680%, 03/01/05                      3,658         3,658
    2.680%, 03/02/05                      7,676         7,675
  CCN Independence IV (F)
    2.660%, 01/17/06                      1,463         1,463
  CPI Funding
    2.634%, 03/21/05                      5,075         5,068
  Chesham Finance
    2.660%, 03/01/05                     18,293        18,293
  Cre-8 Funding
    2.620%, 03/01/05                      3,658         3,658
  Golden Fish
    2.657%, 04/04/05                      5,123         5,111
    2.644%, 03/23/05                      2,195         2,192
    2.627%, 04/08/05                     11,367        11,335
  HSBC Finance
    2.720%, 04/20/05                      3,293         3,280
  Liberty Harbour
    2.634%, 03/23/05                     11,150        11,132
  Park Granada
    2.650%, 03/01/05                     13,394        13,394
  Park Sienna
    2.594%, 03/21/05                      7,317         7,306
  Rhineland Funding Capital
    2.765%, 05/09/05                      1,463         1,456
    2.764%, 05/06/05                      1,958         1,948
    2.763%, 05/03/05                     14,659        14,588


----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Thornburg Mortgage Capital
    2.604%, 03/22/05                    $12,805       $12,785
    2.603%, 03/15/05                      6,585         6,579
                                                   ----------
Total Commercial Paper
  (Cost $149,214) ($ Thousands)                       149,214
                                                   ----------

CORPORATE OBLIGATIONS (C)(E) -- 4.2%

FINANCIALS -- 4.1%

  Allstate Life Global Funding II
     MTN (F)
    2.580%, 03/16/06                      1,829         1,829
  American General Finance (F)
    2.590%, 03/15/06                      5,122         5,122
  CCN Bluegrass I (F)
    2.670%, 02/21/06                      4,756         4,756
  Countrywide Home Loans
     MTN, Ser M
    2.980%, 08/26/05                      2,195         2,195
    2.940%, 05/20/05                      1,463         1,463
    2.810%, 01/31/06                      1,610         1,610
    2.630%, 06/23/05                      2,927         2,927
    2.528%, 11/30/05                      8,049         8,049
  Five Finance MTN (F)
    2.609%, 09/22/05                     10,390        10,387
  Genworth Financial (F)
    2.600%, 03/15/06                     10,244        10,244
  Harrier Finance Funding MTN (F)
    2.534%, 09/15/05                      2,122         2,121
  Harrier Finance Funding MTN,
    Ser 1 (F)
    2.496%, 06/15/05                      6,366         6,365
  Irish Life & Permanent MTN,
    Ser X (F)
    2.612%, 03/22/06                      6,805         6,804
  Jackson National Life Funding (F)
    2.590%, 04/01/06                     16,098        16,098
  Lakeside Funding (F)
    2.590%, 03/08/05                      4,548         4,548
  Morgan Stanley, Ser EXL
    2.590%, 03/06/06                      1,463         1,463
  Morgan Stanley, Ser EXLS
    2.588%, 04/03/06                      3,659         3,658
  Nationwide Building Society (F)
    2.590%, 01/06/06                      7,317         7,317
    2.542%, 10/28/05                      3,659         3,659
  Northern Rock (F)
    2.600%, 02/03/06                      6,439         6,439
  Pacific Life Global Funding (F)
    2.580%, 03/13/06                      5,488         5,488
  SLM MTN, Ser X (F)
    2.599%, 03/20/06                     12,805        12,805
  White Pine Finance (F)
    2.595%, 03/11/05                      1,829         1,829
  White Pine Finance MTN, Ser 1 (F)
    2.596%, 11/01/05                      3,219         3,219
  XL Life and Annuity (F)
    2.599%, 02/06/06                      3,951         3,955
                                                   ----------
                                                      134,350
                                                   ----------
INDUSTRIALS -- 0.1%

  Caterpillar Financial Services
    MTN, Ser F
    2.730%, 07/11/05                      3,659         3,659
                                                   ----------

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
Total Corporate Obligations
  (Cost $138,009) ($ Thousands)                    $  138,009
                                                   ----------

ASSET-BACKED SECURITIES (C)(E)(F) -- 2.3%

AUTOMOTIVE -- 0.0%

  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
    2.610%, 11/15/05                    $   754           754
                                                   ----------
MORTGAGE RELATED SECURITIES -- 2.3%

  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    2.599%, 09/20/05                      4,683         4,683
  Blue Heron Funding, Ser 2A, Cl A
    2.629%, 03/18/05                      3,293         3,293
  Blue Heron Funding, Ser 9A, Cl A1
    2.680%, 02/22/06                      7,317         7,317
  Cheyne High Grade,
    Ser 2004-1A, Cl A1
    2.791%, 11/10/05                      4,207         4,207
  Commodore, Ser 2003-2A,
    Cl A1MM
    2.570%, 12/12/38                      3,366         3,366
  Davis Square Funding,
    Ser 2004-2A, Cl AMMB
    2.620%, 04/06/05                      3,658         3,658
  Davis Square Funding,
    Ser 2004-2A, Cl AMMC
    2.620%, 05/06/05                      3,658         3,658
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    2.680%, 04/08/05                      3,658         3,658
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    2.649%, 09/20/05                      9,293         9,293
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    2.920%, 05/18/05                      7,607         7,607
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    2.700%, 11/25/05                     13,743        13,743
  RMAC, Ser 2004-NS3A, Cl A1
    2.590%, 06/12/05                      3,198         3,198
  Saturn Ventures II
    2.650%, 08/08/05                      6,805         6,805
  Whitehawk Funding,
    Ser 2004-1A, Cl AMMB
    2.520%, 06/15/05                      1,829         1,829
                                                   ----------
                                                       76,315
                                                   ----------
Total Asset-Backed Securities
  (Cost $77,069) ($ Thousands)                         77,069
                                                   ----------

CERTIFICATES OF DEPOSIT (C)(E) -- 0.4%

  U.S. Trust
    2.715%, 09/14/05                      7,317         7,317
  Washington Mutual Bank
    2.820%, 08/18/05                      7,317         7,317
                                                   ----------
Total Certificates of Deposit
  (Cost $14,634) ($ Thousands)                         14,634
                                                   ----------

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A) -- 0.2%

  U.S. Treasury Bills
    2.881%, 08/25/05                    $ 4,580    $    4,516
    2.177%, 03/17/05                        300           300
    2.172%, 03/24/05                        400           399
                                                   ----------
Total U.S. Treasury Obligations
  (Cost $5,215) ($ Thousands)                           5,215
                                                   ----------

CASH EQUIVALENTS  -- 2.5%

  Bear Stearns Master Notes (C)       7,317,040         7,317
  Wachovia Cash
     Management Program               2,389,897         2,390
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++   70,672,801        70,673
                                                   ----------
Total Cash Equivalents
  (Cost $80,380) ($ Thousands)                         80,380
                                                   ----------

REPURCHASE AGREEMENT(C)  -- 1.1%

Barclays
   2.630%, dated 02/28/05, to be
   repurchased on 03/01/05,
   repurchase price $35,347,253
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $588,656-
   $10,475,880, 1.875%-7.000%,
   05/31/05-11/14/08; total market
   value $36,051,836)                    35,345        35,345
                                                   ----------
Total Repurchase Agreement
  (Cost $35,345) ($ Thousands)                         35,345
                                                   ----------

Total Investments -- 113.3%
  (Cost $3,408,574) ($ Thousands)                  $3,716,100
                                                   ==========

Percentages are based on Net Assets of $3,278,442 ($ Thousands).

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Disciplined Equity Fund
February 28, 2005

* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $404,966 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2005 was $421,588 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

Cl -- Class
MTN -- Medium Term Note
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

# At February 28, 2005, the tax basis cost of the Fund's investments was $3,408,574 ($ Thousands), and the unrealized appreciation and depreciation were $386,118 and $(78,592) ($ Thousands), respectively.

The Fund had long futures contracts open as of February 28, 2005:

----------------------------------------------------------------------

                     NUMBER      CONTRACT                   UNREALIZED
CONTRACT               OF          VALUE                       GAIN
DESCRIPTION         CONTRACTS  ($THOUSANDS)  EXPIRATION  ($ THOUSANDS)
----------------------------------------------------------------------
   S&P 500 Index       244         $73,450    03/21/05          $ 484
                                                                -----

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 98.0%

CONSUMER DISCRETIONARY -- 11.9%

  7-Eleven*                                 577      $     14
  Abercrombie & Fitch, Cl A               2,330           125
  Adesa*                                  2,372            54
  Advance Auto Parts*                     1,992           100
  Amazon.Com (B)*                         7,726           272
  American Axle &
    Manufacturing Holdings                  950            25
  American Eagle Outfitters               1,425            77
  AnnTaylor Stores*                       1,847            41
  Applebees International                 2,175            62
  Autoliv                                 2,483           124
  Autonation*                             4,490            88
  Autozone (B)*                           1,448           140
  Barnes & Noble (B)*                     1,422            49
  Bed Bath & Beyond (B)*                  7,817           293
  Belo, Cl A                              2,660            63
  Best Buy                                7,000           378
  Big Lots*                               2,988            35
  Black & Decker (B)                      2,069           172
  Blockbuster, Cl A (B)                   4,725            42
  Borders Group                           2,009            52
  BorgWarner                              1,422            75
  Brinker International*                  2,310            87
  Brunswick*                              2,484           116
  Cabela's, Cl A (B)*                       211             4
  Cablevision Systems, Cl A (B)*          4,492           140
  Caesars Entertainment*                  8,222           165
  Carmax (B)*                             2,827            93
  Centex                                  3,287           209
  Cheesecake Factory (B)*                 2,046            70
  Chico's FAS (B)*                        4,556           134
  Choice Hotels International               522            31
  Circuit City Stores                     5,249            82
  Citadel Broadcasting*                   1,300            18
  Claire's Stores                         2,327            54
  Clear Channel Communications           13,090           436
  Coach*                                  4,992           277
  Columbia Sportswear (B)*                  438            25
  Comcast, Cl A (B)*                     56,084         1,826
  Cox Radio, Cl A*                          916            15
  Dana                                    4,058            59
  Darden Restaurants                      4,327           116
  Delphi                                 12,843            88
  Dex Media                               1,520            35
  Dillard's, Cl A                         1,675            39
  DIRECTV Group*                         16,929           254
  Dollar General (B)                      7,622           162
  Dollar Tree Stores (B)*                 3,088            83
  Dow Jones (B)                           1,547            57
  DR Horton                               6,035           264
  DreamWorks Animation SKG, Cl A*           825            30
  E.W. Scripps, Cl A                      1,628            75
  Eastman Kodak (B)                       7,608           259
  eBay*                                  27,198         1,165
  EchoStar Communications, Cl A*          6,024           179
  Entercom Communications*                  982            34
  Family Dollar Stores                    4,062           134
  Federated Department Stores             4,494           254
  Foot Locker                             4,012           110
  Ford Motor (B)                         45,948           581
  Fortune Brands                          3,804           308
  Fossil*                                 1,098            28
  Fox Entertainment Group, Cl A*          5,016           167
  Gannett                                 6,734           530



----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Gap (B)                                16,416      $    350
  Gemstar-TV Guide International*         6,756            30
  General Motors (B)                     12,081           431
  Gentex (B)                              1,966            67
  Genuine Parts                           4,645           201
  Getty Images*                           1,177            84
  GTECH Holdings (B)                      3,078            72
  Harley-Davidson (B)                     7,699           476
  Harman International Industries         1,568           176
  Harrah's Entertainment (B)              2,977           195
  Harte-Hanks                             1,489            40
  Hasbro                                  3,967            84
  Hearst-Argyle Television                  863            21
  Hilton Hotels                          10,192           215
  Home Depot                             58,756         2,351
  Hovnanian Enterprises, Cl A*              932            51
  IAC/InterActive (B)*                    8,786           198
  International Game Technology (B)       9,239           281
  International Speedway, Cl A              912            49
  Interpublic Group (B)*                 11,221           147
  JC Penney                               6,457           287
  John Wiley & Sons, Cl A                 1,242            43
  Johnson Controls                        5,030           297
  Jones Apparel Group                     3,394           108
  KB Home (B)                               944           118
  Kmart Holding (B)*                      1,211           118
  Knight-Ridder                           2,106           138
  Kohl's*                                 7,820           374
  Lamar Advertising, Cl A*                2,140            84
  Lear                                    1,825            95
  Lee Enterprises                         1,187            54
  Leggett & Platt                         5,136           142
  Lennar, Cl A (B)                        3,517           214
  Liberty Media International,
    Cl A (B)*                             4,320           187
  Liberty Media, Cl A*                   70,488           715
  Limited Brands                          9,229           219
  Liz Claiborne                           2,982           126
  Lowe's (B)                             20,576         1,209
  Mandalay Resort Group (B)               1,809           128
  Marriott International, Cl A            5,097           327
  Marvel Enterprises (B)*                 1,806            32
  Mattel*                                11,237           235
  May Department Stores                   7,517           259
  Maytag (B)                              2,001            30
  McClatchy, Cl A                           474            34
  McDonald's                             32,943         1,090
  McGraw-Hill                             5,058           465
  MDC Holdings                              816            65
  Media General, Cl A                       601            38
  Meredith                                  966            44
  Metro-Goldwyn-Mayer                     1,609            19
  MGM Mirage*                             1,577           117
  Michaels Stores                         3,503           112
  Mohawk Industries*                      1,339           120
  MSC Industrial Direct, Cl A               844            27
  Neiman-Marcus Group, Cl A               1,125            81
  New York Times, Cl A                    3,902           143
  Newell Rubbermaid (B)                   7,103           158
  Nike, Cl B (B)                          4,254           370
  Nordstrom                               2,772           149
  NTL*                                    1,782           116
  NVR (B)*                                  140           111
  O'Reilly Automotive*                    1,253            64
  Office Depot*                           8,267           159
  OfficeMax (B)                           2,305            73
  Omnicom Group (B)                       4,923           448
  Outback Steakhouse                      1,580            71
  Pacific Sunwear of California           2,085            54
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Petco Animal Supplies*                  1,125      $     40
  PETsMART (B)                            3,875           118
  Pier 1 Imports                          2,316            42
  Polaris Industries                      1,172            82
  Polo Ralph Lauren (B)                   1,046            41
  Pulte Homes (B)                         2,808           219
  Radio One, Cl D*                        2,020            28
  RadioShack                              4,223           125
  Reebok International                    1,387            61
  Regal Entertainment Group, Cl A         1,188            23
  Regis                                   1,185            47
  Rent-A-Center*                          1,780            46
  Ross Stores                             3,846           108
  Ruby Tuesday (B)                        1,765            43
  Ryland Group                            1,215            84
  Saks                                    3,536            54
  Sears Roebuck (B)                       5,639           282
  Sherwin-Williams                        3,073           136
  Sirius Satellite Radio (B)*            32,524           181
  Snap-On                                 1,491            49
  Standard-Pacific                          917            73
  Stanley Works                           1,822            84
  Staples                                12,961           409
  Starbucks*                             10,354           536
  Starwood Hotels & Resorts
    Worldwide                             5,377           308
  Station Casinos                         1,118            68
  Talbots                                   413            11
  Target                                 23,899         1,215
  Tiffany                                 3,781           114
  Timberland, Cl A (B)*                     573            40
  Time Warner*                          114,892         1,980
  TJX                                    13,146           321
  Toll Brothers*                          1,292           114
  Toys "R" Us*                            5,492           126
  Tribune                                 6,584           268
  TRW Automotive Holdings*                  600            12
  UnitedGlobalCom, Cl A*                  9,177            85
  Univision Communications,
    Cl A (B)*                             6,130           162
  Urban Outfitters*                       1,200            50
  VF                                      2,274           136
  Viacom, Cl B                           39,369         1,374
  Walt Disney (B)                        53,735         1,501
  Washington Post, Cl B                     147           132
  Wendy's International                   2,927           111
  Westwood One*                           1,983            43
  Whirlpool                               1,830           117
  Williams-Sonoma (B)*                    2,421            84
  Wynn Resorts (B)*                         862            62
  XM Satellite Radio Holdings,
    Cl A (B)*                             4,125           136
  Yum! Brands                             7,660           374
                                                     --------
                                                       38,115
                                                     --------
CONSUMER STAPLES -- 9.2%

  Alberto-Culver                          1,824            95
  Albertson's (B)                         9,553           214
  Altria Group                           53,759         3,529
  Anheuser-Busch (B)                     21,038           998
  Aramark, Cl B (B)                       2,678            75
  Archer-Daniels-Midland                 15,144           365
  Avon Products                          12,317           527
  BJ's Wholesale Club*                    1,872            57
  Brown-Forman, Cl B                      1,464            75
  Campbell Soup (B)                       6,139           170
  Church & Dwight (B)                     1,632            58
  Clorox                                  2,840           171
  Coca-Cola                              55,270         2,366
  Coca-Cola Enterprises                   6,205           132

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Colgate-Palmolive (B)                  14,015      $    742
  ConAgra Foods                          13,955           381
  Constellation Brands, Cl A*             2,459           132
  Costco Wholesale                       12,105           564
  CVS (B)                                10,356           516
  Dean Foods*                             3,878           134
  Del Monte Foods*                        4,825            51
  Energizer Holdings (B)*                 1,935           115
  Estee Lauder, Cl A                      2,877           127
  General Mills                           7,551           395
  Gillette                               26,389         1,326
  Hershey Foods                           4,486           283
  HJ Heinz                                9,171           345
  Hormel Foods                            1,939            60
  JM Smucker                              1,457            72
  Kellogg                                 6,460           284
  Kimberly-Clark                         13,197           871
  Kraft Foods, Cl A (B)                   6,921           231
  Kroger*                                19,195           345
  Loews--Carolina Group                   1,511            49
  McCormick                               3,539           134
  Molson Coors Brewing, Cl B (B)          1,575           110
  NBTY*                                   1,511            38
  Pepsi Bottling Group                    4,098           112
  PepsiAmericas                           1,912            43
  PepsiCo                                44,732         2,409
  Pilgrim's Pride                           351            13
  Procter & Gamble                       67,394         3,578
  Reynolds American                       3,973           326
  Rite Aid*                              11,114            39
  Safeway*                               11,832           218
  Sara Lee                               20,615           462
  Smithfield Foods*                       2,275            77
  Supervalu                               3,645           116
  Sysco (B)                              16,693           575
  Tootsie Roll Industries                   607            18
  Tyson Foods, Cl A                       5,884           100
  UST (B)                                 4,403           241
  Wal-Mart Stores                        67,240         3,470
  Walgreen (B)                           26,948         1,154
  Whole Foods Market                      1,593           164
  WM Wrigley Jr.                          4,159           277
                                                     --------
                                                       29,529
                                                     --------
ENERGY -- 8.1%

  Amerada Hess (B)                        2,035           204
  Anadarko Petroleum                      6,652           511
  Apache (B)                              8,476           533
  Ashland                                 1,813           118
  Baker Hughes (B)                        8,675           410
  BJ Services                             4,171           208
  Burlington Resources                   10,349           514
  Chesapeake Energy (B)                   7,193           156
  ChevronTexaco                          56,099         3,483
  ConocoPhillips                         17,962         1,992
  Cooper Cameron*                         1,400            81
  Devon Energy                           12,510           585
  Diamond Offshore Drilling (B)           1,595            79
  El Paso (B)*                           16,754           207
  ENSCO International (B)                 3,882           156
  EOG Resources                           3,098           282
  Exxon Mobil                           171,547        10,861
  FMC Technologies*                       1,780            61
  Grant Prideco*                          3,347            81
  Halliburton                            11,476           505
  Kerr-McGee (B)                          3,520           273
  Kinder Morgan (B)                       2,469           198
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005


----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Marathon Oil                            8,991      $    426
  Murphy Oil                              2,151           215
  National-Oilwell (B)*                   2,235           101
  Newfield Exploration*                   1,681           125
  Noble Energy                            1,480           100
  NRG Energy*                             2,069            80
  Occidental Petroleum                   10,315           725
  Patina Oil & Gas                        1,902            77
  Patterson-UTI Energy                    4,357           109
  Pioneer Natural Resources               3,851           162
  Pogo Producing                          1,669            81
  Premcor (B)*                            1,048            57
  Pride International (B)*                2,881            71
  Rowan*                                  2,759            87
  Smith International*                    2,698           173
  Sunoco (B)                              1,948           193
  Tidewater                               1,642            68
  Unocal                                  6,850           371
  Valero Energy (B)                       6,695           477
  Varco International*                    2,589            98
  Western Gas Resources                   1,449            54
  Williams                               14,414           271
  XTO Energy                              6,624           302
                                                     --------
                                                       25,921
                                                     --------
FINANCIALS -- 20.6%

  A.G. Edwards (B)                        2,109            91
  Aflac                                  13,274           509
  Alleghany*                                126            35
  Allied Capital (B)                      3,486            93
  Allmerica Financial*                    1,453            52
  Allstate (B)                           18,377           986
  AMB Property+                           2,144            83
  AMBAC Financial Group                   2,812           219
  American Capital Strategies (B)         2,336            81
  American Express (B)                   29,553         1,600
  American Financial Group                  915            28
  American International Group (B)       60,246         4,024
  American National Insurance               222            24
  AmeriCredit (B)*                        4,028            95
  Ameritrade Holding*                     6,243            66
  AmSouth Bancorp (B)                     9,148           229
  Annaly Mortgage Management+ (B)         3,111            60
  AON (B)                                 8,174           200
  Apartment Investment &
    Management, Cl A+                     2,441            93
  Archstone-Smith Trust+                  5,064           171
  Arden Realty+ (B)                       1,731            59
  Arthur J Gallagher                      2,468            74
  Associated Banccorp (B)                 3,432           110
  Assurant                                2,100            72
  Astoria Financial                       2,028            76
  AvalonBay Communities+ (B)              1,840           128
  Bank of America                       106,927         4,988
  Bank of Hawaii                          1,456            66
  Bank of New York                       20,495           620
  Banknorth Group                         4,453           161
  BB&T                                   14,626           573
  Bear Stearns                            2,971           296
  BlackRock, Cl A                           485            38
  BOK Financial*                            475            19
  Boston Properties+                      2,183           131
  BRE Properties, Cl A+ (B)               1,320            52
  Brown & Brown                           1,412            66
  Camden Property Trust+                  1,056            49
  Capital One Financial (B)               6,256           480
  CapitalSource (B)*                      1,787            41

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Capitol Federal Financial                 527      $     19
  Catellus Development+                   2,709            75
  CBL & Associates Properties+              603            45
  Centerpoint Properties Trust+           1,166            51
  Charles Schwab                         25,889           272
  Chicago Mercantile
    Exchange Holdings (B)                   853           176
  Chubb (B)                               5,013           397
  Cincinnati Financial                    3,963           177
  CIT Group                               5,486           221
  Citigroup (B)                         135,629         6,472
  City National                           1,098            75
  CNA Financial*                            745            21
  Colonial BancGroup                      3,647            74
  Comerica                                4,587           262
  Commerce Bancorp                        1,769           108
  Commerce Bancshares (B)                 1,663            79
  Compass Bancshares                      3,162           144
  Conseco*                                3,877            73
  Countrywide Financial (B)              14,586           507
  Crescent Real Estate Equity+            2,004            33
  Cullen/Frost Bankers                    1,409            65
  Developers Diversified Realty+          2,668           112
  Doral Financial                         2,226            88
  Duke Realty+                            3,658           116
  E*Trade Financial*                      9,392           125
  Eaton Vance                             3,692           100
  Equity Office Properties
    Trust+ (B)                           10,500           317
  Equity Residential+                     7,276           239
  Erie Indemnity, Cl A                      747            38
  Fannie Mae                             25,384         1,484
  Federal Realty Investment Trust+        1,375            69
  Federated Investors, Cl B               2,158            64
  Fidelity National Financial             4,159           184
  Fifth Third Bancorp (B)                12,388           555
  First American                          2,055            75
  First Horizon National (B)              3,312           141
  First Marblehead*                         517            36
  FirstMerit                              2,232            58
  Forest City Enterprises, Cl A             784            50
  Franklin Resources (B)                  4,236           297
  Freddie Mac                            18,106         1,123
  Fremont General                         1,743            44
  Friedman Billings Ramsey
    Group, Cl A+                          3,635            67
  Fulton Financial                        3,197            69
  General Growth Properties+              5,798           202
  Genworth Financial, Cl A*               3,700           104
  Golden West Financial (B)               6,588           408
  Goldman Sachs Group                     8,556           931
  Hartford Financial Services Group       7,705           554
  HCC Insurance Holdings                  1,735            65
  Health Care Property
    Investors+ (B)                        3,489            88
  Health Care REIT+ (B)                   1,383            47
  Hibernia, Cl A                          3,985           102
  Hospitality Properties Trust+           1,766            73
  Host Marriott+ (B)                      8,936           143
  HRPT Properties Trust+                  4,641            59
  Hudson City Bancorp                     1,681            63
  Hudson United Bancorp                   1,222            43
  Huntington Bancshares                   5,924           133
  Independence Community Bank             2,152            86
  IndyMac Bancorp                         1,599            58
  Instinet Group*                         3,479            21
  International Bancshares                  949            35
  Investors Financial Services (B)        1,755            88
  iStar Financial+                        2,954           126
  Janus Capital Group (B)                 6,120            86
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Jefferies Group                         1,357      $     52
  Jefferson-Pilot (B)                     3,722           182
  JPMorgan Chase (B)                     93,418         3,414
  Keycorp                                10,685           353
  Kimco Realty+                           2,503           133
  Legg Mason                              2,707           218
  Lehman Brothers Holdings                7,230           659
  Leucadia National                       2,095            70
  Liberty Property Trust+                 2,155            89
  Lincoln National (B)                    4,520           212
  Loews                                   3,942           281
  M&T Bank                                2,007           199
  Macerich+                               1,544            88
  Mack-Cali Realty+                       1,598            71
  Markel*                                   228            82
  Marsh & McLennan (B)                   13,665           446
  Marshall & Ilsley                       5,768           234
  MBIA (B)                                3,746           220
  MBNA                                   29,681           753
  Mellon Financial                       11,050           317
  Mercantile Bankshares                   2,024            98
  Mercury General                           696            38
  Merrill Lynch (B)                      25,082         1,469
  Metlife                                10,615           436
  MGIC Investment                         2,558           160
  Mills+                                  1,412            76
  MoneyGram International                 2,406            50
  Moody's (B)                             3,330           279
  Morgan Stanley                         28,778         1,625
  National City (B)                      15,514           555
  Nationwide Financial
    Services, Cl A                        1,461            54
  New Plan Excel Realty Trust+            2,695            70
  New York Community Bancorp (B)          6,826           125
  NewAlliance Bancshares                  2,493            36
  North Fork Bancorporation              11,317           326
  Northern Trust                          5,067           214
  Nuveen Investments, Cl A                  499            20
  Odyssey Re Holdings (B)                   384            10
  Old Republic International              4,791           115
  Pan Pacific Retail Properties+          1,011            59
  Peoples Bank                            1,059            40
  Plum Creek Timber+ (B)                  4,889           184
  PMI Group                               2,456            99
  PNC Financial Services Group            7,350           387
  Popular                                 6,886           182
  Principal Financial Group*              8,302           324
  Progressive                             5,286           460
  Prologis+                               4,693           187
  Protective Life                         1,809            72
  Providian Financial (B)*                7,745           133
  Prudential Financial                   13,907           793
  Public Storage+                         2,106           115
  Radian Group                            2,526           122
  Raymond James Financial                 1,714            52
  Rayonier+                               1,342            64
  Reckson Associates Realty+              2,092            64
  Regency Centers+                        1,590            81
  Regions Financial (B)                  12,135           391
  Reinsurance Group of America              799            36
  Safeco                                  3,267           156
  SEI Investments (F)                     1,723            64
  Shurgard Storage Centers, Cl A+         1,246            50
  Simon Property Group+                   4,383           272
  Sky Financial Group (B)                 2,822            78
  SL Green Realty+                        1,032            58
  SLM                                    11,458           559
  South Financial Group                   1,800            55
  Sovereign Bancorp                       9,814           225

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  St. Joe                                 1,444      $    105
  St. Paul Travelers                     17,581           674
  Stancorp Financial Group*                 721            63
  State Street                            8,755           384
  Student Loan                              102            20
  SunTrust Banks                          8,641           626
  Synovus Financial                       8,099           220
  T Rowe Price Group                      2,809           172
  TCF Financial (B)                       3,626           100
  Thornburg Mortgage+ (B)                 2,443            70
  Torchmark                               2,971           155
  Transatlantic Holdings                    655            44
  Trizec Properties+                      2,349            42
  UCBH Holdings                           1,211            50
  UnionBanCal                             1,447            90
  United Dominion Realty Trust+           3,249            72
  Unitrin                                 1,260            59
  UnumProvident (B)                       7,743           131
  US Bancorp                             49,630         1,476
  Valley National Bancorp                 2,559            67
  Ventas+                                 2,210            57
  Vornado Realty Trust+                   2,520           173
  W Holding                               3,009            35
  Wachovia                               42,212         2,238
  Waddell & Reed Financial, Cl A          2,170            45
  Washington Federal                      2,263            54
  Washington Mutual                      22,771           955
  Webster Financial                       1,323            58
  Weingarten Realty Investors+            2,067            76
  Wells Fargo                            44,231         2,626
  Wesco Financial                            41            16
  Westcorp                                  532            24
  WFS Financial*                            207            10
  Whitney Holding                         1,014            45
  Wilmington Trust                        1,663            56
  WR Berkley                              1,828            94
  Zions Bancorporation                    2,312           153
                                                     --------
                                                       65,676
                                                     --------
HEALTH CARE -- 13.0%

  Abbott Laboratories                    40,847         1,879
  Accredo Health*                         1,373            58
  Aetna                                   3,974           580
  Affymetrix*                             1,512            65
  Allergan                                3,413           257
  American Pharmaceutical
    Partners (B)*                           564            29
  AmerisourceBergen (B)                   2,730           164
  Amgen*                                 33,948         2,092
  Amylin Pharmaceuticals (B)*             2,830            61
  Andrx (B)*                              1,901            43
  Applera--Applied Biosystems Group       5,435           112
  Barr Pharmaceuticals*                   2,257           108
  Bausch & Lomb                           1,368            97
  Baxter International                   16,151           576
  Beckman Coulter                         1,626           115
  Becton Dickinson                        6,696           401
  Biogen Idec (B)*                        8,960           346
  Biomet (B)                              6,620           279
  Boston Scientific*                     17,274           564
  Bristol-Myers Squibb (B)               50,879         1,273
  C.R. Bard (B)                           2,696           179
  Cardinal Health (B)                    11,238           658
  Caremark Rx*                           12,239           468
  Celgene (B)*                            4,264           117
  Cephalon (B)*                           1,448            71
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Charles River
    Laboratories International*           1,575      $     73
  Chiron (B)*                             2,933           104
  Cigna                                   3,530           320
  Community Health Systems (B)*           1,508            49
  Cooper                                  1,058            87
  Covance*                                1,658            72
  Coventry Health Care (B)*               2,811           177
  Cytyc*                                  2,903            66
  Dade Behring Holdings*                  1,121            70
  DaVita (B)*                             2,577           109
  Dentsply International                  2,108           116
  Edwards Lifesciences*                   1,507            65
  Eli Lilly                              25,521         1,429
  Endo Pharmaceuticals Holdings*          1,297            29
  Eon Labs*                                 765            23
  Express Scripts*                        1,763           133
  Eyetech Pharmaceuticals (B)*              216             7
  Fisher Scientific International*        2,905           176
  Forest Laboratories*                    9,593           410
  Gen-Probe*                              1,327            68
  Genentech (B)*                         11,692           552
  Genzyme (B)*                            6,423           360
  Gilead Sciences*                       11,170           386
  Guidant                                 8,270           607
  HCA (B)                                11,204           529
  Health Management Associates, Cl A      6,414           147
  Health Net*                             2,930            88
  Henry Schein*                           1,146            83
  Hillenbrand Industries                  1,424            80
  Hospira*                                4,189           124
  Humana*                                 4,326           144
  ICOS*                                   1,404            31
  Idexx Laboratories*                       949            53
  ImClone Systems*                        1,697            75
  IMS Health                              6,068           148
  Inamed*                                   954            65
  Invitrogen (B)*                         1,370            96
  IVAX*                                   4,802            77
  Johnson & Johnson                      77,844         5,107
  Kinetic Concepts*                         685            45
  King Pharmaceuticals*                   6,419            61
  Laboratory of America
    Holdings (B)*                         3,653           175
  Lincare Holdings*                       2,570           104
  Manor Care                              2,245            76
  Martek Biosciences (B)*                   700            47
  McKesson                                7,559           282
  Medco Health Solutions*                 7,038           313
  Medicis Pharmaceutical, Cl A (B)        1,472            51
  Medimmune*                              6,431           155
  Medtronic                              31,744         1,654
  Merck                                  58,203         1,845
  Mettler Toledo International*           1,136            60
  MGI Pharma*                             1,916            44
  Millennium Pharmaceuticals*             7,816            67
  Millipore*                              1,286            58
  Mylan Laboratories (B)                  6,905           122
  Nektar Therapeutics (B)*                2,345            41
  Neurocrine Biosciences*                   952            38
  Omnicare (B)                            2,725            94
  OSI Pharmaceuticals*                    1,259            69
  Pacificare Health Systems*              2,216           141
  Patterson (B)*                          3,145           156
  PerkinElmer                             3,334            74
  Pfizer                                200,107         5,261
  Pharmaceutical Product
    Development*                          1,323            56
  Protein Design Labs (B)*                2,430            36


----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Quest Diagnostics                       2,167      $    215
  Renal Care Group*                       1,831            72
  Resmed (B)*                               900            53
  Respironics*                              920            53
  Schering-Plough                        38,765           735
  Sepracor (B)*                           2,810           181
  St. Jude Medical*                       9,318           364
  Stryker (B)                             7,560           375
  Tenet Healthcare (B)*                  12,466           136
  Thermo Electron*                        4,263           117
  Triad Hospitals (B)*                    1,951            85
  UnitedHealth Group                     17,482         1,594
  Universal Health Services, Cl B         1,333            63
  Varian Medical Systems (B)*             3,630           130
  VCA Antech (B)*                         1,747            35
  Waters*                                 3,083           151
  Watson Pharmaceuticals*                 2,792            89
  WellChoice*                               540            28
  WellPoint*                              7,744           945
  Wyeth                                  34,909         1,425
  Zimmer Holdings*                        6,368           547
                                                     --------
                                                       41,445
                                                     --------
INDUSTRIALS -- 10.5%

  3M (B)                                 20,484         1,719
  AGCO (B)*                               2,394            47
  Alliant Techsystems (B)*                  971            67
  Allied Waste Industries (B)*            7,205            59
  American Power Conversion               4,535           100
  American Standard*                      4,948           227
  Ametek                                  1,765            68
  AMR (B)*                                4,400            37
  Apollo Group, Cl A (B)*                 3,847           283
  Avery Dennison                          2,860           174
  BearingPoint*                           3,976            31
  Boeing                                 22,067         1,213
  Briggs & Stratton                       1,419            56
  Brink's                                 1,538            53
  Burlington Northern Santa Fe            9,793           492
  C.H. Robinson Worldwide                 2,297           126
  Career Education*                       2,595            89
  Carlisle                                  833            58
  Caterpillar                             9,002           856
  Cendant                                26,623           589
  ChoicePoint*                            2,271            92
  Cintas (B)                              3,301           145
  CNF                                     1,323            61
  Copart*                                 1,813            42
  Corinthian Colleges (B)*                2,527            44
  Corporate Executive Board                 979            61
  Crane                                   1,288            38
  CSX                                     5,554           229
  Cummins                                 1,102            81
  Danaher (B)                             6,164           334
  Deere                                   6,573           467
  Deluxe                                  1,372            54
  DeVry*                                  1,480            26
  Donaldson                               1,972            63
  Dover                                   5,400           209
  Dun & Bradstreet*                       1,915           118
  Eaton                                   3,992           278
  Education Management*                   1,856            54
  Emerson Electric                       11,024           731
  Equifax                                 3,522           107
  Expeditors International
    Washington                            2,792           155
  Fastenal (B)                            1,599            93
  FedEx (B)                               7,807           763
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Fluor (B)                               2,175      $    136
  General Dynamics                        5,251           553
  General Electric                      276,852         9,745
  Goodrich                                3,015           112
  Graco                                   1,824            71
  H&R Block (B)                           4,288           229
  Harsco                                  1,022            60
  Herman Miller                           1,893            55
  Hewitt Associates, Cl A*                1,063            33
  HNI                                     1,500            65
  Honeywell International                22,454           853
  Hubbell, Cl B                           1,592            86
  Hughes Supply                           1,823            56
  IKON Office Solutions                   3,176            33
  Illinois Tool Works                     6,981           627
  Iron Mountain (B)*                      2,868            78
  ITT Educational Services (B)*           1,221            59
  ITT Industries                          2,400           211
  Jacobs Engineering Group*               1,431            80
  JB Hunt Transport Services              1,460            69
  JetBlue Airways (B)*                    2,396            43
  L-3 Communications Holdings             2,756           199
  Lafarge North America                     839            52
  Laureate Education*                       989            43
  Lockheed Martin                         9,884           585
  Manpower (B)                            2,420           106
  Masco                                  11,412           385
  Monster Worldwide (B)*                  2,581            74
  Navistar International*                 1,607            63
  Norfolk Southern                       10,201           366
  Northrop Grumman                        9,476           501
  Oshkosh Truck                             949            71
  Paccar                                  4,642           349
  Pall (B)                                3,258            88
  Parker Hannifin                         3,097           204
  Pentair                                 2,562           106
  PHH*                                    1,331            28
  Pitney Bowes                            6,007           275
  Precision Castparts                     1,655           125
  Raytheon                               11,760           450
  Republic Services                       4,136           131
  Robert Half International               3,862           113
  Rockwell Automation                     4,930           306
  Rockwell Collins                        4,585           211
  Roper Industries                        1,100            71
  RR Donnelley & Sons                     5,623           187
  Ryder System                            1,706            72
  Service International*                  9,291            70
  ServiceMaster                           7,440            99
  Sirva*                                    500             4
  Southwest Airlines                     20,561           285
  SPX (B)                                 2,065            92
  Steelcase, Cl A                         1,403            20
  Stericycle*                             1,113            51
  Teleflex                                  940            47
  Textron                                 3,149           244
  Timken                                  1,729            49
  Union Pacific                           6,752           428
  United Defense Industries*              1,250            68
  United Parcel Service, Cl B (B)        14,959         1,159
  United Technologies                    13,455         1,344
  Viad                                      526            14
  Waste Management                       15,137           443
  Weight Watchers International*          1,046            45
  WW Grainger                             1,972           124
  Yellow Roadway (B)*                     1,278            74
                                                     --------
                                                       33,664
                                                     --------

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.0%

  3Com*                                  10,696      $     38
  Activision*                             3,608            79
  Acxiom (B)                              2,006            45
  ADC Telecommunications*                20,774            48
  Adobe Systems                           6,314           390
  Adtran                                  1,731            32
  Advanced Micro Devices (B)*             9,365           163
  Affiliated Computer
    Services, Cl A*                       3,182           164
  Agere Systems, Cl B*                   46,141            75
  Agilent Technologies (B)*              12,499           300
  Akamai Technologies (B)*                2,918            32
  Alliance Data Systems*                  1,210            48
  Altera*                                 9,953           206
  American Tower, Cl A*                   5,568           102
  Amkor Technology (B)*                   2,401            10
  Amphenol, Cl A*                         1,808            72
  Analog Devices                          9,929           365
  Andrew*                                 4,379            53
  Apple Computer*                        21,010           942
  Applied Materials*                     44,038           771
  Applied Micro Circuits*                 7,514            26
  Arrow Electronics*                      2,989            80
  Ask Jeeves (B)*                         1,596            36
  Atmel*                                 10,166            32
  Autodesk                                6,084           181
  Automatic Data Processing              15,426           663
  Avaya*                                 10,383           145
  Avid Technology*                          872            58
  Avnet*                                  3,029            59
  Avocent*                                1,366            47
  AVX                                     1,424            17
  BEA Systems*                            9,519            79
  BMC Software (B)*                       5,759            86
  Broadcom, Cl A (B)*                     6,607           213
  Cadence Design Systems (B)*             7,207            99
  CDW (B)                                 1,653            95
  Ceridian*                               3,775            69
  Certegy                                 1,663            59
  Checkfree (B)*                          2,154            83
  Ciena*                                 14,989            30
  Cisco Systems*                        177,257         3,088
  Citrix Systems*                         4,450           100
  Cogent*                                   543            13
  Cognizant Technology
    Solutions, Cl A (B)*                  3,327           157
  Computer Associates
    International (B)                    12,331           334
  Computer Sciences (B)*                  4,870           225
  Compuware*                             10,463            71
  Comverse Technology (B)*                5,089           118
  Conexant Systems*                      11,207            20
  Convergys*                              3,669            55
  Corning (B)*                           36,224           415
  Cree (B)*                               1,922            45
  Cypress Semiconductor (B)*              3,108            44
  Dell*                                  66,354         2,660
  Diebold                                 1,922           103
  DST Systems*                            1,913            91
  Electronic Arts (B)*                    7,793           503
  Electronic Data Systems                13,490           287
  EMC*                                   63,709           807
  Fair Isaac                              1,939            66
  Fairchild Semiconductor
    International*                        3,040            50
  First Data                             22,820           936
  Fiserv (B)*                             5,048           192
  Flir Systems*                           1,776            55
  Foundry Networks*                       3,169            33
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005


----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Freescale Semiconductor, Cl B*         10,195      $    196
  Global Payments                           777            43
  Google, Cl A*                             500            94
  Harris                                  1,720           115
  Hewlett-Packard                        79,919         1,662
  Ingram Micro, Cl A*                     3,159            57
  Integrated Circuit Systems*             1,909            39
  Intel                                 169,584         4,067
  International Business Machines        44,191         4,091
  International Rectifier*                1,804            79
  Intersil, Cl A                          3,810            64
  Intuit*                                 4,572           196
  Jabil Circuit*                          4,261           110
  Jack Henry & Associates                 1,642            33
  JDS Uniphase (B)*                      36,420            69
  Juniper Networks (B)*                  14,013           302
  Kla-Tencor (B)*                         5,095           252
  Lam Research (B)*                       3,525           111
  Lexmark International, Cl A*            3,437           275
  Linear Technology (B)                   8,186           320
  LSI Logic*                             10,368            66
  Lucent Technologies (B)*              113,222           348
  Macromedia*                             1,831            62
  Maxim Integrated Products (B)           8,507           366
  Maxtor*                                 6,334            35
  McAfee*                                 3,990            92
  MEMC Electronic Materials*              2,238            29
  Mercury Interactive (B)*                2,194           101
  Microchip Technology                    5,556           153
  Micron Technology (B)*                 14,971           172
  Microsoft                             240,643         6,059
  Molex (B)                               3,534            89
  Motorola                               61,349           961
  National Instruments                    1,436            41
  National Semiconductor*                 9,237           184
  NAVTEQ*                                 1,100            48
  NCR*                                    4,974           194
  NetFlix (B)*                              800             9
  Network Appliance*                      8,087           243
  Novell*                                10,248            54
  Novellus Systems*                       3,630           107
  Nvidia*                                 4,266           124
  Oracle*                                98,855         1,276
  Paychex                                 8,753           279
  Pixar*                                    643            57
  Plantronics                             1,277            47
  PMC - Sierra*                           4,905            49
  Polycom*                                2,531            41
  QLogic (B)*                             2,442            98
  Qualcomm                               42,444         1,533
  Rambus (B)*                             2,168            38
  Red Hat (B)*                            4,349            50
  Reynolds & Reynolds, Cl A               1,637            45
  Sabre Holdings, Cl A                    3,580            75
  SanDisk (B)*                            4,142           111
  Sanmina-SCI*                           14,017            78
  Scientific-Atlanta (B)                  4,049           125
  Semtech (B)*                            2,053            40
  Siebel Systems (B)*                    11,132            95
  Silicon Laboratories*                     981            34
  Solectron (B)*                         24,097           119
  Storage Technology*                     2,870            91
  Sun Microsystems*                      86,681           366
  Sungard Data Systems*                   7,724           202
  Sybase*                                 2,689            51
  Symantec (B)*                          18,608           410
  Symbol Technologies                     6,324           112
  Synopsys*                               3,653            66


----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Tech Data*                              1,550      $     64
  Tektronix                               2,433            70
  Tellabs*                               11,933            85
  Teradyne*                               5,201            80
  Texas Instruments                      45,299         1,199
  TIBCO Software*                         5,516            54
  Total System Services                     969            23
  Unisys*                                 8,532            66
  Utstarcom (B)*                          2,346            30
  VeriSign (B)*                           6,599           181
  Veritas Software*                      11,104           269
  Vishay Intertechnology*                 3,873            51
  WebMD (B)*                              7,875            59
  Western Digital*                        5,568            63
  Xerox (B)*                             25,273           394
  Xilinx (B)                              8,958           271
  Yahoo!*                                29,956           967
  Zebra Technologies, Cl A*               1,467            73
                                                     --------
                                                       47,759
                                                     --------
MATERIALS -- 3.3%

  Air Products & Chemicals                5,915           370
  Alcoa                                  22,901           736
  Arch Coal                               1,693            75
  Ball                                    2,898           129
  Bemis                                   2,774            83
  Bowater (B)                             1,478            57
  Cabot                                   1,673            58
  Consol Energy                           2,360           108
  Dow Chemical                           24,504         1,351
  E.I. Du Pont de Nemours                26,174         1,395
  Eastman Chemical                        1,983           115
  Ecolab                                  4,921           156
  Engelhard                               3,190            97
  Florida Rock Industries                   765            49
  Freeport-McMoRan Copper &
    Gold, Cl B                            4,027           168
  Georgia-Pacific                         6,619           237
  International Flavors & Fragrances      2,222            92
  International Paper                    12,790           478
  International Steel Group*                400            17
  Louisiana-Pacific                       2,846            75
  Lubrizol                                1,800            77
  Lyondell Chemical                       5,221           177
  Martin Marietta Materials               1,252            72
  Massey Energy                           2,013            88
  MeadWestvaco                            5,375           169
  Monsanto                                7,024           413
  Nalco Holding*                          1,167            23
  Neenah Paper                              400            14
  Newmont Mining                         10,618           478
  Nucor (B)                               4,138           258
  Owens-Illinois*                         3,021            75
  Packaging of America                    1,499            37
  Pactiv (B)*                             4,132            93
  Peabody Energy                          1,714           166
  Phelps Dodge                            2,483           264
  PPG Industries                          4,543           327
  Praxair                                 8,463           379
  Rohm & Haas                             4,141           199
  RPM International                       2,969            56
  Scotts, Cl A*                             527            37
  Sealed Air*                             2,268           119
  Sigma-Aldrich                           1,862           115
  Smurfit-Stone Container*                6,703           111
  Sonoco Products                         2,612            76
  Southern Peru Copper (B)                  409            26
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Temple-Inland                           1,450      $    116
  United States Steel (B)                 3,032           189
  Valspar                                 1,332            61
  Vulcan Materials                        2,717           157
  Weyerhaeuser                            6,329           424
  Worthington Industries                  1,629            34
                                                     --------
                                                       10,676
                                                     --------
TELECOMMUNICATION SERVICES -- 3.0%

  Alltel (B)                              8,128           465
  AT&T (B)                               20,981           408
  BellSouth                              48,020         1,239
  CenturyTel (B)                          3,729           125
  Citizens Communications                 9,015           120
  Crown Castle International*             5,018            82
  IDT, Cl B*                              1,749            27
  Level 3 Communications (B)*            18,416            43
  Nextel Communications, Cl A*           27,038           796
  Nextel Partners, Cl A*                  3,299            66
  NII Holdings*                           1,510            86
  Qwest Communications
    International (B)*                   39,539           154
  SBC Communications                     86,781         2,087
  Spectrasite*                            1,049            65
  Sprint (B)                             37,547           889
  Telephone & Data Systems                1,319           115
  US Cellular*                              431            22
  Verizon Communications                 72,617         2,612
  West*                                     498            17
  Western Wireless, Cl A*                 2,082            82
                                                     --------
                                                        9,500
                                                     --------
UTILITIES -- 3.4%

  AES*                                   16,493           276
  AGL Resources                           1,877            65
  Allegheny Energy (B)*                   3,760            71
  Allete                                    790            31
  Alliant Energy                          2,940            79
  Ameren (B)                              5,158           265
  American Electric Power                10,456           349
  Aqua America                            2,565            63
  Centerpoint Energy                      7,329            88
  Cinergy (B)                             4,785           194
  Consolidated Edison (B)                 6,383           273
  Constellation Energy Group              4,362           225
  Dominion Resources                      8,600           619
  DPL (B)                                 3,209            82
  DTE Energy (B)                          4,492           199
  Duke Energy (B)                        23,883           645
  Dynegy, Cl A*                           7,511            31
  Edison International (B)                8,642           281
  Energy East                             3,734            96
  Entergy                                 6,082           420
  Equitable Resources                     1,656            98
  Exelon (B)                             17,270           783
  FirstEnergy                             8,590           354
  FPL Group (B)                           4,884           388
  Great Plains Energy (B)                 2,050            64
  Hawaiian Electric Industries            2,146            57
  KeySpan                                 4,141           164
  MDU Resources Group                     3,121            84
  National Fuel Gas (B)                   1,921            54
  NiSource (B)                            7,037           159
  Northeast Utilities                     3,407            64
  NSTAR                                   1,408            78
  OGE Energy                              2,268            59

----------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Oneok                                   2,696      $     79
  Pepco Holdings (B)                      4,789           106
  PG&E (B)*                              10,548           371
  Pinnacle West Capital                   2,464           103
  PPL                                     5,013           273
  Progress Energy                         6,527           283
  Public Service Enterprise
    Group (B)                             6,148           335
  Puget Energy (B)                        2,661            61
  Questar                                 2,199           117
  Reliant Energy*                         7,672            92
  SCANA                                   2,987           114
  Sempra Energy                           5,455           218
  Southern                               19,255           618
  TECO Energy                             5,044            80
  TXU (B)                                 7,831           597
  UGI                                     1,376            62
  Vectren                                 1,991            54
  Westar Energy                           2,292            53
  Wisconsin Energy                        3,140           109
  WPS Resources                           1,002            52
  Xcel Energy (B)                        10,627           188
                                                     --------
                                                       10,723
                                                     --------
Total Common Stock
  (Cost $252,607) ($ Thousands)                       313,008
                                                     --------

COMMERCIAL PAPER (C)(D) -- 7.1%

FINANCIALS -- 7.1%

  Belford Funding
    2.660%, 03/01/05                     $2,785         2,785
  Broadhollow Funding
    2.680%, 03/01/05                        557           557
    2.680%, 03/02/05                      1,169         1,168
  CCN Independence IV (G)
    2.660%, 01/17/06                        223           223
  CPI Funding
    2.634%, 03/21/05                        773           771
  Chesham Finance
    2.660%, 03/01/05                      2,785         2,785
  Cre-8 Funding
    2.620%, 03/01/05                        557           557
  Golden Fish
    2.657%, 04/04/05                        780           778
    2.644%, 03/23/05                        334           334
    2.627%, 04/08/05                      1,730         1,725
  HSBC Finance
    2.720%, 04/20/05                        501           499
  Liberty Harbour
    2.634%, 03/23/05                      1,697         1,695
  Park Granada
    2.650%, 03/01/05                      2,039         2,039
  Park Sienna
    2.594%, 03/21/05                      1,114         1,112
  Rhineland Funding Capital
    2.765%, 05/09/05                        223           222
    2.764%, 05/06/05                        298           297
    2.763%, 05/03/05                      2,231         2,221
  Thornburg Mortgage Capital
    2.604%, 03/22/05                      1,949         1,946
    2.603%, 03/15/05                      1,003         1,001
                                                     --------
Total Commercial Paper
  (Cost $22,715) ($ Thousands)                         22,715
                                                     --------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------

CORPORATE OBLIGATIONS (C)(E) -- 6.6%

FINANCIALS -- 6.4%

  Allstate Life Global Funding II
    MTN (G)
    2.580%, 03/16/06                     $  279      $    279
  American General Finance (G)
    2.590%, 03/15/06                        780           780
  CCN Bluegrass I (G)
    2.670%, 02/21/06                        724           724
  Countrywide Home Loans
    MTN, Ser M
    2.980%, 08/26/05                        334           334
    2.940%, 05/20/05                        223           223
    2.810%, 01/31/06                        245           245
    2.630%, 06/23/05                        446           446
    2.528%, 11/30/05                      1,225         1,225
  Five Finance MTN (G)
    2.609%, 09/22/05                      1,582         1,581
  Genworth Financial (G)
    2.600%, 03/15/06                      1,559         1,559
  Harrier Finance Funding MTN (G)
    2.534%, 09/15/05                        323           323
  Harrier Finance Funding MTN,
     Ser 1 (G)
    2.496%, 06/15/05                        969           969
  Irish Life & Permanent MTN,
     Ser X (G)
    2.612%, 03/22/06                      1,036         1,036
  Jackson National Life Funding (G)
    2.590%, 04/01/06                      2,451         2,451
  Lakeside Funding (G)
    2.590%, 03/08/05                        692           692
  Morgan Stanley, Ser EXL
    2.590%, 03/06/06                        223           223
  Morgan Stanley, Ser EXLS
    2.588%, 04/03/06                        557           557
  Nationwide Building Society (G)
    2.590%, 01/06/06                      1,114         1,114
    2.542%, 10/28/05                        557           557
  Northern Rock (G)
    2.600%, 02/03/06                        980           980
  Pacific Life Global Funding (G)
    2.580%, 03/13/06                        835           835
  SLM MTN, Ser X (G)
    2.599%, 03/20/06                      1,949         1,949
  White Pine Finance (G)
    2.595%, 03/11/05                        278           278
  White Pine Finance MTN, Ser 1 (G)
    2.596%, 11/01/05                        490           490
  XL Life and Annuity (G)
    2.599%, 02/06/06                        602           602
                                                     --------
                                                       20,452
                                                     --------
INDUSTRIALS -- 0.2%

  Caterpillar Financial Services
    MTN, Ser F
    2.730%, 07/11/05                        557           557
                                                     --------
Total Corporate Obligations
  (Cost $21,009) ($ Thousands)                         21,009
                                                     --------




----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------

ASSET-BACKED SECURITIES (C)(E)(G) -- 3.7%

AUTOMOTIVE -- 0.0%

  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
    2.610%, 11/15/05                     $  115      $    115
                                                     --------
MORTGAGE RELATED SECURITIES -- 3.7%

  Aire Valley Mortgages,
    Ser 2004-1A, Cl 1A
    2.599%, 09/20/05                        713           713
  Blue Heron Funding, Ser 2A,
    Cl A
    2.629%, 03/18/05                        501           501
  Blue Heron Funding, Ser 9A,
    Cl A1
    2.680%, 02/22/06                      1,114         1,114
  Cheyne High Grade,
    Ser 2004-1A, Cl A1
    2.791%, 11/10/05                        640           640
  Commodore, Ser 2003-2A,
    Cl A1MM
    2.570%, 12/12/38                        512           512
  Davis Square Funding,
    Ser 2004-2A, Cl AMMB
    2.620%, 04/06/05                        557           557
  Davis Square Funding,
    Ser 2004-2A, Cl AMMC
    2.620%, 05/06/05                        557           557
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    2.680%, 04/08/05                        557           557
  Harwood Street Funding I,
    Ser 2004-1A, Cl Note
    2.649%, 09/20/05                      1,415         1,415
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    2.920%, 05/18/05                      1,158         1,158
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    2.700%, 11/25/05                      2,092         2,092
  RMAC, Ser 2004-NS3A, Cl A1
    2.590%, 06/12/05                        487           487
  Saturn Ventures II
    2.650%, 08/08/05                      1,036         1,036
  Whitehawk Funding,
    Ser 2004-1A, Cl AMMB
    2.520%, 06/15/05                        278           278
                                                     --------
                                                       11,617
                                                     --------
Total Asset-Backed Securities
    (Cost $11,732) ($ Thousands)                       11,732
                                                     --------

CERTIFICATES OF DEPOSIT (C) -- 0.7%

  U.S. Trust
    2.715%, 09/14/05                      1,114         1,114
  Washington Mutual Bank
    2.820%, 08/18/05                      1,114         1,114
                                                     --------
Total Certificates of Deposit
    (Cost $2,228) ($ Thousands)                         2,228
                                                     --------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Index Fund
February 28, 2005


----------------------------------------------------------------
                                    Face Amount  Market Value
Description                 ($Thousands)/Shares  ($Thousands)
----------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.1%
 U.S. Treasury Bills (A)
    2.157%, 03/24/05                 $      525      $    524
                                                     --------
Total U.S. Treasury Obligation
  (Cost $524) ($ Thousands)                               524
                                                     --------

CASH EQUIVALENTS  -- 2.1%

  Bear Stearns Master Notes (C)       1,113,890         1,114
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++    5,636,621         5,637
                                                     --------
Total Cash Equivalents
  (Cost $6,751) ($ Thousands)                           6,751
                                                     --------

REPURCHASE AGREEMENT(C)  -- 1.7%

Barclays
   2.630%, dated 02/28/05, to be
   repurchased on 03/01/05,
   repurchase price $5,380,993
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $89,612-
   $1,594,767, 1.875%-7.000%,
   05/31/05-11/14/08; total market
   value $5,488,253)                      5,381         5,381
                                                     --------
Total Repurchase Agreement
  (Cost $5,381) ($ Thousands)                           5,381
                                                     --------

Total Investments -- 120.0%
  (Cost $322,947) ($ Thousands)#                     $383,348
                                                     ========

Percentages are based on Net Assets of $319,486 ($ Thousands).

*    Non-income producing security.
+    Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $61,696 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2005 was $64,179 ($ Thousands).
(D)  The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(F) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index.
(G) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
     Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

Cl -- Class
MTN -- Medium Term Note
Ser -- Series

#   At February 28, 2005, the tax basis cost of the Fund's investments was
     $322,947 ($ Thousands), and the unrealized appreciation and depreciation were $69,805 and $(9,404) ($ Thousands), respectively.

The Fund had long futures contracts open as of February 28, 2005:

-----------------------------------------------------------------------

                                   CONTRACT                UNREALIZED
CONTRACT             NUMBER OF      VALUE                     GAIN
DESCRIPTION          CONTRACTS   ($THOUSANDS)  EXPIRATION ($ THOUSANDS)
-----------------------------------------------------------------------
   S&P 500 Emini        110           $6,623     03/19/05          $134
                                                                   ----

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 96.4%

CONSUMER DISCRETIONARY -- 16.7%

  1-800 Contacts (B)*                    90,400   $     2,131
  7-Eleven*                              76,100         1,912
  Aaron Rents                            55,900         1,144
  Abercrombie & Fitch, Cl A              20,100         1,079
  AC Moore Arts & Crafts*                28,900           737
  Adesa*                                 64,600         1,458
  Advo                                  162,005         5,941
  Alliance Gaming (B)*                  157,340         1,746
  America's Car Mart*                    96,700         3,429
  American Axle &
    Manufacturing Holdings (B)           29,220           772
  American Greetings, Cl A (B)          102,910         2,535
  AnnTaylor Stores*                      39,500           875
  Arctic Cat                             71,800         1,946
  ArvinMeritor                          157,400         2,654
  Bandag                                 22,900         1,012
  Belo, Cl A                             39,170           924
  BJ's Restaurants*                      24,700           399
  Blue Nile (B)*                         70,200         1,972
  Bluegreen*                             61,285         1,512
  Brinker International*                 16,360           619
  Brown Shoe                             83,000         2,772
  Buffalo Wild Wings*                    26,500           999
  Build-A-Bear Workshop (B)*             64,300         2,200
  Carmike Cinemas                        33,190         1,158
  Carter's*                              85,100         3,387
  Cato, Cl A                             81,200         2,415
  CellStar (B)*                         135,700           399
  Central Garden & Pet*                  33,535         1,530
  Charming Shoppes (B)*                 177,400         1,368
  Cheesecake Factory (B)*                66,900         2,277
  Christopher & Banks                    74,000         1,219
  CKE Restaurants (B)*                   57,300           885
  Coach*                                 77,400         4,298
  Cooper Tire & Rubber                  131,180         2,538
  Cost Plus*                             53,500         1,505
  CSK Auto*                             102,750         1,634
  Ctrip.com International, ADR (B)*      47,710         1,839
  Dick's Sporting Goods (B)*             39,365         1,411
  Dollar Thrifty Automotive Group*       65,500         2,019
  Dress Barn (B)*                        66,540         1,256
  Ethan Allen Interiors (B)              65,900         2,316
  Exide Technologies*                    82,300         1,214
  Fairmont Hotels & Resorts             101,400         3,259
  Fleetwood Enterprises*                157,700         1,525
  Foot Locker                            57,580         1,572
  Fossil*                                40,400         1,042
  Four Seasons Hotels                    25,700         1,847
  Furniture Brands International (B)    158,900         3,691
  GameStop, Cl A (B)*                    97,400         1,891
  Gaylord Entertainment (B)*             54,000         2,311
  Gildan Activewear*                     47,400         1,886
  Great Wolf Resorts*                    66,700         1,657
  Group 1 Automotive*                    41,200         1,139
  GSI Commerce (B)*                      69,400           996
  Guitar Center (B)*                     43,800         2,653
  Handleman                             194,747         4,014
  Hibbett Sporting Goods*               131,475         3,663
  Hollinger International, Cl A          17,800           205
  Hollywood Entertainment (B)*           56,500           772
  HOT Topic (B)*                        266,750         5,698
  Imax*                                 117,605         1,265
  Jakks Pacific (B)*                     20,070           397
  Jarden*                               115,255         5,015



----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Jo-Ann Stores*                         76,000   $     2,285
  K2 (B)*                               108,900         1,561
  Kellwood                              197,140         5,652
  Kerzner International*                 27,500         1,758
  Kimball International, Cl B            54,300           776
  La-Z-Boy                               59,600           891
  Leapfrog Enterprises (B)*              86,100           904
  Liberty                                31,520         1,379
  Lin TV, Cl A (B)*                     187,900         3,313
  Linens 'N Things*                      37,800         1,016
  Lions Gate Entertainment*             405,290         4,304
  Lone Star Steakhouse & Saloon          58,200         1,548
  Marchex, Cl B (B)*                    105,000         2,179
  Marvel Enterprises (B)*               112,600         1,984
  MDC Holdings                           28,080         2,236
  Mediacom Communications, Cl A (B)*     74,400           410
  Men's Wearhouse (B)*                   27,900           981
  Meritage Homes (B)*                    40,600         2,973
  Mikohn Gaming*                         45,125           554
  Movie Gallery                         201,010         4,591
  MSC Industrial Direct, Cl A            93,835         3,036
  MTR Gaming Group*                     121,343         1,457
  National Presto Industries             13,550           567
  Nexstar Broadcasting Group, Cl A*     110,400           872
  O'Reilly Automotive (B)*               30,600         1,558
  OfficeMax (B)                          21,200           669
  Outdoor Channel Holdings*                 500             7
  Panera Bread, Cl A (B)*                29,800         1,593
  Papa John's International*             32,500         1,118
  Parkervision (B)*                     127,600         1,316
  Payless Shoesource (B)*               186,800         2,189
  PEP Boys-Manny Moe & Jack              41,700           754
  Phillips-Van Heusen                   136,235         3,778
  Pier 1 Imports (B)                     56,500         1,031
  Polo Ralph Lauren (B)                  40,600         1,600
  Provide Commerce (B)*                  99,600         2,856
  Quiksilver (B)*                       102,000         3,222
  Rare Hospitality International*        98,000         2,867
  RC2*                                   22,300           690
  Red Robin Gourmet Burgers*             51,900         2,353
  Reebok International                   20,270           895
  Regis                                 146,021         5,753
  Rent-A-Center*                         44,300         1,150
  Ruby Tuesday (B)                       32,900           795
  Ryan's Restaurant Group*              132,000         1,774
  Ryland Group                           53,700         3,735
  Saks                                  127,900         1,943
  Scholastic*                            50,500         1,792
  Select Comfort*                        44,400           915
  Sharper Image (B)*                     37,230           579
  Shuffle Master (B)*                    82,420         2,700
  Sonic (B)*                             76,250         2,569
  Sonic Automotive (B)                   72,100         1,600
  Sonic Solutions (B)*                   90,800         1,420
  Sports Authority (B)*                  43,700         1,070
  Standard Motor Products                51,400           594
  Standard-Pacific (B)                   21,600         1,728
  Starwood Hotels & Resorts
    Worldwide                            55,900         3,200
  Superior Essex*                        63,400         1,109
  Superior Industries
    International (B)                   114,100         3,021
  Theglobe.com*                         699,900           147
  Timberland, Cl A (B)*                  24,850         1,731
  Titan International (B)               107,200         1,553
  Too*                                   77,500         2,058
  Tower Automotive (B)*                 166,800            42
  Tractor Supply*                        19,000           809
  Triarc, Cl A (B)                       50,300           784
  TRM (B)*                               27,800           698
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Unifi*                                 91,300   $       383
  Urban Outfitters*                      86,500         3,598
  Valassis Communications (B)*           69,720         2,608
  Value Line                             13,000           524
  Visteon (B)                           135,400           909
  Warnaco Group*                         47,600         1,139
  West Marine (B)*                       53,700         1,298
  William Lyon Homes*                     3,400           302
  World Wrestling Entertainment          87,500         1,108
  Yankee Candle*                         62,300         1,929
  Zale*                                 166,200         4,944
                                                  -----------
                                                      261,668
                                                  -----------
CONSUMER STAPLES -- 2.5%

  American Italian Pasta, Cl A (B)       30,000           810
  BJ's Wholesale Club (B)*               92,800         2,837
  Casey's General Stores                 60,260         1,087
  Chattem*                               55,600         2,035
  Chiquita Brands International (B)*    169,800         3,875
  Church & Dwight (B)                    38,900         1,376
  Corn Products International            89,600         2,506
  Del Monte Foods*                       69,600           737
  Delta & Pine Land                      24,900           722
  Gold Kist*                            109,500         1,776
  Hain Celestial Group*                  74,800         1,396
  John B. Sanfilippo & SON*              21,600           561
  Molson Coors Brewing, Cl B             39,200         2,726
  NBTY*                                  69,500         1,758
  Pathmark Stores*                      129,995           646
  PepsiAmericas                          55,100         1,254
  Pilgrim's Pride                        30,600         1,162
  Ralcorp Holdings                       94,540         4,401
  Tyson Foods, Cl A                      36,800           626
  United Natural Foods (B)*             133,830         4,171
  Universal (B)                          48,000         2,410
                                                  -----------
                                                       38,872
                                                  -----------
ENERGY -- 6.1%

  Atlas America (B)*                     19,320           795
  Berry Petroleum, Cl A (B)              33,240         2,058
  Brigham Exploration*                   51,000           482
  Cabot Oil & Gas                        60,400         3,382
  Cal Dive International*                41,000         2,082
  CARBO Ceramics                         14,195         1,050
  Cimarex Energy (B)*                    49,600         2,017
  Core Laboratories*                     29,400           791
  Deer Creek Energy*                    107,000         1,219
  Denbury Resources*                     50,000         1,698
  Encore Acquisition*                    29,500         1,255
  Energy Partners*                        5,400           140
  Forest Oil (B)*                       147,300         5,892
  Holly                                  76,200         2,873
  Hydril (B)*                            49,995         3,003
  Input/Output*                          88,800           655
  KCS Energy*                            63,100         1,083
  Key Energy Services*                  148,800         2,056
  Magnum Hunter Resources (B)*           43,500           728
  Meridian Resource*                    135,700           830
  NATCO Group, Cl A*                     54,246           646
  National-Oilwell (B)*                  29,100         1,319
  NorthWestern*                          65,300         1,824
  OPTI Canada*                          111,500         2,558
  Penn Virginia                          66,200         3,233
  Pioneer Natural Resources              61,840         2,608
  Plains Exploration &
    Production (B)*                     217,320         7,391
  Range Resources                       142,100         3,587

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Remington Oil & Gas*                   19,700   $       656
  SEMCO Energy                          115,600           718
  Spinnaker Exploration*                 44,500         1,596
  St. Mary Land & Exploration (B)        52,600         2,676
  Stone Energy*                         140,300         7,047
  Superior Energy Services*             159,700         3,063
  Swift Energy (B)*                     200,640         5,455
  Syntroleum (B)*                       147,600         1,688
  Tesoro (B)*                            89,200         3,294
  Tetra Technologies*                    55,050         1,724
  Transmontaigne*                        27,200           209
  Vintage Petroleum                     119,100         3,536
  W-H Energy Services*                   97,220         2,567
  Western Oil Sands, Cl A*               39,500         1,901
  Whiting Petroleum*                     43,800         1,853
                                                  -----------
                                                       95,238
                                                  -----------
FINANCIALS -- 19.0%

  Acadia Realty Trust+                   95,200         1,514
  Advance America Cash
     Advance Centers                     62,300         1,267
  Affiliated Managers Group (B)*         89,600         5,802
  Agree Realty+                          33,300           914
  Allmerica Financial*                   61,100         2,187
  AMB Property+                         114,600         4,449
  American Home Mortgage
    Investment+ (B)                      46,800         1,458
  AmerUs Group (B)                       46,300         2,228
  Apartment Investment &
    Management, Cl A+ (B)               112,600         4,308
  Arbor Realty Trust+                    62,890         1,572
  Arch Capital Group*                    27,800         1,153
  Archipelago Holdings*                  54,000         1,012
  Archstone-Smith Trust+ (B)            118,957         4,024
  Aspen Insurance Holdings               38,500           993
  AvalonBay Communities+ (B)             72,000         5,004
  Bancorpsouth                           81,100         1,705
  Bank Mutual                           102,250         1,236
  Bank of the Ozarks (B)                 11,500           397
  Bedford Property Investors+            32,900           767
  Brandywine Realty Trust+               65,300         1,932
  BRE Properties, Cl A+ (B)              66,700         2,615
  Brookline Bancorp                      89,900         1,365
  Camden Property Trust+                 61,200         2,840
  Capital Southwest                      16,700         1,285
  CapitalSource (B)*                    122,100         2,808
  Cardinal Financial*                   101,320         1,037
  Cascade Bancorp                        52,862           983
  CBL & Associates Properties+           23,920         1,782
  CNA Surety*                            39,900           551
  Colonial BancGroup                    120,500         2,455
  Commerce Group                         41,500         2,830
  Commercial Capital Bancorp            206,866         4,468
  Commercial Federal                     65,000         1,776
  Community Bank System                  34,400           807
  CompuCredit*                           30,200           904
  Corixa (B)*                           303,500         1,178
  Corporate Office Properties Trust+    124,400         3,290
  Crescent Real Estate Equity+          111,700         1,821
  Delphi Financial Group, Cl A           93,701         4,177
  Diamondrock Hospitality*              122,500         1,317
  Donegal Group, Cl A                    33,310           795
  Downey Financial                       55,400         3,471
  Dundee Real Estate
    Investment Trust+                    66,500         1,439
  Dundee Wealth Management              149,210         1,292
  E*Trade Financial*                    548,600         7,280
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Eagle Hospitality Properties
    Trust+                               70,800   $       668
  Education Realty Trust+*               69,000         1,166
  Encore Capital Group*                  79,400         1,628
  Equity Office Properties
    Trust+ (B)                          101,400         3,059
  Equity Residential+                   115,500         3,790
  Essex Property Trust+ (B)              28,300         2,040
  Euronet Worldwide*                     65,400         1,694
  FBL Financial Group, Cl A              28,100           769
  Federal Realty Investment Trust+       90,000         4,517
  First American (B)                     93,900         3,432
  First Cash Financial Services*         93,200         2,253
  First Citizens Bancshares, Cl A         4,386           648
  First Community Bancorp                23,300         1,006
  First Indiana                          55,644         1,402
  First Niagara Financial Group         134,600         1,843
  First Republic Bank                    29,900         1,588
  FirstFed Financial*                    47,300         2,417
  FirstMerit                             43,910         1,143
  Flagstar Bancorp (B)                  134,400         2,762
  Flushing Financial                     56,300         1,013
  Fpic Insurance Group (B)*              43,400         1,501
  GATX                                  131,100         3,930
  Glacier Bancorp                        21,871           692
  Global Signal+                         13,000           375
  Gold Banc                             131,500         1,869
  Greater Bay Bancorp (B)                81,400         2,062
  Greenhill                              30,400         1,064
  Hancock Holding                        37,330         1,145
  HCC Insurance Holdings                 45,700         1,714
  Highwoods Properties+ (B)              39,700         1,024
  Hilb Rogal & Hobbs                    141,400         4,851
  HomeBanc+                              57,400           555
  Horace Mann Educators                  50,770           952
  Host Marriott+ (B)                    155,200         2,480
  HRPT Properties Trust+                204,800         2,597
  Hub International                      91,000         1,796
  Huron Consulting Group*                73,900         1,664
  Independence Community Bank            41,100         1,636
  IndyMac Bancorp (B)                    52,700         1,897
  IPC Holdings                           33,700         1,412
  Irwin Financial                        91,700         2,083
  Kansas City Life Insurance             27,500         1,313
  KNBT Bancorp                          106,300         1,722
  Knight Trading Group, Cl A (B)*        91,240           954
  LandAmerica Financial Group            44,400         2,430
  Macerich+                              69,100         3,953
  Mack-Cali Realty+ (B)                  67,600         2,988
  Max Re Capital                         75,700         1,742
  Medical Properties Trust+*            108,000         1,080
  MFA Mortgage Investments+             120,700         1,020
  Montpelier Re Holdings                 41,600         1,685
  Nara Bancorp                           75,425         1,472
  National Health Investors+             13,800           359
  NBT Bancorp                            79,900         1,874
  New Century Financial+ (B)             32,200         1,633
  New Plan Excel Realty Trust+          121,200         3,171
  NewAlliance Bancshares                138,013         1,974
  NorthStar Realty Finance+*             83,900           864
  Novastar Financial+ (B)                24,900           886
  Odyssey Re Holdings (B)                50,200         1,268
  One Liberty Properties+                53,700         1,027
  optionsXpress Holdings*                46,100           795
  Oriental Financial Group (B)           74,580         1,994
  PFF Bancorp                            37,460         1,577
  Placer Sierra Bancshares               65,900         1,582
  Platinum Underwriters Holdings        109,340         3,390
  PMI Group (B)                          30,740         1,237
  Post Properties+                       76,300         2,461

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Presidential Life                      59,000   $       915
  Primus Guaranty*                       24,900           357
  ProAssurance*                          70,910         2,872
  Public Storage+ (B)                    52,000         2,837
  PXRE Group                            106,760         2,776
  Rainier Pacific Financial Group        56,580           973
  RAIT Investment Trust+                106,500         2,860
  Reckson Associates Realty+ (B)        103,400         3,159
  Redwood Trust+                         27,100         1,543
  RenaissanceRe Holdings                 20,000           952
  Saxon Capital+*                        79,000         1,419
  Shurgard Storage Centers, Cl A+       109,300         4,344
  Silicon Valley Bancshares (B)*        130,000         5,697
  Simon Property Group+                  88,100         5,459
  SL Green Realty+                       77,390         4,363
  Sterling Financial*                    75,905         2,893
  Stewart Information Services          106,600         4,263
  Sunstone Hotel Investors+              93,900         2,089
  Taubman Centers+ (B)                   60,500         1,734
  TierOne                                62,600         1,553
  Trammell Crow*                         27,900           540
  Trustmark                              55,800         1,536
  U-Store-It Trust+*                     90,800         1,492
  UCBH Holdings                          51,960         2,151
  UMB Financial                          36,640         2,064
  United PanAm Financial*                58,406         1,136
  Washington Federal                    110,660         2,628
  WesBanco                               33,400           898
  Westcorp                               92,000         4,163
  Winston Hotels+                       145,060         1,617
  World Acceptance*                      16,500           450
  WR Berkley                             28,900         1,484
  Wright Express*                        88,500         1,583
  Zenith National Insurance (B)          37,500         1,899
                                                  -----------
                                                      297,775
                                                  -----------
HEALTH CARE -- 11.8%

  Abgenix (B)*                          194,400         1,606
  Accelrys*                             144,500           772
  Advanced Medical Optics (B)*           79,060         3,000
  Align Technology (B)*                 166,500         1,260
  Alkermes (B)*                         133,200         1,556
  Alliance Imaging*                      70,900           803
  Alpharma, Cl A                        103,300         1,355
  American Healthways (B)*               99,395         3,377
  American Medical Systems Holdings*     58,215         2,305
  Amsurg*                                61,000         1,474
  Andrx (B)*                             67,000         1,504
  Animas (B)*                            90,900         2,013
  Applera--Celera Genomics Group*       261,600         2,906
  Apria Healthcare Group*                73,310         2,380
  Ariad Pharmaceuticals*                207,100         1,296
  Array Biopharma*                      137,200         1,155
  Arthrocare*                             6,400           184
  Aspect Medical Systems*                36,700           792
  Beverly Enterprises (B)*               18,400           221
  Bio-Rad Laboratories, Cl A*            55,200         2,700
  Biosite (B)*                           34,500         1,999
  Cardiodynamics International*          98,600           433
  Cell Genesys (B)*                     352,300         2,121
  Cerner*                                 9,400           490
  Community Health Systems (B)*          68,100         2,204
  Conceptus (B)*                         92,200           725
  Connetics*                             72,200         1,787
  Conor Medsystems*                      52,100           879
  Cooper (B)                             62,430         5,141
  Cross Country Healthcare*              55,600           850
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Crucell ADR (B)*                       78,100   $     1,089
  Cubist Pharmaceuticals*               251,900         2,595
  CV Therapeutics (B)*                  291,800         6,399
  deCODE genetics (B)*                  112,900           729
  Dendreon (B)*                         252,100         1,656
  Depomed (B)*                          191,500           781
  Digene*                                58,800         1,413
  Discovery Laboratories*                62,600           368
  DJ Orthopedics*                        99,800         2,406
  Dov Pharmaceutical (B)*                59,500           894
  Dyax*                                 152,700           794
  Encysive Pharmaceuticals*             226,300         2,494
  Exact Sciences*                       138,500           644
  Exelixis*                             174,718         1,242
  First Horizon Pharmaceutical (B)*      78,600         1,292
  Gen-Probe*                             43,700         2,225
  Genencor International*                71,700         1,380
  Genitope (B)*                          46,400           720
  Guilford Pharmaceuticals (B)*         177,300           803
  Health Net (B)*                       115,900         3,465
  HealthTronics*                         91,500           905
  Henry Schein*                          11,300           817
  Human Genome Sciences (B)*            131,300         1,465
  Immucor*                               80,275         2,385
  Impax Laboratories (B)*               126,500         2,158
  Incyte*                               222,900         1,946
  Isis Pharmaceuticals (B)*             355,300         1,443
  Isolagen (B)*                         191,100         1,435
  Ista Pharmaceuticals*                  39,200           415
  Kosan Biosciences*                    140,000           749
  La Jolla Pharmaceutical*              368,500           512
  LabOne*                                41,200         1,483
  LifePoint Hospitals (B)*               85,600         3,428
  Magellan Health Services*              14,900           509
  Martek Biosciences (B)*                52,500         3,518
  Medarex (B)*                          407,200         3,445
  Medcath (B)*                           53,300         1,513
  Medicis Pharmaceutical, Cl A (B)       50,300         1,737
  Mettler Toledo International*          28,430         1,493
  MGI Pharma (B)*                       160,200         3,669
  Myriad Genetics (B)*                   32,200           698
  Nabi Biopharmaceuticals*              129,600         1,646
  National Dentex*                       86,005         1,634
  Nektar Therapeutics (B)*              249,300         4,323
  Neose Technologies*                   125,100           540
  NitroMed (B)*                          96,500         2,094
  Nu Skin Enterprises, Cl A              32,900           735
  NuVasive*                              29,200           375
  OraSure Technologies*                 171,200         1,147
  Orthologic*                           165,600           946
  Owens & Minor                          38,170         1,065
  Pain Therapeutics*                    264,700         1,691
  PainCare Holdings (B)*                153,000           612
  Par Pharmaceutical*                    50,500         1,868
  Parexel International*                 47,000         1,054
  PerkinElmer                           112,100         2,486
  Pharmacopeia Drug Discovery*           93,729           457
  Pharmion*                              51,900         1,754
  PolyMedica                             51,400         1,770
  Pozen*                                129,500           822
  Prestige Brands Holdings (B)*          79,900         1,438
  Protein Design Labs (B)*              127,900         1,916
  PSS World Medical*                     92,900         1,130
  Renovis (B)*                           59,200           568
  Res-Care*                              67,930           930
  Rigel Pharmaceuticals (B)*             66,600         1,241
  Rotech Healthcare*                     56,000         1,536
  Salix Pharmaceuticals*                 40,700           661


----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  SFBC International (B)*                60,055   $     2,609
  Sola International*                   129,400         3,600
  SonoSite (B)*                          37,200         1,015
  Sybron Dental Specialties*            137,950         4,928
  Symbion (B)*                           39,500           847
  Taro Pharmaceuticals Industries*       36,700         1,036
  Telik*                                175,200         3,308
  Third Wave Technologies*              402,200         2,747
  Transgenomic*                         166,135           156
  Transkaryotic Therapies*               84,600         1,949
  Triad Hospitals (B)*                   23,060         1,007
  United Therapeutics*                   58,800         2,671
  Universal Health Services, Cl B        16,410           775
  Vasogen*                              204,400           887
  ViaCell (B)*                           54,300           497
  Viasys Healthcare*                     85,900         1,777
  Viropharma (B)*                       182,200           414
  Vnus Medical Technologies*             13,500           162
                                                  -----------
                                                      185,224
                                                  -----------
INDUSTRIALS -- 15.4%

  Active Power (B)*                     119,400           449
  Actuant, Cl A*                         32,300         1,746
  Acuity Brands (B)                      43,400         1,200
  Administaff*                           90,100         1,207
  Advisory Board (B)*                    68,700         2,750
  AGCO (B)*                             106,600         2,076
  Albany International, Cl A             78,870         2,544
  Alliant Techsystems (B)*               19,300         1,336
  American Ecology                       34,000           421
  AO Smith                               89,300         2,347
  Applied Industrial Technologies        94,500         2,676
  Arlington Tankers*                     65,500         1,611
  Armor Holdings (B)*                    32,400         1,293
  Banta                                 123,390         5,424
  Beacon Roofing Supply*                 47,400         1,005
  BearingPoint*                         463,200         3,641
  Blount International*                 145,680         2,496
  Briggs & Stratton                      87,140         3,435
  Brink's                                90,700         3,144
  Calgon Carbon                         132,500         1,157
  Cascade                                43,300         1,554
  CDI                                    58,200         1,211
  Ceradyne (B)*                          68,077         2,049
  Charles River Associates*              77,700         3,299
  Chicago Bridge & Iron                  40,900         1,775
  CIRCOR International                   53,780         1,345
  CNH Global                            102,540         1,860
  Collectors Universe*                   78,000         1,470
  Corinthian Colleges (B)*              147,900         2,557
  Corporate Executive Board              18,296         1,144
  Courier                                19,560         1,050
  CPI Aerostructures*                    56,310           622
  DiamondCluster International*          72,400         1,240
  Duratek*                               44,150         1,012
  Dynamex*                               58,520         1,106
  Eagle Materials                        14,000         1,169
  EDO                                    47,400         1,507
  Education Management*                  37,200         1,091
  EMCOR Group*                           26,500         1,278
  Engineered Support Systems             30,300         1,675
  ESCO Technologies*                     18,655         1,508
  Federal Signal                         52,040           819
  FTI Consulting (B)*                    78,500         1,492
  GenCorp (B)                            17,600           329
  General Cable*                        115,500         1,376
  General Maritime*                      49,860         2,567
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Genlyte Group*                          8,400   $       755
  Global Power Equipment Group (B)*      37,000           363
  GrafTech International*               391,300         3,616
  Griffon (B)*                          112,440         2,586
  Grupo TMM ADR, Cl A*                  155,100           527
  Harsco                                 47,100         2,751
  IKON Office Solutions                 135,800         1,433
  Innovative Solutions & Support*        62,045         1,854
  Insituform Technologies, Cl A*         53,220           844
  Integrated Electrical
    Services (B)*                       189,860           638
  Intermagnetics General*                96,625         2,548
  iPayment*                              52,250         2,249
  Iron Mountain (B)*                     53,150         1,438
  John H. Harland                        38,700         1,420
  Joy Global (B)                         89,322         3,283
  Kadant*                                48,160           966
  Kansas City Southern (B)*             135,690         2,662
  Kaydon                                 80,980         2,543
  Kirby*                                 52,500         2,323
  Knight Transportation*                 89,150         2,354
  Knoll (B)*                             97,200         1,632
  Labor Ready (B)*                       68,500         1,286
  Laidlaw International*                145,700         3,351
  Laureate Education*                    74,300         3,224
  Lennox International                   39,000           843
  Levitt, Cl A                           32,800           981
  Lincoln Electric Holdings              43,800         1,384
  LSI Industries                         70,463           788
  M/I Homes                              72,000         4,054
  Macquarie Infrastructure (B)*          40,000         1,135
  Manitowoc                              50,900         2,097
  Medical Staffing Network
    Holdings (B)*                        94,000           613
  Mercury Computer Systems*              49,000         1,442
  Milacron (B)*                         263,248           748
  Mine Safety Appliances                 31,065         1,445
  Moog, Cl A*                            28,942         1,291
  Mueller Industries                     17,100           538
  Navigant Consulting*                  258,000         6,644
  Navistar International (B)*            51,900         2,048
  Old Dominion Freight Line*             46,700         1,641
  Orbital Sciences (B)*                  72,500           759
  Oshkosh Truck                          26,100         1,948
  Pall (B)                               97,000         2,626
  PHH*                                   40,900           859
  Quality Distribution (B)*              41,990           437
  Quanta Services (B)*                  261,300         2,051
  Railpower Technologies*               290,600         1,184
  Regal-Beloit (B)                       44,790         1,381
  Resources Connection (B)*              45,300         2,254
  Ritchie Bros. Auctioneers              52,000         1,611
  Robbins & Myers                        56,990         1,368
  Rofin-Sinar Technologies*              36,120         1,324
  Ryder System                           90,200         3,830
  School Specialty*                      68,130         2,569
  SCS Transportation*                    16,410           364
  Simpson Manufacturing                  82,600         2,852
  Source Interlink*                      77,450           883
  Sourcecorp*                            63,900         1,334
  Stewart Enterprises, Cl A*            268,900         1,705
  Strayer Education                      21,000         2,221
  Surebeam, Cl A (B)*                   513,125             5
  Sypris Solutions                       74,300           825
  Tecumseh Products, Cl A                34,000         1,396
  Teledyne Technologies*                 46,700         1,428
  Terex*                                 23,500         1,062
  Tetra Tech (B)*                       169,490         2,810
  Thomas & Betts*                        32,600         1,013

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Timken                                 38,700   $     1,095
  Titan*                                 97,100         1,612
  Toro                                   24,700         2,142
  Unifirst                               39,900         1,619
  United Rentals (B)*                   227,500         4,304
  United Stationers*                     18,000           792
  Universal Display*                     33,700           255
  Universal Forest Products              80,900         3,167
  Universal Truckload Services (B)*      65,800         1,485
  USF                                    57,000         2,725
  Valmont Industries                     38,800           978
  Ventiv Health*                         72,580         1,731
  Walter Industries (B)                 171,800         6,592
  Washington Group International*       130,500         5,709
  Watson Wyatt Holdings                 107,600         2,944
  WCI Communities*                       88,300         3,064
  Westinghouse Air Brake
    Technologies                         60,000         1,105
  Woodward Governor                      27,400         2,005
  York International (B)                 47,800         1,848
                                                  -----------
                                                      241,672
                                                  -----------
INFORMATION TECHNOLOGY -- 16.8%

  3Com*                                  97,500           349
  Adaptec (B)*                          363,100         1,975
  Advanced Digital Information*         177,700         1,477
  Aeroflex*                             124,900         1,269
  Agile Software (B)*                   184,900         1,268
  Agilysys (B)                           64,900         1,224
  Akamai Technologies (B)*              134,800         1,484
  Alliance Semiconductor*               133,200           358
  Altera*                               218,300         4,528
  Altiris*                               48,800         1,426
  American Reprographics (B)*            89,700         1,296
  Ansys*                                 40,840         1,469
  aQuantive (B)*                        204,300         2,159
  Arris Group (B)*                      280,800         1,783
  Ascential Software*                   210,800         3,270
  Ask Jeeves (B)*                        55,800         1,276
  Asyst Technologies*                   248,300         1,212
  ATMI (B)*                              58,159         1,583
  August Technology*                     17,000           208
  Avnet*                                 48,560           942
  Axcelis Technologies*                  87,900           756
  BakBone Software*                     260,600           229
  Belden CDT (B)                         80,600         1,936
  BISYS Group (B)*                      173,310         2,568
  Black Box                              62,700         2,442
  Blackbaud*                             82,200           951
  Borland Software*                      19,800           165
  Bottomline Technologies*               34,200           446
  Brooks Automation (B)*                290,400         5,259
  Cabot Microelectronics*                15,600           507
  Checkpoint Systems*                    84,600         1,412
  CNET Networks*                         96,900           877
  Cognex (B)                             59,364         1,644
  Coherent*                              57,030         1,731
  Concur Technologies*                   64,900           548
  Corillian*                            521,900         1,660
  Cray (B)*                             103,800           390
  Credence Systems (B)*                 518,920         4,551
  CSG Systems International*             55,800           954
  Cymer (B)*                            139,800         4,041
  Digimarc (B)*                         284,700         2,204
  Digitas (B)*                          241,100         2,387
  DoubleClick*                          302,900         2,360
  E.piphany*                            158,500           550
  Earthlink (B)*                        363,000         3,169
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Electroglas (B)*                       58,400   $       241
  Electronics Boutique Holdings*         30,000         1,135
  Emulex (B)*                           114,300         1,932
  Epicor Software*                       27,000           418
  Exar*                                  51,100           722
  F5 Networks (B)*                       41,900         2,308
  Fairchild Semiconductor
    International (B)*                  151,900         2,509
  Faro Technologies*                     56,210         1,487
  FEI (B)*                              198,300         4,908
  Foundry Networks*                     168,500         1,747
  Gartner, Cl A (B)*                    154,200         1,485
  Genesis Microchip (B)*                283,800         4,183
  Harmonic*                              78,300           857
  Harris Interactive*                    46,600           233
  Homestore (B)*                        459,000         1,092
  Hutchinson Technology (B)*             62,700         2,048
  Hypercom*                             191,800           901
  Hyperion Solutions (B)*                16,800           848
  Identix*                               52,400           313
  Imation                                23,700           815
  Imergent (B)*                          72,100         1,165
  Immersion*                            431,048         2,927
  InFocus*                              102,300           655
  InPhonic (B)*                          52,800         1,218
  Integrated Circuit Systems*            70,700         1,427
  International Rectifier (B)*           43,700         1,923
  Internet Security Systems*             22,100           444
  Intervideo*                            36,700           466
  Interwoven*                            94,400           856
  Iomega (B)*                           278,800         1,260
  Itron*                                 81,500         2,172
  iVillage*                             248,900         1,431
  Jack Henry & Associates               117,900         2,340
  Jupitermedia*                         216,100         2,904
  Kanbay International*                  66,000         1,505
  Keane*                                 24,500           324
  Keynote Systems*                      103,200         1,228
  KFX (B)*                               98,500         1,675
  Komag*                                112,900         2,275
  Lattice Semiconductor*                941,500         4,971
  Lawson Software*                      127,200           738
  Leadis Technology (B)*                202,100         1,348
  Lionbridge Technologies*              141,500           848
  Littelfuse*                            29,890           972
  LivePerson*                           141,500           350
  Macrovision*                           53,800         1,305
  Magma Design Automation*              110,500         1,453
  Manhattan Associates*                 113,800         2,261
  Matrixone*                            233,600         1,236
  Maximus*                               92,500         3,132
  Maxtor*                               359,700         1,993
  Mentor Graphics (B)*                  112,200         1,546
  Merix*                                 95,000           964
  Methode Electronics                   167,550         1,875
  Micromuse*                            270,200         1,329
  Micros Systems*                        75,175         2,438
  Motive*                               125,600         1,380
  Mykrolis*                             152,100         2,056
  Napster (B)*                          223,100         1,624
  Navarre (B)*                           71,875           492
  Newport*                               56,400           795
  Niku*                                  51,300         1,083
  O2Micro International*                199,500         2,141
  Onyx Software*                        102,849           309
  Openwave Systems*                      66,400           847
  OSI Systems (B)*                       92,600         1,572
  Packeteer*                             97,000         1,535


----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Parametric Technology (B)*            178,410   $     1,026
  Pegasus Solutions*                     35,200           420
  Performance Technologies*              60,520           563
  Photronics*                           110,700         2,057
  Pinnacle Systems*                     551,100         2,359
  Pixelworks*                           510,300         4,858
  PLX Technology*                       212,600         2,562
  Polycom*                              352,900         5,713
  Pomeroy IT Solutions (B)*              56,860           847
  Power Integrations*                    78,000         1,657
  ProQuest*                              59,900         2,189
  Quantum*                              593,500         1,715
  Radisys*                              116,800         1,779
  RADWARE*                               30,400           787
  Redback Networks*                      76,100           506
  Richardson Electronics                136,390         1,537
  RightNow Technologies (B)*             97,300         1,232
  Rogers*                                13,800           630
  RSA Security (B)*                      58,300           953
  Rudolph Technologies*                 122,900         2,254
  ScanSoft*                             463,400         1,988
  Secure Computing*                     161,900         1,473
  Semtech (B)*                           33,600           657
  Sigmatel*                              36,400         1,518
  Silicon Storage Technology*           257,900         1,192
  SimpleTech*                            61,100           240
  Sina (B)*                              32,000           913
  Sirf Technology Holdings*             180,600         2,030
  Skyworks Solutions*                   619,100         4,495
  Sonus Networks*                        60,100           317
  Spatialight (B)*                      300,000         1,530
  SRA International, Cl A*               49,300         2,999
  SS&C Technologies                      65,500         1,580
  STATS ChipPAC ADR (B)*                181,023         1,102
  Storage Technology*                    51,700         1,644
  Stratasys (B)*                         42,600         1,234
  SupportSoft*                          146,100           863
  Sybase*                               175,300         3,303
  SYKES Enterprises*                    134,600         1,032
  Synaptics*                             36,100           862
  Synopsys*                              49,790           901
  Tessera Technologies (B)*              62,900         2,563
  THQ (B)*                               20,990           574
  TIBCO Software*                       131,400         1,283
  TradeStation Group*                   181,000         1,216
  Trident Microsystems*                  12,400           229
  Triquint Semiconductor*               767,000         2,646
  Trizetto Group*                        57,600           512
  Ultra Clean Holdings*                 142,338           920
  Unisys*                               173,700         1,334
  United Online (B)*                     61,900           672
  Utstarcom (B)*                         68,800           884
  Verint Systems*                        37,725         1,489
  WatchGuard Technologies*               23,600            86
  Wavecom ADR*                           95,337           505
  WebEx Communications*                  25,000           584
  webMethods*                           154,900           971
  Western Digital*                      213,900         2,409
  Zoran*                                 50,000           536
                                                  -----------
                                                      262,193
                                                  -----------
MATERIALS -- 5.1%

  Airgas                                 24,600           617
  Albemarle                             105,500         4,009
  Alpha Natural Resources*               29,500           767
  Apex Silver Mines (B)*                 47,100           889
  Aptargroup                             55,970         2,889
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Arch Chemicals                         40,100   $     1,146
  Arch Coal                              93,700         4,178
  Buckeye Technologies*                  87,700         1,050
  Carpenter Technology                   42,865         2,899
  Cleveland-Cliffs (B)                   22,000         1,768
  Constar International*                 86,398           606
  Crown Holdings (B)*                   274,200         4,511
  Cytec Industries                      116,300         5,877
  Ferro                                  71,100         1,391
  First Quantum Minerals*                97,000         1,794
  Foundation Coal Holdings*              81,400         2,094
  Georgia Gulf                           33,245         1,756
  Granded Cache Coal*                   118,000         1,344
  H.B. Fuller                            35,900           956
  Headwaters (B)*                        56,600         1,820
  Hercules (B)*                         121,700         1,745
  Jacuzzi Brands*                       425,200         4,380
  Massey Energy (B)                      40,500         1,765
  Mosaic (B)*                            54,700           900
  NewMarket*                             75,349         1,432
  NS Group*                              30,100         1,030
  Octel                                  20,700           403
  Olin                                   61,530         1,535
  OM Group*                              57,700         1,840
  Packaging of America                   50,900         1,248
  Quanex (B)                             36,000         2,119
  Rock-Tenn, Cl A                        71,600         1,022
  Schweitzer-Mauduit International       88,558         3,015
  Silgan Holdings                        60,275         4,007
  Steel Dynamics (B)                    103,500         4,610
  Symyx Technologies (B)*               103,600         2,889
  Wheeling-Pittsburgh (B)*               80,200         3,342
                                                  -----------
                                                       79,643
                                                  -----------
TELECOMMUNICATION SERVICES -- 0.7%

  Alamosa Holdings (B)*                 148,220         1,888
  Alvarion*                              91,800           927
  Aspect Communications*                 90,000           981
  AudioCodes*                           119,510         1,519
  Boston Communications Group*           59,800           451
  Commonwealth Telephone
    Enterprises*                         16,360           779
  Fairpoint Communications (B)*          90,500         1,575
  General Communication, Cl A*                8            --
  IDT*                                   46,500           683
  IDT, Cl B*                             30,300           464
  Novatel Wireless (B)*                  77,300           832
  Talk America Holdings (B)*             55,500           341
  Wireless Facilities*                   73,700           520
                                                  -----------
                                                       10,960
                                                  -----------
UTILITIES -- 2.3%

  AGL Resources                         117,730         4,076
  Allete                                 26,766         1,062
  Aquila (B)*                            86,400           309
  Avista                                106,200         1,937
  Black Hills                            50,300         1,595
  Cascade Natural Gas                    34,520           709
  Centerpoint Energy                     97,400         1,167
  Cleco                                  52,700         1,069
  CMS Energy (B)*                       130,000         1,578
  El Paso Electric*                      62,200         1,242
  Energen                                27,200         1,754
  Idacorp                                36,860         1,066
  Oneok                                  34,400         1,008
  Pico Holdings*                         78,058         1,720

----------------------------------------------------------------
                             Shares/Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  PNM Resources                         210,850   $     5,533
  UGI                                    79,600         3,562
  UIL Holdings                           42,000         2,104
  Westar Energy                          74,380         1,709
  WGL Holdings                           23,470           721
  Wisconsin Energy                       39,230         1,362
                                                  -----------
                                                       35,283
                                                  -----------
Total Common Stock
  (Cost $1,297,731) ($ Thousands)                   1,508,528
                                                  -----------

EXCHANGE TRADED FUNDS (B) -- 0.5%

  iShares Russell 2000 Index Fund*       41,771         5,275
  Midcap SPDR Trust Ser 1*                9,100         1,114
  Nasdaq-100 Index Tracking Stock*       44,000         1,637
                                                  -----------
Total Exchange Traded Funds
  (Cost $7,331) ($ Thousands)                           8,026
                                                  -----------

WARRANTS  -- 0.0%

  Theglobe.com, Expires
    05/05/09 (E) (F)*                   450,000            75
  Washington Mutual (D)*                302,461            43
                                                  -----------
Total Warrants
    (Cost $267) ($ Thousands)                             118
                                                  -----------

RIGHTS  -- 0.0%
    Bank United (I)*                     27,200            --
                                                  -----------
Total Rights
  (Cost $4) ($ Thousands)                                  --
                                                  -----------

COMMERCIAL PAPER (C)(G) -- 8.2%

FINANCIALS -- 8.2%

  Belford Funding
    2.660%, 03/01/05                 $   15,720        15,720
  Broadhollow Funding
    2.680%, 03/01/05                      3,144         3,144
    2.680%, 03/02/05                      6,596         6,596
  CCN Independence IV (J)
    2.660%, 01/17/06                      1,258         1,258
  CPI Funding
    2.634%, 03/21/05                      4,362         4,355
  Chesham Finance
    2.660%, 03/01/05                     15,720        15,720
  Cre-8 Funding
    2.620%, 03/01/05                      3,144         3,144
  Golden Fish
    2.657%, 04/04/05                      4,403         4,392
    2.644%, 03/23/05                      1,886         1,883
    2.627%, 04/08/05                      9,768         9,741
  HSBC Finance
    2.720%, 04/20/05                      2,830         2,819
  Liberty Harbour
    2.634%, 03/23/05                      9,582         9,567
  Park Granada
    2.650%, 03/01/05                     11,510        11,510
  Park Sienna
    2.594%, 03/21/05                      6,288         6,279
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Rhineland Funding Capital
    2.765%, 05/09/05                     $1,258        $1,251
    2.764%, 05/06/05                      1,682         1,674
    2.763%, 05/03/05                     12,597        12,536
  Thornburg Mortgage Capital
    2.604%, 03/22/05                     11,004        10,987
    2.603%, 03/15/05                      5,659         5,653
                                                  -----------
Total Commercial Paper
  (Cost $128,229) ($ Thousands)                       128,229
                                                  -----------

CORPORATE OBLIGATIONS (C)(H) -- 7.6%

FINANCIALS -- 7.4%

  Allstate Life Global Funding II
    MTN (J)
    2.580%, 03/16/06                      1,572         1,572
  American General Finance (J)
    2.590%, 03/15/06                      4,402         4,402
  CCN Bluegrass I (J)
    2.670%, 02/21/06                      4,087         4,087
  Countrywide Home Loans
    MTN, Ser M
    2.980%, 08/26/05                      1,886         1,886
    2.940%, 05/20/05                      1,258         1,258
    2.810%, 01/31/06                      1,383         1,383
    2.630%, 06/23/05                      2,515         2,515
    2.528%, 11/30/05                      6,917         6,917
  Five Finance MTN (J)
    2.609%, 09/22/05                      8,929         8,926
  Genworth Financial (J)
    2.600%, 03/15/06                      8,803         8,803
  Harrier Finance Funding MTN (J)
    2.534%, 09/15/05                      1,824         1,823
  Harrier Finance Funding MTN,
    Ser 1 (J)
    2.496%, 06/15/05                      5,471         5,470
  Irish Life & Permanent MTN,
    Ser X (J)
    2.612%, 03/22/06                      5,848         5,847
  Jackson National Life
    Funding (J)
    2.590%, 04/01/06                     13,833        13,833
  Lakeside Funding (J)
    2.590%, 03/08/05                      3,909         3,909
  Morgan Stanley, Ser EXL
    2.590%, 03/06/06                      1,258         1,258
  Morgan Stanley, Ser EXLS
    2.588%, 04/03/06                      3,144         3,144
  Nationwide Building Society (J)
    2.590%, 01/06/06                      6,288         6,288
    2.542%, 10/28/05                      3,144         3,144
  Northern Rock (J)
    2.600%, 02/03/06                      5,533         5,533
  Pacific Life Global Funding (J)
    2.580%, 03/13/06                      4,716         4,716
  SLM MTN, Ser X (J)
    2.599%, 03/20/06                     11,004        11,004
  White Pine Finance (J)
    2.595%, 03/11/05                      1,572         1,572
  White Pine Finance MTN,
    Ser 1 (J)
    2.596%, 11/01/05                      2,767         2,766
  XL Life and Annuity (J)
    2.599%, 02/06/06                      3,396         3,399
                                                  -----------
                                                      115,455
                                                  -----------

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 0.2%

  Caterpillar Financial Services
    MTN, Ser F
    2.730%, 07/11/05                     $3,144        $3,144
                                                  -----------
Total Corporate Obligations
  (Cost $118,599) ($ Thousands)                       118,599
                                                  -----------

ASSET-BACKED SECURITIES (C)(H)(J) -- 4.3%

AUTOMOTIVE -- 0.1%

  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1
    2.610%, 11/15/05                        648           648
                                                  -----------
MORTGAGE RELATED SECURITIES -- 4.2%

  Aire Valley Mortgages, Ser
    2004-1A, Cl 1A
    2.599%, 09/20/05                      4,024         4,024
  Blue Heron Funding, Ser 2A,
    Cl A
    2.629%, 03/18/05                      2,830         2,830
  Blue Heron Funding, Ser 9A,
    Cl A1
    2.680%, 02/22/06                      6,288         6,288
  Cheyne High Grade,
    Ser 2004-1A, Cl A1
    2.791%, 11/10/05                      3,616         3,616
  Commodore, Ser 2003-2A,
    Cl A1MM
    2.570%, 12/12/38                      2,892         2,892
  Davis Square Funding,
    Ser 2004-2A, Cl AMMB
    2.620%, 04/06/05                      3,144         3,144
  Davis Square Funding,
    Ser 2004-2A, Cl AMMC
    2.620%, 05/06/05                      3,144         3,144
  Duke Funding, Ser 2004-6B,
    Cl A1S1
    2.680%, 04/08/05                      3,144         3,144
  Harwood Street Funding I,
    Ser 2004-1A, Cl NOTE
    2.649%, 09/20/05                      7,986         7,986
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM
    2.920%, 05/18/05                      6,537         6,537
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    2.700%, 11/25/05                     11,810        11,810
  RMAC, Ser 2004-NS3A, Cl A1
    2.590%, 06/12/05                      2,748         2,748
  Saturn Ventures II
    2.650%, 08/08/05                      5,848         5,848
  Whitehawk Funding,
    Ser 2004-1A, Cl AMMB
    2.520%, 06/15/05                      1,572         1,572
                                                  -----------
                                                       65,583
                                                  -----------
Total Asset-Backed Securities
  (Cost $66,231) ($ Thousands)                         66,231
                                                  -----------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                 ($Thousands)/Shares  ($Thousands)
----------------------------------------------------------------
CERTIFICATES OF DEPOSIT (C)(H) -- 0.8%

FINANCIALS -- 0.8%

  U.S. Trust
    2.715%, 09/14/05                  $   6,288   $     6,288
  Washington Mutual Bank
    2.820%, 08/18/05                      6,288         6,288
                                                  -----------
Total Certificates of Deposit
    (Cost $12,576) ($ Thousands)                       12,576
                                                  -----------

U.S. TREASURY OBLIGATION -- 0.1%

  U.S. Treasury Bills (A)
    2.872%, 08/25/05                      1,725         1,701
                                                  -----------
Total U.S. Treasury Obligation
    (Cost $1,701) ($ Thousands)                         1,701
                                                  -----------

CASH EQUIVALENTS  -- 3.0%

  Bear Stearns Master Notes (C)       6,287,984         6,288
  Wachovia Cash
     Management Program               2,223,740         2,224
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++   38,561,788        38,562
                                                  -----------
Total Cash Equivalents
  (Cost $47,074) ($ Thousands)                         47,074
                                                  -----------

REPURCHASE AGREEMENT (C) -- 1.9%

Barclays
   2.630%, dated 02/28/05, to be
   repurchased on 03/01/05,
   repurchase price $30,376,074
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $505,868-
   $9,002,570, 1.875%-7.000%,
   05/31/05-11/14/08; total market
   value $30,981,566)                30,374            30,374
                                                  -----------
Total Repurchase Agreement
  (Cost $30,374) ($ Thousands)                         30,374
                                                  -----------

Total Investments -- 122.8%
  (Cost $1,710,117) ($ Thousands)#                $ 1,921,456
                                                  ===========

Percentages are based on Net Assets of $1,564,991 ($ Thousands).

* Non-income producing security.
+ Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $356,937 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2005 was $362,297 ($ Thousands).
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2005 was $75 ($ Thousands).
(F) Securities considered illiquid. The total value of such securities as of February 28, 2005 was $75 ($ Thousands).
(G) The rate  reported is the effective  yield at time of purchase.
(H) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(I) This security was issued for possible settlement of pending litigation and does not have an expiration date.
(J) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended and may be sold only to dealers in that program or other "accredited investors".

ADR -- American Depositary Receipt
Cl -- Class
MTN -- Medium Term Note
SPDR -- Standard & Poor's Depositary Receipts
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.

# At February 28, 2005, the tax basis cost of the Fund's investments was $1,710,117 ($ Thousands) and the unrealized appreciation and depreciation were $298,469 and $(87,130) ($ Thousands), respectively.

The Fund had long futures contracts open as of February 28, 2005:

------------------------------------------------------------------------
                                   CONTRACT                  UNREALIZED
CONTRACT             NUMBER OF      VALUE                      GAIN
DESCRIPTION          CONTRACTS   ($THOUSANDS)  EXPIRATION  ($ THOUSANDS)
------------------------------------------------------------------------
Russell 2000 Emini      624          $39,602    03/21/05           $733
                                                                   ----

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 96.6%
CONSUMER DISCRETIONARY -- 16.5%
  1-800 Contacts (B)*                    17,000   $       401
  Abercrombie & Fitch, Cl A              15,400           827
  Advo                                   20,400           748
  Aeropostale*                            9,000           287
  America's Car Mart*                    26,653           945
  American Axle &
     Manufacturing Holdings (B)           6,500           172
  American Eagle Outfitters              30,000         1,624
  American Greetings, Cl A (B)           18,500           456
  American Woodmark                       1,100            40
  Ameristar Casinos                       3,900           191
  AnnTaylor Stores*                      47,050         1,043
  Arctic Cat                             13,900           377
  Autoliv                                46,200         2,307
  Autonation (B)*                        29,500           576
  Barnes & Noble (B)*                    15,800           540
  Black & Decker (B)                      8,600           713
  Bluegreen*                              2,800            69
  Borders Group                          35,800           921
  BorgWarner                             26,800         1,414
  Brown Shoe                              7,600           254
  Brunswick*                             40,200         1,875
  Buckle                                    600            18
  Build-A-Bear Workshop (B)*              5,200           178
  Cablevision Systems, Cl A*             22,700           705
  Cache*                                 39,788           623
  Carter's (B)*                          30,600         1,218
  Catalina Marketing                     13,500           364
  Cato, Cl A                             34,000         1,011
  CEC Entertainment (B)*                 16,337           632
  Charming Shoppes (B)*                  66,500           513
  Cheesecake Factory (B)*                33,600         1,143
  Chico's FAS (B)*                       29,454           867
  CKE Restaurants*                       18,200           281
  Coach*                                 42,900         2,382
  Columbia Sportswear (B)*               16,400           919
  Comfort Systems USA*                   69,265           535
  Cooper Tire & Rubber                   20,700           401
  Cost Plus*                             21,700           610
  Darden Restaurants                     22,000           590
  Dave & Buster's*                        2,800            55
  Design Within Reach*                   77,900         1,159
  Dollar Thrifty Automotive Group (B)*   21,600           666
  DreamWorks Animation
     SKG, Cl A (B)*                       9,800           356
  Eagle Materials                         7,973           644
  Electro Rent*                             900            12
  Ethan Allen Interiors                  17,700           622
  Fairmont Hotels & Resorts              38,800         1,247
  Federated Department Stores (B)        35,100         1,981
  Fleetwood Enterprises*                 98,400           952
  Fossil*                                20,500           529
  Four Seasons Hotels                    19,000         1,366
  Furniture Brands International         31,600           734
  GameStop, Cl A (B)*                    37,500           728
  GameStop, Cl B*                         5,098           100
  Gentex (B)                             26,500           899
  Getty Images (B)*                      19,900         1,420
  Gildan Activewear*                     19,000           756
  Goodyear Tire & Rubber (B)*            80,700         1,167
  Gray Television                        49,833           725
  Great Wolf Resorts*                    50,500         1,255
  Group 1 Automotive*                    23,300           644
  GSI Commerce (B)*                      37,400           537

----------------------------------------------------------------
                                                    Market Value
  Description                            Shares      ($Thousands)
----------------------------------------------------------------
  Handleman                             118,400   $     2,440
  Harman International Industries         4,600           516
  HOT Topic (B)*                         82,317         1,758
  Insight Communications, Cl A*           6,700            64
  Insight Enterprises*                   19,605           349
  Jack in the Box*                       33,700         1,210
  Jakks Pacific (B)*                     11,700           231
  Jarden (B)*                            44,900         1,954
  Jo-Ann Stores*                          3,500           105
  Journal Communications, Cl A            6,600           109
  K2 (B)*                                66,400           951
  KB Home (B)                            10,600         1,323
  Kerzner International (B)*             31,710         2,028
  La Quinta*                            104,520           967
  Lear                                    7,100           370
  Lin TV, Cl A*                          28,500           502
  Linens 'N Things*                      28,800           774
  Lions Gate Entertainment*             131,424         1,396
  Lone Star Steakhouse & Saloon          39,314         1,046
  MarineMax*                             17,710           607
  May Department Stores                  28,400           980
  Maytag (B)                             46,000           701
  Media General, Cl A                     9,845           630
  Mediacom Communications, Cl A (B)*     21,000           116
  Modine Manufacturing                   15,070           491
  Movie Gallery (B)                       8,000           183
  MSC Industrial Direct, Cl A            29,300           948
  MTR Gaming Group*                      68,700           825
  New York*                              40,600           715
  Nexstar Broadcasting Group, Cl A*      23,400           185
  Noble International                       400             9
  NVR (B)*                                1,400         1,109
  O'Reilly Automotive (B)*               12,500           636
  Panera Bread, Cl A (B)*                22,900         1,224
  Parkervision (B)*                      22,900           236
  Party City*                             2,500            31
  PDI*                                    2,400            48
  Penn National Gaming*                  12,873           777
  PETsMART (B)                           53,300         1,626
  PF Chang's China Bistro (B)*           32,800         1,798
  Pinnacle Entertainment*                49,932           774
  Polaris Industries                      5,400           377
  Polo Ralph Lauren (B)                  43,800         1,726
  Red Robin Gourmet Burgers*             11,000           499
  Reebok International                   58,033         2,563
  Regis                                  49,600         1,954
  Rent-A-Center*                         29,100           755
  Rinker Group ADR (B)                   11,900         1,072
  Royal Caribbean Cruises                22,900         1,082
  Ryland Group                           27,900         1,940
  Saks                                   97,100         1,475
  Scholastic*                            17,600           624
  ShopKo Stores (B)*                     24,900           436
  Sonic (B)*                             37,600         1,267
  Sonic Solutions (B)*                   44,000           688
  Sotheby's Holdings, Cl A*               7,300           130
  Sports Authority (B)*                  33,200           813
  Stage Stores*                           4,500           174
  Standard Motor Products                19,700           228
  Standard-Pacific (B)                   10,800           864
  Stanley Works                          22,200         1,027
  Starwood Hotels & Resorts
   Worldwide                             21,400         1,225
  Stein Mart*                             5,500           114
  Technical Olympic USA                  38,000         1,152
  Tenneco Automotive*                    18,000           273
  Theglobe.com*                         102,200            21
  Thomas Nelson                           2,300            50
  Timberland, Cl A (B)*                   9,600           669

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Trans World Entertainment*             48,100   $       675
  Triarc, Cl A (B)                       38,300           597
  Tupperware                             14,600           299
  United Auto Group                       6,400           178
  Urban Outfitters*                      21,600           898
  Value Line                              6,900           278
  Warnaco Group*                         60,690         1,452
  WESCO International*                   10,200           366
  West Marine (B)*                       21,720           525
  Whirlpool                              18,300         1,167
  William Lyon Homes*                     1,200           107
  Williams-Sonoma (B)*                   67,200         2,331
  Wynn Resorts (B)*                      24,900         1,782
  XM Satellite Radio Holdings, Cl A (B)* 19,000           626
  Yankee Candle*                         24,100           746
  Zale*                                  38,100         1,133
                                                  ------------
                                                      116,424
                                                  ------------
CONSUMER STAPLES -- 2.8%
  BJ's Wholesale Club (B)*               31,700           969
  Chattem*                                5,000           183
  Chiquita Brands International*         32,800           749
  Church & Dwight (B)                    29,700         1,051
  Corn Products International            33,800           945
  Dean Foods*                            40,600         1,403
  Del Monte Foods*                       36,100           382
  Energizer Holdings (B)*                36,100         2,138
  Gold Kist*                             40,000           649
  J&J Snack Foods                         9,635           455
  JM Smucker                              9,400           462
  Loews--Carolina Group                  12,800           419
  Longs Drug Stores                      31,600           860
  McCormick & Schmick's
     Seafood Restaurants*                34,119           544
  Molson Coors Brewing, Cl B             12,900           897
  Nash Finch                              4,100           162
  NBTY*                                  27,100           685
  PepsiAmericas                          32,400           737
  Pilgrim's Pride                        38,800         1,474
  Ralcorp Holdings                       38,670         1,800
  Rayovac*                                6,500           280
  Ruddick                                 6,600           156
  Sanderson Farms                         8,300           372
  Supervalu                              29,100           925
  Tyson Foods, Cl A                      44,100           751
  Winn-Dixie Stores (B)                 162,100           103
                                                  ------------
                                                       19,551
                                                  ------------
ENERGY -- 4.6%
  Ashland                                11,700           764
  BJ Services                            20,419         1,020
  Brigham Exploration*                   57,750           546
  Cabot Oil & Gas (B)                    12,900           722
  Cal Dive International*                 8,300           422
  Callon Petroleum*                       3,700            59
  Carrizo Oil & Gas*                     31,440           471
  Deer Creek Energy*                     39,000           444
  Denbury Resources*                     20,400           693
  Encore Acquisition*                    16,000           681
  Energy Partners*                       28,799           744
  ENSCO International (B)                10,600           427
  Forest Oil (B)*                        42,700         1,708
  Giant Industries*                      24,170           765
  Houston Exploration*                   16,200           938
  Kerr-McGee                             19,800         1,538
  National-Oilwell (B)*                  21,497           975
----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  NorthWestern*                          39,600   $     1,106
  Oil States International*               4,200            88
  OPTI Canada*                           43,500           998
  Patterson-UTI Energy                   22,900           573
  Penn Virginia                          15,600           762
  Petroleum Development*                 12,500           548
  Plains Exploration & Production*       20,327           691
  RPC                                     1,000            26
  Smith International*                    8,700           559
  Spinnaker Exploration*                 26,733           959
  Stone Energy*                          22,600         1,135
  Sunoco (B)                             15,800         1,566
  Superior Energy Services*              16,700           320
  Swift Energy*                          55,500         1,509
  Syntroleum*                            49,800           569
  Tesoro (B)*                            36,800         1,359
  Ultra Petroleum*                        9,100           513
  Unit (B)*                              18,996           870
  Universal Compression Holdings*         5,400           205
  Veritas DGC*                           46,890         1,272
  Vintage Petroleum                      38,000         1,128
  W-H Energy Services*                    7,000           185
  Weatherford International (B)*         14,061           838
  Western Oil Sands, Cl A*               16,000           770
  Whiting Petroleum*                     20,070           849
                                                  ------------
                                                       32,315
                                                  ------------
FINANCIALS -- 21.0%
  A.G. Edwards (B)                       27,500         1,186
  Aames Investment+*                     48,400           438
  Acadia Realty Trust+                   36,200           576
  Accredited Home Lenders Holding*       16,400           656
  ACE Cash Express*                       4,300           109
  Advanta, Cl B                          51,539         1,248
  Affiliated Managers Group (B)*         61,972         4,013
  Affirmative Insurance Holdings          1,000            17
  Alexandria Real Estate Equities+       14,130           946
  Allmerica Financial*                   44,400         1,590
  AMB Property+                          43,900         1,704
  Amcore Financial                       27,655           786
  American Financial Group (B)           20,100           613
  American Home
     Mortgage Investment+                34,000         1,059
  AmerUs Group (B)                       38,416         1,849
  Anchor Bancorp Wisconsin                1,800            49
  Apartment Investment &
      Management, Cl A+                  59,900         2,292
  Arbor Realty Trust+                     2,800            70
  Archipelago Holdings*                  22,500           422
  Archstone-Smith Trust+                 45,500         1,539
  Argonaut Group*                        18,769           441
  Ashford Hospitality Trust+             29,420           297
  Associated Banccorp (B)                10,300           330
  Associated Estates Realty+             58,900           581
  Astoria Financial (B)                  22,600           849
  AvalonBay Communities+ (B)             27,500         1,911
  Bancfirst                                 400            28
  BancTrust Financial Group                 300             6
  Bank of Hawaii                         27,900         1,270
  Banknorth Group                        26,100           942
  Bedford Property Investors+            18,800           438
  Brandywine Realty Trust+               34,700         1,027
  BRE Properties, Cl A+ (B)              25,500         1,000
  Calamos Asset Management, Cl A         15,700           445
  Camden Property Trust+                 20,100           933
  Capital Automotive REIT+                9,710           323
  Capital Crossing Bank*                  1,400            43

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Capital Trust, Cl A+                    1,800   $        58
  CapitalSource (B)*                     48,450         1,114
  Cascade Bancorp                         1,000            19
  CB Richard Ellis Group, Cl A*          22,600           815
  CBL & Associates Properties+            8,700           648
  Cedar Shopping Centers+                 3,000            43
  Center Financial                        2,900            65
  Ceres Group*                           68,206           366
  Chemical Financial                      7,875           261
  City Holding                           27,574           858
  City National                          32,800         2,245
  Clark*                                  2,400            42
  Colonial BancGroup                     30,700           625
  Colonial Properties Trust+              3,800           138
  Columbia Banking System                 1,050            25
  Commerce Bancorp (B)                    2,500           153
  Commerce Bancshares (B)                24,400         1,152
  Commercial Federal                     25,677           702
  Commercial Net Lease Realty+            8,600           162
  Community Bank System                  13,200           310
  Community Trust Bancorp                   600            18
  CompuCredit*                           20,900           625
  Corporate Office Properties Trust+     90,331         2,389
  Corus Bankshares                        1,700            84
  Cullen/Frost Bankers                   18,600           865
  Delphi Financial Group, Cl A           23,388         1,043
  Diamondrock Hospitality*               38,700           416
  Dime Community Bancshares              61,499           960
  Downey Financial                       16,900         1,059
  Dundee Real Estate
    Investment Trust+                    27,000           584
  Dundee Wealth Management               57,700           499
  E*Trade Financial*                    229,000         3,039
  East-West Bancorp                      21,400           770
  Eaton Vance                            15,200           410
  ECC Capital+*                          45,500           293
  Education Realty Trust+*               27,000           456
  Entertainment Properties Trust+         2,500           102
  Equity Inns+                           12,400           138
  Equity Office Properties Trust+ (B)    38,800         1,171
  Equity Residential+                    44,200         1,450
  Essex Property Trust+                  10,800           778
  Federal Realty Investment Trust+       34,400         1,727
  FelCor Lodging Trust+*                  7,400            93
  First American                          8,800           322
  First Financial Bankshares                400            18
  First Indiana                             800            20
  First Industrial Realty Trust+          5,800           241
  First Midwest Bancorp                  27,680           945
  First Niagara Financial Group          42,086           576
  First Potomac Realty Trust+            22,645           506
  First Republic Bank                    11,800           627
  FirstFed Financial*                    30,375         1,552
  Forest City Enterprises, Cl A             704            45
  Fremont General                        15,200           382
  Friedman Billings Ramsey
     Group, Cl A+                       123,500         2,291
  Frontier Financial                        400            16
  GATX                                   28,600           857
  Glimcher Realty Trust+                  5,700           147
  Gold Banc                              78,300         1,113
  Greater Bay Bancorp (B)                40,948         1,037
  Hancock Holding                         1,200            37
  Hanmi Financial                         8,200           145
  Harleysville Group                      1,000            21
  HCC Insurance Holdings                 38,700         1,451
  Hibernia, Cl A                         64,800         1,663
  Highland Hospitality+                  54,927           557
----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Highwoods Properties+                     900   $        23
  Horace Mann Educators                  45,400           852
  Hospitality Properties Trust+ (B)      22,900           950
  Host Marriott+ (B)                    106,700         1,705
  HRPT Properties Trust+                123,700         1,569
  Hudson United Bancorp                   3,300           117
  Huntington Bancshares                  47,500         1,070
  Huron Consulting Group*                41,800           941
  IMPAC Mortgage Holdings+               17,400           335
  IndyMac Bancorp (B)                    57,500         2,069
  Innkeepers USA Trust+                  11,500           154
  Instinet Group*                       157,985           955
  Investment Technology Group*           22,885           431
  Investors Financial Services (B)       12,600           631
  Irwin Financial                        23,800           541
  Jones Lang LaSalle*                     8,800           378
  Kansas City Life Insurance              9,500           454
  KNBT Bancorp                           42,500           688
  Knight Trading Group, Cl A*            59,362           621
  LandAmerica Financial Group            21,500         1,177
  LTC Properties+                         5,500            99
  Macerich+                              35,100         2,008
  Mack-Cali Realty+ (B)                  25,900         1,145
  MAF Bancorp                            21,987           958
  Maguire Properties+                    11,800           309
  MainSource Financial Group                400             9
  Marlin Business Services*              60,432         1,118
  Max Re Capital                         46,200         1,063
  Medical Properties Trust+*             55,500           555
  Mercury General                         7,100           389
  MeriStar Hospitality+*                130,173           955
  MFA Mortgage Investments+              50,600           428
  Mid-America Apartment
    Communities +                         2,700           101
  Mid-State Bancshares                    1,300            34
  Mills+ (B)                              3,800           205
  Montpelier Re Holdings                 23,600           956
  National Financial Partners            13,240           523
  National Health Investors+              2,600            68
  Navigators Group*                      23,915           717
  Nelnet, Cl A*                             800            27
  New Century Financial+ (B)             21,900         1,111
  New Plan Excel Realty Trust+           46,400         1,214
  NewAlliance Bancshares                 29,700           425
  Novastar Financial+ (B)                 9,000           320
  Ocwen Financial (B)*                    4,500            36
  Odyssey Re Holdings (B)                34,275           866
  Ohio Casualty*                         48,426         1,169
  Old Second Bancorp                      1,000            33
  Omega Healthcare Investors+             8,800           101
  Online Resources*                     149,626         1,350
  optionsXpress Holdings*                18,000           310
  Oriental Financial Group (B)           16,770           448
  PartnerRe                              29,700         1,861
  Pennsylvania Real Estate
    Investment Trust+                     1,000            41
  PFF Bancorp                            16,100           678
  Philadelphia Consolidated Holding*      2,100           160
  Placer Sierra Bancshares                1,500            36
  Platinum Underwriters Holdings         20,410           633
  Post Properties+                       29,200           942
  Preferred Bank                          2,000            79
  Prentiss Properties Trust+             15,140           531
  Presidential Life                      23,200           360
  Prosperity Bancshares                   1,600            44
  Protective Life                         9,300           372
  Provident Financial Holdings              200             6
  Providian Financial (B)*               26,100           448

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Public Storage+                        19,900   $     1,086
  R & G Financial, Cl B                   7,200           261
  RAIT Investment Trust+                 21,100           567
  Ramco-Gershenson Properties +          23,924           677
  Raymond James Financial                19,015           579
  Reckson Associates Realty+             39,600         1,210
  Regency Centers+                        5,400           275
  Reinsurance Group of America            9,400           429
  Republic Bancorp                       64,730           942
  Seacoast Banking of Florida               500            10
  Selective Insurance Group               2,100            97
  Senior Housing Properties Trust+       12,500           224
  Shurgard Storage Centers, Cl A+        42,400         1,685
  Signature Bank*                        28,885           854
  Silicon Valley Bancshares (B)*         45,300         1,985
  Simon Property Group+                  33,700         2,088
  SL Green Realty+                       30,600         1,725
  Southwest Bancorp of Texas             25,470           485
  Sovereign Bancorp                     170,281         3,906
  Stancorp Financial Group (B)*          13,500         1,176
  State Financial Services, Cl A            300             9
  Sterling Financial*                    26,900         1,025
  Stewart Information Services           16,000           640
  Sunstone Hotel Investors+              53,000         1,179
  Taubman Centers+                       18,400           527
  TierOne                                23,800           590
  Triad Guaranty*                        12,941           680
  Trustmark                              28,255           778
  U-Store-It Trust+                      52,500           863
  UICI                                   16,000           439
  United Fire & Casualty                  1,400            44
  Universal American Financial*          75,069         1,181
  Universal Health Realty
     Income Trust+                        1,200            36
  Urstadt Biddle Properties, Cl A+        2,200            36
  Virginia Commerce Bancorp*             21,548           567
  W Holding                               7,344            85
  Washington Federal                     20,680           491
  Western Sierra Bancorp*                   200             8
  Whitney Holding                        21,046           932
  Wilshire Bancorp*                       6,100            84
  Winston Hotels+                         6,500            72
  Wintrust Financial                     11,800           633
  World Acceptance*                       2,700            74
  Zenith National Insurance (B)          17,200           871
                                                  ------------
                                                      148,372
                                                  ------------
HEALTH CARE -- 12.6%
  Abgenix (B)*                          178,700         1,476
  Affymetrix*                             5,800           248
  Albany Molecular Research*              7,500            74
  Alderwoods Group*                       4,400            54
  Alpharma, Cl A                         59,500           781
  American Medical Systems Holdings*      1,900            75
  AMERIGROUP*                            16,718           666
  Amsurg*                                21,750           525
  Amylin Pharmaceuticals (B)*            43,200           925
  Andrx (B)*                             86,715         1,947
  Animas (B)*                            44,100           977
  Applera--Applied Biosystems Group      51,000         1,048
  Applera--Celera Genomics Group*        36,000           400
  Apria Healthcare Group*                71,623         2,325
  Ariad Pharmaceuticals*                 73,500           460
  Array Biopharma*                       57,800           487
  Aspect Medical Systems*                19,500           421
  Barr Pharmaceuticals (B)*              76,400         3,647
  Bausch & Lomb                          17,100         1,211
----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Beckman Coulter                        15,000   $     1,057
  Bio-Rad Laboratories, Cl A (B)*        16,100           787
  Biosite (B)*                           13,300           771
  Caraco Pharmaceutical
   Laboratories*                          2,000            17
  Cephalon (B)*                          56,100         2,753
  Cerner (B)*                            13,000           677
  Charles River
   Laboratories International*            3,400           157
  Community Health Systems (B)*          32,500         1,052
  Conmed*                                 6,500           192
  Connetics*                             27,100           671
  Covance*                               18,996           830
  Coventry Health Care (B)*              10,650           672
  CTI Molecular Imaging*                  2,700            44
  Cubist Pharmaceuticals*               109,300         1,126
  CV Therapeutics (B)*                  181,100         3,972
  Dade Behring Holdings*                 22,588         1,417
  DaVita (B)*                            26,900         1,136
  Dendreon (B)*                         116,500           765
  Depomed (B)*                           88,300           360
  DJ Orthopedics*                        75,300         1,816
  Dov Pharmaceutical (B)*                30,236           454
  Encysive Pharmaceuticals*              88,400           974
  Endo Pharmaceuticals Holdings*         16,900           381
  Endologix*                             96,500           600
  Exelixis*                              68,400           486
  Express Scripts*                       10,100           760
  First Horizon Pharmaceutical*           6,200           102
  Fisher Scientific International*       44,800         2,717
  Flamel Technologies ADR*               28,300           452
  Gen-Probe*                             16,400           835
  Genesis HealthCare*                     6,700           276
  Genitope (B)*                          31,500           489
  Hanger Orthopedic Group*                  900             5
  Hillenbrand Industries                  1,800           102
  Human Genome Sciences (B)*             88,500           988
  Humana*                                 2,000            67
  ICOS*                                     500            11
  Idenix Pharmaceuticals*                 2,000            38
  IDX Systems*                           34,400         1,180
  II-VI*                                  3,100           121
  Immucor*                               41,300         1,227
  Incyte*                               102,600           896
  InterMune (B)*                         64,800           715
  Invacare                               14,345           676
  Invitrogen (B)*                        17,500         1,224
  IVAX*                                  46,400           742
  Kindred Healthcare*                    26,090           853
  King Pharmaceuticals*                  28,000           267
  Kos Pharmaceuticals*                   12,400           412
  LabOne (B)*                            21,900           788
  Laboratory of America Holdings (B)*    21,300         1,020
  LifePoint Hospitals*                   26,610         1,066
  Ligand Pharmaceuticals, Cl B (B)*      75,600           741
  Manor Care                             29,200           995
  Martek Biosciences (B)*                26,700         1,789
  Medarex*                               12,500           106
  Medcath (B)*                           20,800           591
  Medical Action Industries*                400             8
  Medicis Pharmaceutical, Cl A (B)       35,600         1,230
  Mettler Toledo International*           8,300           436
  MGI Pharma (B)*                        74,700         1,711
  Millipore*                              5,200           235
  MTS Systems                             4,800           145
  NDCHealth                               8,500           132
  Nektar Therapeutics (B)*               61,869         1,073
  Neurocrine Biosciences*                11,800           472
  Neurometrix (B)*                       90,437           897

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  NitroMed (B)*                          28,600   $       621
  Nu Skin Enterprises, Cl A              38,200           853
  Nutraceutical International*            3,500            56
  NuVasive*                              79,848         1,025
  Orthovita*                            111,265           401
  Par Pharmaceutical (B)*                24,500           906
  Parexel International*                  2,500            56
  PerkinElmer                            46,800         1,038
  Pharmion*                              21,400           723
  PolyMedica                             19,500           671
  Pozen*                                 60,200           382
  Prestige Brands Holdings (B)*          60,800         1,094
  Protein Design Labs (B)*               68,100         1,020
  Quality Systems*                          100             8
  Quest Diagnostics                       7,656           761
  RehabCare Group*                        3,200            92
  Res-Care*                               3,900            53
  Respironics*                            2,000           116
  Rigel Pharmaceuticals (B)*             33,000           615
  Rotech Healthcare*                     23,000           631
  Sepracor (B)*                             800            52
  Serologicals*                           6,700           162
  SFBC International*                    15,436           671
  Sierra Health Services*                 6,800           419
  SurModics (B)*                          9,800           315
  Sybron Dental Specialties*             47,400         1,693
  Techne*                                 3,600           123
  Telik*                                 42,200           797
  Third Wave Technologies*                8,400            57
  Triad Hospitals (B)*                   28,500         1,245
  Trimeris*                              89,600         1,145
  United Surgical Partners
     International (B)*                  11,100           456
  United Therapeutics*                    3,500           159
  Varian Medical Systems*                 2,600            93
  Vertex Pharmaceuticals*                 8,100            93
  ViaCell (B)*                           28,700           263
  Watson Pharmaceuticals*                31,200           990
  West Pharmaceutical Services            3,400            87
                                                  ------------
                                                       89,446
                                                  ------------
INDUSTRIALS -- 12.2%
  Actuant, Cl A*                         36,775         1,988
  Acuity Brands (B)                      50,000         1,383
  Advisory Board*                         8,900           356
  AGCO (B)*                              41,500           808
  Alaska Air Group (B)*                  33,200           942
  Albany International, Cl A             24,700           797
  Alliant Techsystems (B)*                7,400           512
  Ametek                                 24,030           921
  AMN Healthcare Services*                3,800            51
  Arkansas Best                           7,100           307
  Arlington Tankers                      29,000           713
  Armor Holdings*                        12,500           499
  Artesyn Technologies*                  48,542           503
  Banta                                  47,710         2,097
  BE Aerospace*                          43,802           527
  Blount International*                  37,600           644
  Briggs & Stratton                      42,100         1,660
  Bright Horizons Family Solutions*      16,600         1,143
  Brink's                                34,100         1,182
  Chicago Bridge & Iron                  14,700           638
  CNF                                    10,707           491
  Coinstar*                               7,400           173
  Consolidated Graphics*                  2,300           120
  Corinthian Colleges (B)*               70,500         1,219
  Corporate Executive Board              25,298         1,582
----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Cummins (B)                            28,900   $     2,122
  Curtiss-Wright                         10,697           594
  Deluxe                                 12,400           484
  Duratek*                                5,300           122
  Dycom Industries*                      16,840           454
  EDO                                    36,570         1,163
  Education Management (B)*              54,200         1,589
  Engineered Support Systems             15,200           840
  EnPro Industries*                      28,100           785
  Esterline Technologies*                 6,600           217
  ExpressJet Holdings*                   64,400           721
  Genessee & Wyoming, Cl A*              29,219           705
  Goodrich                               37,400         1,385
  Graco                                   5,900           228
  GrafTech International*               261,300         2,414
  Griffon (B)*                           39,500           909
  Harsco                                  7,600           444
  Herman Miller (B)                      59,500         1,724
  HUB Group, Cl A*                       15,892           924
  infoUSA*                                3,400            35
  Integrated Electrical Services (B)*    38,300           129
  Iron Mountain (B)*                     22,000           595
  ITT Educational Services (B)*          46,600         2,269
  JB Hunt Transport Services              9,000           425
  John H. Harland                        19,300           708
  Kennametal                             31,100         1,526
  Labor Ready*                           36,979           694
  Laidlaw International*                107,300         2,468
  Landstar System*                        7,900           277
  Laureate Education*                    39,460         1,712
  Lennox International (B)               33,400           722
  M/I Homes                              11,500           647
  Macquarie Infrastructure (B)*          16,200           460
  Mercury Computer Systems*              19,500           574
  Mesa Air Group (B)*                     6,100            46
  Monster Worldwide (B)*                 41,900         1,209
  Navigant Consulting*                   62,300         1,604
  NCO Group*                              3,500            70
  NN                                      1,800            19
  Nordson                                 4,000           160
  Oshkosh Truck                          19,000         1,418
  Overnite                               25,996           883
  Pacer International*                   22,406           570
  Perini*                                 6,800           109
  PHH*                                   20,300           426
  Pinnacle Airlines*                      6,300            66
  Power-One*                             32,700           190
  Quanta Services*                       58,600           460
  R.H. Donnelley*                        21,784         1,329
  RailAmerica*                            3,500            42
  Railpower Technologies*               102,100           416
  Republic Airways Holdings*              1,900            24
  Resources Connection (B)*              23,100         1,149
  Ritchie Bros. Auctioneers              20,600           638
  Ryder System                           45,800         1,945
  Sauer-Danfoss                           1,700            36
  Senomyx*                               67,400           748
  Skywest                                15,800           270
  Sourcecorp*                            11,600           242
  SPX (B)                                18,400           819
  Stewart Enterprises, Cl A*            102,484           650
  Swift Transportation (B)*               7,300           173
  Sypris Solutions                       28,400           316
  TeleTech Holdings*                      4,400            50
  Terex (B)*                             16,500           746
  Thomas & Betts*                        43,530         1,353
  Timken                                 22,900           648
  Titan*                                 56,500           938

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005
----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  TNS*                                    3,700   $        73
  United Defense Industries*              1,200            66
  United Rentals (B)*                    86,580         1,638
  United Stationers*                     15,615           687
  Universal Forest Products              14,100           552
  UTI Worldwide (B)                      14,800         1,098
  Wabash National*                       41,540         1,120
  Walter Industries (B)                  64,500         2,475
  Washington Group International*        52,200         2,284
  Watts Water Technologies, Cl A         24,833           826
  Werner Enterprises                     29,915           640
  Westinghouse Air Brake
  Technologies                           46,578           858
  Woodward Governor                         800            59
  Wright Express*                        34,500           617
  York International                     33,390         1,291
                                                  ------------
                                                       86,367
                                                  ------------
INFORMATION TECHNOLOGY -- 16.7%
  Acxiom (B)                             18,000           405
  Adaptec*                               86,500           471
  Aeroflex*                              47,831           486
  Agere Systems, Cl B*                  193,000           313
  Agilysys (B)                           46,800           883
  Akamai Technologies (B)*               54,400           599
  Altera (B)*                           102,800         2,132
  Altiris*                               27,000           789
  American Reprographics (B)*            35,400           512
  American Tower, Cl A*                  31,900           585
  AMIS Holdings*                         49,200           554
  Amkor Technology (B)*                  60,900           266
  Amphenol, Cl A*                        66,000         2,633
  Ansoft*                                   900            24
  answerthink*                           80,208           343
  aQuantive (B)*                        102,700         1,086
  Arris Group (B)*                      152,755           970
  Ascential Software*                    33,870           525
  Ask Jeeves (B)*                        27,200           622
  Aspen Technology (B)*                  61,300           325
  Asyst Technologies*                   111,500           544
  ATI Technologies*                      39,300           689
  ATMI (B)*                              29,432           801
  Avaya*                                 96,200         1,347
  Avid Technology*                        1,400            94
  Avocent*                               23,500           805
  Axcelis Technologies (B)*              62,200           535
  Belden CDT (B)                          9,800           235
  BindView Development*                 141,965           483
  BISYS Group (B)*                       36,700           544
  Black Box                              14,900           580
  Blackbaud*                             25,900           300
  BMC Software (B)*                      61,100           913
  Brooks Automation (B)*                133,000         2,409
  C-COR*                                 94,100           713
  Cadence Design Systems*                13,500           186
  CallWave*                               2,500            23
  Catapult Communications*                2,900            70
  CCC Information Services Group*         2,700            59
  Certegy                                18,000           641
  Checkfree (B)*                         34,000         1,310
  Citrix Systems*                        60,500         1,361
  CNET Networks*                        102,200           925
  Cognex (B)                             17,948           497
  Cognizant Technology
     Solutions, Cl A*                    15,300           723
  Comverse Technology (B)*               30,100           699
  Conexant Systems*                     165,500           298
  Convergys*                             42,800           642
----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Credence Systems (B)*                  67,000   $       588
  Cree (B)*                              43,100         1,014
  CSG Systems International*              8,600           147
  Cyberoptics*                              300             4
  Cymer (B)*                             51,488         1,488
  Cypress Semiconductor (B)*             72,099         1,015
  Digitas*                              100,400           994
  Diodes*                                 4,600           118
  Dolby Laboratories, Cl A (B)*          30,900           713
  DoubleClick*                          122,100           951
  E.piphany*                             18,300            64
  Earthlink (B)*                        160,100         1,398
  Electronics Boutique Holdings*         14,100           533
  Emulex (B)*                            54,700           924
  Entegris*                              76,880           743
  eResearch Technology*                  25,500           397
  Exar*                                  28,119           397
  F5 Networks*                            5,600           309
  Fairchild Semiconductor
  International*                         37,815           625
  FEI (B)*                               74,600         1,846
  Filenet*                               17,860           418
  Foundry Networks*                     115,000         1,193
  Genesis Microchip*                     11,900           175
  Global Imaging Systems*                   600            21
  Global Payments (B)                    10,500           583
  Harris                                  2,700           180
  Hutchinson Technology (B)*             22,600           738
  Hyperion Solutions*                     5,200           263
  Informatica*                           88,558           688
  Ingram Micro, Cl A*                    92,000         1,649
  Integrated Device Technology*          17,700           221
  Inter-Tel                              31,575           868
  Intermix Media*                        83,984           682
  International Rectifier (B)*           18,700           823
  Intersil, Cl A                         93,600         1,578
  Intervideo*                            25,688           326
  Iomega*                               128,500           581
  Itron*                                 33,000           879
  IXYS*                                   4,400            45
  Jack Henry & Associates                50,300           998
  Kanbay International*                  33,411           762
  KFX (B)*                               38,500           655
  Komag*                                 46,700           941
  Lam Research (B)*                      51,000         1,603
  Lattice Semiconductor*                288,300         1,522
  Leadis Technology (B)*                 60,400           403
  LSI Logic*                             91,600           584
  Macromedia*                             3,900           132
  Manhattan Associates*                  25,500           507
  Maximus*                               41,000         1,388
  Maxtor*                               222,960         1,235
  MEMC Electronic Materials*             42,100           546
  Mentor Graphics (B)*                   75,000         1,034
  Mercury Interactive (B)*               21,900         1,005
  Methode Electronics                     4,300            48
  Micrel*                               105,800           998
  Micromuse*                            136,540           672
  Micros Systems*                         4,000           130
  MicroStrategy, Cl A*                      300            21
  MPS Group*                            107,146         1,151
  Napster (B)*                          105,000           764
  NetIQ*                                 77,110           909
  Novellus Systems*                      65,300         1,929
  O2Micro International*                 71,500           767
  Omnivision Technologies (B)*           66,300         1,340
  Openwave Systems*                      61,000           778
  OSI Systems (B)*                       36,300           616
  Parametric Technology*                238,606         1,372

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Paxar*                                 55,200   $     1,293
  Per-Se Technologies*                    5,100            77
  Photronics*                            10,200           190
  Pixar (B)*                             10,800           966
  Pixelworks*                           175,000         1,666
  Plantronics                            23,900           871
  Plumtree Software*                    143,900           767
  PMC - Sierra (B)*                      63,700           634
  Polycom*                              157,000         2,542
  Power Integrations*                     8,500           181
  Progress Software*                      4,600           106
  ProQuest*                               8,600           314
  QAD*                                    2,100            16
  RADVision*                             24,099           307
  Red Hat (B)*                          126,300         1,447
  Remec (B)*                             15,100            95
  Renaissance Learning                    1,100            19
  Reynolds & Reynolds, Cl A              41,600         1,151
  RF Micro Devices (B)*                 240,100         1,321
  RightNow Technologies (B)*             33,000           418
  Rogers*                                 5,500           251
  RSA Security*                          15,600           255
  Sabre Holdings, Cl A                   75,200         1,585
  SafeNet*                               20,200           606
  ScanSoft (B)*                         185,800           797
  Semtech (B)*                           25,517           499
  Sigmatel (B)*                          19,618           818
  Silicon Image*                          6,900            79
  Sina (B)*                              12,995           371
  Sirf Technology Holdings*              69,300           779
  Skyworks Solutions*                    18,700           136
  Sonus Networks*                        32,540           171
  Spatialight (B)*                      117,000           597
  SRA International, Cl A*               19,776         1,203
  SS&C Technologies                      34,700           837
  Standard Microsystems*                 27,352           479
  Storage Technology*                    36,100         1,148
  Stratasys (B)*                         26,001           753
  Sybase*                                25,200           475
  Synaptics*                             18,200           435
  Synopsys*                              18,300           331
  Tech Data*                             12,100           496
  Teradyne (B)*                          85,400         1,317
  Trident Microsystems*                   4,700            87
  TTM Technologies*                      73,100           787
  Ultratech*                             24,238           385
  Unisys*                                27,900           214
  United Online*                         30,600           332
  WebEx Communications*                  10,100           236
  Western Digital*                      250,100         2,816
  Zebra Technologies, Cl A*              12,634           630
                                                  ------------
                                                      118,224
                                                  ------------
MATERIALS -- 6.1%
  Airgas (B)                             39,261           985
  AK Steel Holding*                      48,600           853
  AMCOL International                    44,265           980
  Apex Silver Mines (B)*                 18,600           351
  Aptargroup                             10,200           527
  Arch Coal                              45,200         2,015
  Ball                                   14,800           657
  Bemis                                  29,700           886
  Buckeye Technologies*                  52,200           625
  Century Aluminum (B)*                  45,117         1,467
  Cleveland-Cliffs (B)                   10,000           804
  Commercial Metals                      33,510         1,166
  Cytec Industries                       43,008         2,173
----------------------------------------------------------------
                                                    Market Value
 Description                          Shares       ($ Thousands)
----------------------------------------------------------------
  Eastman Chemical                       45,700   $     2,639
  Ferro                                  27,400           536
  First Quantum Minerals*                41,000           758
  Florida Rock Industries                 8,836           567
  FMC*                                   13,200           652
  Foundation Coal Holdings*              43,600         1,122
  Glatfelter                             67,465         1,000
  Granded Cache Coal*                    46,500           530
  Greif, Cl A                            16,400         1,059
  Headwaters (B)*                        23,600           759
  Hercules*                              49,372           708
  Jacuzzi Brands*                        46,000           474
  Louisiana-Pacific                      23,200           609
  Lubrizol                               27,800         1,185
  Massey Energy                          42,100         1,835
  NS Group*                              18,400           629
  OM Group*                               9,500           303
  Owens-Illinois*                        17,100           426
  Packaging of America                   58,523         1,435
  Pactiv*                                28,400           642
  Peabody Energy                         12,400         1,204
  PolyOne*                               60,300           549
  Quanex (B)                             16,350           962
  RPM International                      34,500           646
  RTI International Metals*              18,960           514
  Schweitzer-Mauduit International       13,300           453
  Silgan Holdings                         1,200            80
  Steel Dynamics                         27,437         1,222
  Stillwater Mining*                     13,500           154
  Terra Industries (B)*                  52,500           429
  Texas Industries                        8,190           546
  United States Steel (B)                34,900         2,176
  USG (B)*                               25,900           818
  WCA Waste*                             86,930           873
  Wheeling-Pittsburgh (B)*               31,600         1,317
                                                  ------------
                                                       43,300
                                                  ------------
TELECOMMUNICATION SERVICES -- 1.1%
  Amdocs*                                23,500           690
  Aspect Communications*                 17,700           193
  Boston Communications Group*            4,200            32
  Brightpoint*                           64,300         1,159
  CenturyTel                             40,200         1,352
  Citizens Communications                 4,400            59
  Fairpoint Communications (B)*          35,000           609
  General Communication, Cl A*            9,300            87
  Golden Telecom (B)                      2,300            68
  Interdigital Communications*           19,100           331
  Intrado*                                3,800            47
  Iowa Telecommunications Services       23,327           463
  North Pittsburgh Systems                  800            18
  Novatel Wireless (B)*                  42,300           455
  Premiere Global Services*             102,670         1,045
  Spectrasite*                           10,000           618
  Talk America Holdings (B)*             41,300           254
  West*                                   2,100            71
                                                  ------------
                                                        7,551
                                                  ------------
UTILITIES -- 3.0%
  AGL Resources                          22,268           771
  Allete                                 19,403           770
  Avista                                 32,400           591
  Centerpoint Energy                     76,300           914
  Cleco                                   9,100           185
  CMS Energy (B)*                        72,500           880
  Constellation Energy Group             30,900         1,590

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                             Shares/Face Amount   Market Value
 Description                      ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  DPL (B)                                19,900   $       507
  Duquesne Light Holdings (B)            45,900           860
  Energen                                45,516         2,936
  Energy East                            23,700           610
  Idacorp                                 7,300           211
  National Fuel Gas (B)                   5,000           142
  New Jersey Resources                   12,998           577
  Northeast Utilities                    29,800           556
  OGE Energy                             13,000           337
  Oneok                                  23,100           677
  Pepco Holdings (B)                     25,700           566
  PNM Resources                           7,050           185
  Puget Energy                            9,200           211
  Reliant Energy (B)*                    77,300           927
  Sempra Energy                          15,000           600
  Southern Union (B)*                    21,000           532
  UGI                                    43,663         1,954
  UIL Holdings                            8,100           406
  Vectren                                20,724           561
  Westar Energy                          24,200           556
  WGL Holdings                            8,500           261
  Wisconsin Energy                       45,600         1,583
                                                  ------------
                                                       21,456
                                                  ------------
Total Common Stock
  (Cost $614,605) ($ Thousands)                       683,006
                                                  ------------

WARRANTS  -- 0.0%
  Theglobe.com, Expires
     05/05/09* (F) (G)                   85,000            14
                                                  ------------
Total Warrants
  (Cost $41) ($ Thousands)                                 14
                                                  ------------

COMMERCIAL PAPER (C)(D) -- 8.8%
FINANCIALS -- 8.8%
  Belford Funding
    2.660%, 03/01/05                  $   7,627         7,627
  Broadhollow Funding
    2.680%, 03/01/05                      1,525         1,525
    2.680%, 03/02/05                      3,200         3,200
  CCN Independence IV (H)
    2.660%, 01/17/06                        610           610
  CPI Funding
    2.634%, 03/21/05                      2,116         2,113
  Chesham Finance
    2.660%, 03/01/05                      7,627         7,627
  Cre-8 Funding
    2.620%, 03/01/05                      1,525         1,525
  Golden Fish
    2.657%, 04/04/05                      2,136         2,131
    2.644%, 03/23/05                        915           914
    2.627%, 04/08/05                      4,739         4,726
  HSBC Finance
    2.720%, 04/20/05                      1,373         1,368
  Liberty Harbour
    2.634%, 03/23/05                      4,649         4,641
  Park Granada
    2.650%, 03/01/05                      5,585         5,585
  Park Sienna
    2.594%, 03/21/05                      3,051         3,046

----------------------------------------------------------------
                                      Face Amount   Market Value
 Description                        ($ Thousands)   ($ Thousands)
----------------------------------------------------------------
  Rhineland Funding Capital
    2.765%, 05/09/05                    $   610          $607
    2.764%, 05/06/05                        816           812
    2.763%, 05/03/05                      6,112         6,082
  Thornburg Mortgage Capital
    2.604%, 03/22/05                      5,339         5,331
    2.603%, 03/15/05                      2,746         2,743
                                                  ------------
Total Commercial Paper
  (Cost $62,213) ($ Thousands)                         62,213
                                                  ------------

CORPORATE OBLIGATIONS (C)(E) -- 8.1%
FINANCIALS -- 7.9%
  Allstate Life Global Funding II
     MTN (H)
    2.580%, 03/16/06                        763           763
  American General Finance (H)
    2.590%, 03/15/06                      2,135         2,135
  CCN Bluegrass I (H)
    2.670%, 02/21/06                      1,983         1,983
  Countrywide Home Loans
     MTN, Ser M
    2.980%, 08/26/05                        915           915
    2.940%, 05/20/05                        610           610
    2.810%, 01/31/06                        671           671
    2.630%, 06/23/05                      1,220         1,220
    2.528%, 11/30/05                      3,356         3,356
  Five Finance MTN (H)
    2.609%, 09/22/05                      4,332         4,331
  Genworth Financial (H)
    2.600%, 03/15/06                      4,271         4,271
  Harrier Finance Funding MTN (H)
    2.534%, 09/15/05                        885           884
  Harrier Finance Funding MTN,
     Ser 1 (H)
    2.496%, 06/15/05                      2,654         2,654
  Irish Life & Permanent MTN,
     Ser X (H)
    2.612%, 03/22/06                      2,837         2,837
  Jackson National Life Funding
    (H)
    2.590%, 04/01/06                      6,712         6,712
  Lakeside Funding (H)
    2.590%, 03/08/05                      1,896         1,896
  Morgan Stanley, Ser EXL
    2.590%, 03/06/06                        610           610
  Morgan Stanley, Ser EXLS
    2.588%, 04/03/06                      1,525         1,525
  Nationwide Building Society (H)
    2.590%, 01/06/06                      3,051         3,051
    2.542%, 10/28/05                      1,525         1,525
  Northern Rock (H)
    2.600%, 02/03/06                      2,685         2,685
  Pacific Life Global Funding (H)
    2.580%, 03/13/06                      2,288         2,288
  SLM MTN, Ser X (H)
    2.599%, 03/20/06                      5,339         5,339
  White Pine Finance (H)
    2.595%, 03/11/05                        763           763
  White Pine Finance MTN, Ser 1
    (H)
    2.596%, 11/01/05                      1,342         1,342
  XL Life and Annuity (H)
    2.599%, 02/06/06                      1,647         1,649
                                                  ------------
                                                       56,015
                                                  ------------
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount     Market Value
 Description                        ($ Thousands)  ($ Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 0.2%
  Caterpillar Financial Services
     MTN, Ser F
    2.730%, 07/11/05                  $   1,526   $     1,526
                                                  ------------
Total Corporate Obligations
  (Cost $57,541) ($ Thousands)                         57,541
                                                  ------------

ASSET-BACKED SECURITIES (C)(E)(H) -- 4.6%
AUTOMOTIVE -- 0.1%
  Drivetime Auto Owner Trust,
     Ser 2004-C, Cl A1
    2.610%, 11/15/05                        314           314
                                                  ------------
MORTGAGE RELATED SECURITIES -- 4.5%
  Aire Valley Mortgages,
     Ser 2004-1A, Cl 1A
    2.599%, 09/20/05                      1,953         1,953
  Blue Heron Funding, Ser 2A, Cl A
    2.629%, 03/18/05                      1,373         1,373
  Blue Heron Funding, Ser 9A, Cl A1
    2.680%, 02/22/06                      3,051         3,051
  Cheyne High Grade,
     Ser 2004-1A, Cl A1
    2.791%, 11/10/05                      1,754         1,754
  Commodore, Ser 2003-2A,
     Cl A1MM
    2.570%, 12/12/38                      1,403         1,403
  Davis Square Funding,
     Ser 2004-2A, Cl AMMB
    2.620%, 04/06/05                      1,525         1,525
  Davis Square Funding,
     Ser 2004-2A, Cl AMMC
    2.620%, 05/06/05                      1,525         1,525
  Duke Funding, Ser 2004-6B,
     Cl A1S1
    2.680%, 04/08/05                      1,525         1,525
  Harwood Street Funding I,
     Ser 2004-1A, Cl NOTE
    2.649%, 09/20/05                      3,875         3,875
  Orchid Structured Finance,
     Ser 2003-1A, Cl A1MM
    2.920%, 05/18/05                      3,172         3,172
  Park Place Securities NIM
    Trust, Ser 2004-MM1, Cl AMM2
    2.700%, 11/25/05                      5,730         5,730
  RMAC, Ser 2004-NS3A, Cl A1
    2.590%, 06/12/05                      1,333         1,333
  Saturn Ventures II
    2.650%, 08/08/05                      2,837         2,837
  Whitehawk Funding,
     Ser 2004-1A, Cl AMMB
    2.520%, 06/15/05                        763           763
                                                  ------------
                                                       31,819
                                                  ------------
Total Asset-Backed Securities
  (Cost $32,133) ($ Thousands)                         32,133
                                                  ------------

CERTIFICATES OF DEPOSIT (C)(E) -- 0.9%
  U.S. Trust
    2.715%, 09/14/05                      3,051         3,051

----------------------------------------------------------------
                                    Face Amount   Market Value
 Description               ($ Thousands)/Shares  ($ Thousands)
----------------------------------------------------------------
  Washington Mutual Bank
    2.820%, 08/18/05                   $  3,051   $     3,051
                                                  ------------
Total Certificates of Deposit
  (Cost $6,102) ($ Thousands)                           6,102
                                                  ------------

U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bills (A)
    2.871%, 08/25/05                        355           350
                                                  ------------
Total U.S. Treasury Obligation
  (Cost $350) ($ Thousands)                               350
                                                  ------------

CASH EQUIVALENTS  -- 3.1%
  Bear Stearns Master Notes (C)       3,050,728         3,051
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A++   19,179,488        19,179
                                                  ------------
Total Cash Equivalents
  (Cost $22,230) ($ Thousands)                         22,230
                                                  ------------

REPURCHASE AGREEMENT (C) -- 2.1%
Barclays
   2.630%, dated 02/28/05, to be
   repurchased on 03/01/05,
   repurchase price $14,737,497
   (collateralized by various U.S.
   Government Obligations, ranging
   in par value $245,431-
   $4,367,758, 1.875%-7.000%,
   05/31/05-11/14/08; total market
   value $15,031,263)                    14,736        14,736
                                                  ------------
Total Repurchase Agreement
  (Cost $14,736) ($ Thousands)                         14,736
                                                  ------------

Total Investments -- 124.3%
  (Cost $809,951) ($ Thousands)#                  $   878,325
                                                  ============

Percentages are based on Net Assets of $706,732 ($ Thousands).

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Small/Mid Cap Equity Fund
February 28, 2005


 *  Non-income producing security.
 +  Real Estate Investment Trust
++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.
(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $170,199 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2005 was $175,776 ($ Thousands).
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of February 28, 2005 was $14 ($ Thousands).
(G) Securities considered illiquid. The total value of such securities as of February 28, 2005 was $14 ($ Thousands).
(H) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under
    Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

ADR -- American Depositary Receipt
Cl -- Class
MTN -- Medium Term Note
Ser -- Series


# At February 28, 2005, the tax basis cost of the Fund's investments was $809,951 ($ Thousands), and the unrealized appreciation and depreciation were $86,937 and $(18,563) ($ Thousands), respectively.

The Fund had long futures contracts open as of February 28, 2005:

----------------------------------------------------------------------

                     NUMBER      CONTRACT                  UNREALIZED
CONTRACT              OF          VALUE                    GAIN (LOSS)
DESCRIPTION         CONTRACTS  ($THOUSANDS)   EXPIRATION ($ THOUSANDS)
----------------------------------------------------------------------
 Russell 2000 Emini    87           $5,521     03/21/05       $ 90
 S&P Mid 400 Index     56            3,738     03/18/05         85
                                                             -----
                                                              $175
                                                             -----


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 29.7%
CONSUMER DISCRETIONARY -- 1.9%
  COX Communications
    7.875%, 08/15/09                  $    440    $      492
    7.125%, 10/01/12                     1,275         1,423
    5.500%, 10/01/15                       215           215
    5.450%, 12/15/14 (C)                    50            50
    4.625%, 01/15/10 (C) (K)               570           563
    4.625%, 06/01/13                       280           268
  Comcast
    7.050%, 03/15/33 (K)                 1,185         1,378
    6.500%, 01/15/15                     1,380         1,519
    5.850%, 01/15/10                     1,870         1,970
    5.500%, 03/15/11                     1,830         1,904
  Comcast Cable Communications
    6.750%, 01/30/11                     5,950         6,566
    6.375%, 01/30/06                       360           368
  Continental Cablevision
    9.000%, 09/01/08                       710           813
    8.300%, 05/15/06                       875           917
  DaimlerChrysler
    7.450%, 03/01/27                       705           800
    7.300%, 01/15/12                     1,995         2,237
    6.500%, 11/15/13                     3,235         3,488
  Federated Department Stores
    6.900%, 04/01/29                       475           532
  Ford Motor
    7.450%, 07/16/31 (K)                 3,595         3,465
    6.375%, 02/01/29                     5,500         4,826
  General Motors
    8.375%, 07/15/33 (K)                 3,870         3,802
    8.250%, 07/15/23                     8,780         8,632
    7.125%, 07/15/13 (K)                   550           539
  J.C. Penny MTN, Cl A
    6.875%, 10/15/15                       930         1,031
  Liberty Media
    5.700%, 05/15/13 (K)                   705           692
    3.990%, 09/17/06 (F)                 5,190         5,254
  Limited Brands
    6.950%, 03/01/33                       370           408
  May Department Stores
    6.650%, 07/15/24                       385           415
  News America
    7.300%, 04/30/28                       475           550
    7.280%, 06/30/28                       725           838
    6.200%, 12/15/34 (C)                   765           789
  News America Holdings
    7.750%, 01/20/24                       395           474
  TCI Communications
    7.875%, 02/15/26                       565           696
  Target
    5.875%, 03/01/12                       995         1,072
    4.000%, 06/15/13                       355           340
  Time Warner
    8.375%, 07/15/33                     2,010         2,614
    8.180%, 08/15/07                       500           545
    7.700%, 05/01/32                     5,900         7,275
    7.625%, 04/15/31                       335           409
    7.570%, 02/01/24                     1,630         1,938
    6.875%, 05/01/12                       350           392
  Viacom
    7.875%, 07/30/30                       450           564
    5.625%, 08/15/12                       550           575
                                                  ----------
                                                      73,638
                                                  ----------
----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
CONSUMER STAPLES -- 0.6%
  Altria Group
    7.750%, 01/15/27                  $  1,765    $    2,063
    7.000%, 11/04/13 (K)                 1,770         1,945
  CVS
    4.875%, 09/15/14                       400           400
  Duty Free International
    (H) (I) (J)
    7.000%, 01/15/04                     2,335            70
  General Mills
    5.125%, 02/15/07                       800           817
  Kellogg
    2.875%, 06/01/08                     2,085         2,003
  Kraft Foods
    6.500%, 11/01/31                       555           624
    6.250%, 06/01/12                       395           430
    5.625%, 11/01/11                     1,285         1,352
  Kroger
    7.500%, 04/01/31                     1,245         1,497
  Nabisco
    7.550%, 06/15/15                     2,675         3,210
  Philip Morris Capital
    7.500%, 07/16/09                     1,155         1,260
  RJ Reynolds Tobacco Holdings, Ser B
    7.875%, 05/15/09                     1,630         1,773
    7.750%, 05/15/06                     3,760         3,910
  Sara Lee
    6.250%, 09/15/11                       835           914
    3.875%, 06/15/13 (K)                   530           496
                                                  ----------
                                                      22,764
                                                  ----------
ENERGY -- 1.2%
  Alberta Energy
    7.375%, 11/01/31                       830         1,021
  Amerada Hess (K)
    7.300%, 08/15/31                       995         1,164
  Anadarko Finance, Ser B
    7.500%, 05/01/31                     2,383         2,985
  Apache
    6.250%, 04/15/12                       945         1,039
  BP Canada Finance
    3.625%, 01/15/09                     2,740         2,685
  Conoco
    6.950%, 04/15/29                     4,955         5,989
  Conoco Funding
    7.250%, 10/15/31                       885         1,106
    6.350%, 10/15/11                     1,540         1,697
  ConocoPhillips
    5.900%, 10/15/32                        10            11
    4.750%, 10/15/12                     2,310         2,329
  Consolidated Natural Gas, Ser A
    5.000%, 03/01/14                       625           622
  Devon Energy
    7.950%, 04/15/32                     3,725         4,837
  Devon Financing
    7.875%, 09/30/31                     1,240         1,590
  El Paso
    6.950%, 06/01/28                     2,250         2,078
  El Paso MTN
    7.800%, 08/01/31                     2,100         2,105
    7.750%, 01/15/32 (K)                 3,375         3,400
  Encana
    6.500%, 08/15/34                       500           558
  Enterprise Products Operations (C)
    4.000%, 10/15/07                       800           793

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Kerr-Mcgee
    7.875%, 09/15/31 (K)              $    857    $    1,058
    6.950%, 07/01/24                       595           660
  Kinder Morgan Energy Partners
    5.125%, 11/15/14                       580           577
  Occidental Petroleum
    6.750%, 01/15/12                     1,000         1,122
  Pioneer Natural Resources
    5.875%, 07/15/16                       540           563
  Tengizchevroil (C)
    6.124%, 11/15/14                       990         1,004
  XTO Energy
    7.500%, 04/15/12                       630           729
    6.250%, 04/15/13                     3,195         3,476
    4.900%, 02/01/14                       805           800
  YPF Sociedad Anonima MTN, Ser A
    7.750%, 08/27/07                     3,000         3,218
                                                  ----------
                                                      49,216
                                                  ----------
FINANCIALS -- 18.5%
  ASIF Global Finance (C)
    3.850%, 11/26/07                       540           536
  Allstate Financial Global
    Funding (C)
    6.150%, 02/01/06                     1,800         1,841
  Allstate Life Global Funding II MTN
    (F) (L) (M)
    2.580%, 03/16/06                     4,812         4,812
  American Express Bank (F)
    2.679%, 11/21/07                     3,825         3,824
  American Express Centurion
    4.375%, 07/30/09                       145           145
  American General Finance (F) (L) (M)
    2.590%, 03/15/06                    13,473        13,473
  Apache Finance Canada
    4.375%, 05/15/15                     2,980         2,862
  Arch Capital Group
    7.350%, 05/01/34                     4,525         5,098
  Archstone-Smith Operating Trust
    5.625%, 08/15/14                       975         1,008
  Associates
    6.250%, 11/01/08                       895           954
  Avalonbay Communities MTN
    7.500%, 12/15/10                     1,025         1,162
  BAC Capital Trust VI
    5.625%, 03/08/35                     1,470         1,459
  Bank of Scotland Treasury
    Services (C)
    3.500%, 11/30/07                     1,680         1,652
  Bank One
    7.875%, 08/01/10                     4,440         5,106
    6.000%, 08/01/08                     1,000         1,052
    3.700%, 01/15/08                     3,850         3,807
  Bank of America
    7.400%, 01/15/11 (K)                 3,300         3,772
    5.875%, 02/15/09                     1,835         1,938
    4.375%, 12/01/10                       810           807
    3.875%, 01/15/08                       845           840
  Bankamerica Capital (F)
    3.230%, 01/15/27                     1,400         1,354
  Banponce Trust I, Ser A
    8.327%, 02/01/27                     2,410         2,633
  Berkshire Hathaway (C)
    3.400%, 07/02/07                     2,935         2,904
  Berkshire Hathaway Financial
    4.125%, 01/15/10 (C) (K)             2,480         2,450
    2.660%, 01/11/08 (C) (F)             1,465         1,464

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Boeing Capital
    6.500%, 02/15/12                  $    340    $      376
    6.100%, 03/01/11                       670           720
    5.800%, 01/15/13                       315           336
  CCN Bluegrass I (F) (L) (M)
    2.670%, 02/21/06                    12,511        12,511
  Capital One Bank
    6.700%, 05/15/08                     1,000         1,065
    4.875%, 05/15/08                     4,520         4,586
  Capital One Financial
    4.800%, 02/21/12                       300           295
  Chase Capital II, Ser B (F)
    3.243%, 02/01/27                       500           471
  Chase Capital III, Ser C (F)
    2.950%, 03/01/27                       840           796
  Citicorp
    7.750%, 06/15/06                     2,800         2,940
    7.200%, 06/15/07                       740           791
  Citifinancial
    6.250%, 01/01/08                     1,350         1,421
  Citigroup
    6.500%, 01/18/11                     1,120         1,233
    6.200%, 03/15/09                       300           321
    5.500%, 08/09/06                       865           886
    5.000%, 03/06/07                       915           933
    5.000%, 09/15/14                     1,905         1,910
    5.000%, 09/15/14 (C)                     1             1
    4.125%, 02/22/10                     4,025         3,968
    3.625%, 02/09/09                     9,360         9,149
  Colonial Realty MTN
    6.980%, 09/26/05                     5,300         5,377
  Countrywide Home Loan MTN, Ser L
    2.875%, 02/15/07                     2,440         2,384
  Countrywide Home Loans MTN, Ser M
    (F) (L)
    2.980%, 08/26/05                     5,774         5,774
    2.940%, 05/20/05                     3,849         3,849
    2.810%, 01/31/06                     4,234         4,234
    2.630%, 06/23/05                     7,699         7,698
    2.528%, 11/30/05                    21,172        21,172
  Danske Bank (C) (F)
    5.914%, 12/29/49                     4,000         4,225
  Developers Diversified Realty MTN
    7.000%, 03/19/07                     1,100         1,155
  Dryden Investor Trust (C) (H)
    7.157%, 07/23/08                     2,799         2,944
  Duke Capital
    7.500%, 10/01/09                     1,005         1,125
  EOP Operating
    4.750%, 03/15/14                        15            14
    4.650%, 10/01/10                     1,564         1,548
  Eksportsfinans MTN
    3.375%, 01/15/08                     4,950         4,860
  Energy Transfer Partners (C)
    5.950%, 02/01/15                     4,165         4,255
  Equity One
    3.875%, 04/15/09                     7,100         6,820
  Equity Residential Properties
    Trust
    6.625%, 03/15/12                     1,705         1,878
  Farmers Exchange Capital (C)
    7.200%, 07/15/48                     2,550         2,678
    7.050%, 07/15/28                     1,563         1,653
  Farmers Insurance Exchange
    Capital (C)
    8.625%, 05/01/24                     4,518         5,518
  First Industrial
    7.600%, 07/15/28                     3,400         3,918
  First Industrial MTN
    7.500%, 12/01/17                     3,265         3,725

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Five Finance MTN (F) (L) (M)
    2.609%, 09/22/05                  $ 27,331    $   27,323
  Ford Motor Credit
    7.875%, 06/15/10 (K)                 8,500         9,074
    7.500%, 03/15/05                       250           250
    7.375%, 10/28/09                     1,230         1,290
    7.375%, 02/01/11                     3,400         3,557
    7.250%, 10/25/11                     9,101         9,476
    6.875%, 02/01/06                     5,750         5,886
    5.700%, 01/15/10 (K)                 2,525         2,476
  Ford Motor Credit MTN
    7.750%, 02/15/07                     4,435         4,662
  GE Capital Franchise MTN
    6.860%, 06/15/07                     1,100         1,177
  General Electric Capital MTN,
    Ser A
    5.450%, 01/15/13                       610           637
    4.250%, 01/15/08                     7,010         7,030
    3.750%, 12/15/09 (K)                   714           694
    3.600%, 10/15/08                     1,425         1,394
    3.450%, 07/16/07                     1,030         1,016
    3.450%, 01/15/08 (F)                16,125        16,055
  General Motors Acceptance
    8.000%, 11/01/31                     5,282         5,299
    7.750%, 01/19/10                       965         1,007
    7.250%, 03/02/11                     4,205         4,268
    6.875%, 09/15/11                     5,933         5,883
    6.750%, 12/01/14                       680           654
    6.125%, 09/15/06                       465           474
    6.125%, 02/01/07                       270           275
    4.560%, 12/01/14 (F)                 1,375         1,319
  General Motors Acceptance MTN (F)
    3.695%, 05/18/06                       860           860
  Genworth Financial (F) (L) (M)
    2.600%, 01/15/06                    26,946        26,946
  Goldman Sachs Capital I
    6.345%, 02/15/34                       590           625
  Goldman Sachs Group
    6.600%, 01/15/12                     2,630         2,905
    5.125%, 01/15/15                     4,387         4,391
    5.000%, 10/01/14 (K)                 3,207         3,183
  HBOS (C)
    3.125%, 01/12/07                     1,200         1,180
  HBOS Treasury Services (C)
    3.600%, 08/15/07                     1,020         1,008
  HSBC Bank
    3.875%, 09/15/09                     1,445         1,412
  Harrier Finance Funding MTN
    (F) (L) (M)
    2.534%, 09/15/05                     5,582         5,580
  Harrier Finance Funding MTN, Ser 1
    (F) (L) (M)
    2.496%, 06/15/05                    16,745        16,743
  Healthcare Realty Trust
    5.125%, 04/01/14                       845           822
  Household Finance
    8.000%, 07/15/10                     2,330         2,691
    7.000%, 05/15/12                     1,975         2,228
    6.375%, 11/27/12                       365           399
    5.875%, 02/01/09                     2,720         2,863
    4.125%, 12/15/08                     3,060         3,036
  Irish Life & Permanent MTN, Ser X
    (F) (L) (M)
    2.612%, 03/22/06                    17,900        17,897
  JP Morgan Capital Trust II
    7.950%, 02/01/27                       180           194
  JP Morgan Chase
    6.750%, 02/01/11                     2,193         2,429
    5.750%, 01/02/13 (K)                 3,670         3,870
    5.250%, 05/30/07 (K)                   375           385
    5.125%, 09/15/14                     3,055         3,074

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
    4.000%, 02/01/08                  $  1,225    $    1,217
  Jackson National Life Funding
    (F) (L) (M)
    2.590%, 04/01/06                    42,343        42,343
  Korea Development Bank
    4.250%, 11/13/07                       560           559
  Lakeside Funding (F) (L) (M)
    2.590%, 03/08/05                    11,964        11,964
  Lehman Brothers
    7.000%, 02/01/08                     2,765         2,973
  MBNA America Bank
    4.625%, 08/03/09                       930           933
  Massmutual Global Funding II (C)
    2.550%, 07/15/08                     2,570         2,436
  Merrill Lynch
    7.430%, 09/01/22                        22            22
  Merrill Lynch MTN, Cl C
    4.250%, 02/08/10                     1,770         1,748
  Merrill Lynch MTN, Ser B
    3.375%, 09/14/07                     1,650         1,622
  Merrill Lynch MTN, Ser C (K)
    5.000%, 01/15/15                       875           866
  Met Life Global Funding (C)
    4.750%, 06/20/07                       800           811
    4.250%, 07/30/09                       750           744
  Monumental Global Funding (C)
    5.200%, 01/30/07                       750           767
  Monumental Global Funding II (C)
    4.375%, 07/30/09                     1,575         1,558
  Morgan Stanley
    5.300%, 03/01/13                     2,500         2,564
    4.750%, 04/01/14 (K)                 2,268         2,208
  Morgan Stanley, Ser EXL (F) (L)
    2.590%, 03/06/06                     3,849         3,849
  Morgan Stanley, Ser EXLS (F (L)
    2.588%, 04/03/06                     9,624         9,623
  NB Capital Trust IV
    8.250%, 04/15/27                     4,655         5,116
  National City Bank
    3.375%, 10/15/07                     1,450         1,426
    3.300%, 05/15/07                       700           693
  NationsBank Capital Trust III (F)
    3.210%, 01/15/27                     5,080         4,874
  Nationwide Building Society
    4.250%, 02/01/10 (C)                 1,150         1,135
    3.500%, 07/31/07(C)                  2,700         2,658
    2.590%, 01/06/06 (F) (L) (M)        19,247        19,247
    2.542%, 10/28/05 (F) (L) (M)         9,624         9,624
  Nationwide Mutual Insurance (C)
    8.250%, 12/01/31                     2,000         2,529
    6.600%, 04/15/34 (K)                 5,263         5,394
  New York Life Global Funding (C)
    3.875%, 01/15/09                     2,550         2,508
  North Front Pass-through Trust
    (C) (F)
    5.810%, 12/15/24                     3,900         3,946
  Northern Rock (F) (L) (M)
    2.600%, 02/03/06                    16,937        16,937
  PNC Funding
    5.250%, 11/15/15                       965           972
  Pacific Life Global Funding
    (F) (L) (M)
    2.580%, 03/13/06                    14,435        14,435
  Permanent Financing PLC, Ser 2A
    4.200%, 06/10/05                    10,800        10,833
  Power Receivables Financial
    6.290%, 01/01/12                     4,839         5,061
    6.290%, 01/01/12 (C)                   519           537
  Prime Property Funding (C)
    5.600%, 06/15/11                     3,380         3,453

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Progress Capital Holdings MTN
    6.750%, 12/10/07                  $  3,000    $    3,187
  Protective Life MTN
    3.700%, 11/24/08                     1,500         1,479
  RBS Capital Trust I (F)
    4.709%, 12/29/49                       600           583
  Rouse
    5.375%, 11/26/13                     1,315         1,250
    3.625%, 03/15/09                       705           657
  Royal Bank of Scotland Group
    5.000%, 11/12/13                       495           498
  Royal Bank of Scotland Group PLC,
    Ser 2
    8.817%, 03/31/49                     3,875         3,890
  SLM
    4.000%, 01/15/10                     2,000         1,950
  SLM MTN
    3.625%, 03/17/08                     1,735         1,704
  SLM MTN, Ser A
    5.000%, 10/01/13                       656           659
  SLM MTN, Ser X (F) (L) (M)
    2.599%, 03/20/06                    33,682        33,682
  SLMA, Ser CPI (F)
    4.380%, 04/01/09                     4,050         4,011
  SunTrust Banks
    4.000%, 10/15/08                     1,390         1,378
    3.625%, 10/15/07                       320           315
  TIAA Global Markets (C)
    5.000%, 03/01/07                     1,500         1,528
    3.875%, 01/22/08                     1,625         1,611
  Toyota Motor Credit
    2.875%, 08/01/08                     1,970         1,890
  UBS Preferred Funding Trust I (F)
    8.622%, 10/29/49                       410           482
  US Bancorp MTN, Ser N
    3.950%, 08/23/07                       250           250
    3.125%, 03/15/08                     1,520         1,475
  US Bank
    2.870%, 02/01/07                       720           707
    2.400%, 03/12/07                     1,425         1,386
  USAA Capital MTN, Ser B
    4.000%, 12/10/07                     1,500         1,496
  Wachovia (F)
    6.300%, 04/15/28                     1,520         1,607
  Wachovia Bank
    4.875%, 02/01/15                     2,605         2,580
  Washington Mutual
    4.200%, 01/15/10                     1,675         1,648
  Washington Mutual Bank
    5.125%, 01/15/15                       695           692
  Wells Fargo
    7.800%, 06/15/10 (F)                   450           455
    5.000%, 11/15/14 (K)                 2,935         2,941
  Westfield Capital (C)
    4.375%, 11/15/10                     3,900         3,828
  White Pine Finance (F) (L) (M)
    2.595%, 03/11/05                     4,812         4,812
  White Pine Finance MTN, Ser 1
    (F) (L) (M)
    2.596%, 11/01/05                     8,469         8,467
  XL Capital
    6.375%, 11/15/24                       705           741
  XL Life & Annuity (F) (L) (M)
    2.599%, 02/06/06                    10,393        10,404
  Zions Bancorporation
    6.000%, 09/15/15                     1,105         1,171
                                                  ----------
                                                     729,962
                                                  ----------

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
HEALTH CARE -- 0.4%
  Boston Scientific
    5.450%, 06/15/14                  $    640    $      663
  Bristol-Myers Squibb
    6.875%, 08/01/97                       425           496
    5.750%, 10/01/11                     2,510         2,658
  Coventry Health Care (C)
    6.125%, 01/15/15                       680           702
  HCA (K)
    5.750%, 03/15/14                     6,320         6,177
  Humana
    6.300%, 08/01/18                       595           627
  Merck
    4.750%, 03/01/15                     1,325         1,298
    4.375%, 02/15/13                     1,225         1,190
  Schering-Plough
    6.750%, 12/01/33                       650           740
  Tenet Healthcare (K)
    7.375%, 02/01/13                       221           209
  Wellpoint (C)
    5.950%, 12/15/34                       955           981
                                                  ----------
                                                      15,741
                                                  ----------
INDUSTRIALS -- 2.7%
  Air 2 US (C)
    8.027%, 10/01/19                     4,313         3,771
  America West Airlines,
    Ser 99-1
    7.930%, 01/02/19                     5,549         6,095
  American Airlines, Ser 01-2 (K)
    7.858%, 10/01/11                     2,000         2,072
  American Airlines, Ser 99-1 (K)
    7.024%, 10/15/09                     2,320         2,379
  Burlington North Santa Fe
    7.290%, 06/01/36                     1,010         1,256
  Canadian National Railway
    7.375%, 10/15/31                     1,370         1,714
    6.900%, 07/15/28                       310           365
  Caterpillar Financial Services
    MTN, Ser F (F) (L)
    2.730%, 07/11/05                     9,624         9,624
  Citicorp Lease (C)
    7.220%, 06/15/05                     3,656         3,699
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                     2,759         2,852
  Continental Airlines, Ser 00-1
    8.048%, 11/01/20                       943           939
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                     2,043         2,005
    7.487%, 10/02/10                     1,270         1,256
  Continental Airlines, Ser 02-1
    6.563%, 02/15/12                     1,400         1,462
  Continental Airlines, Ser 971A
    7.461%, 04/01/15                       304           289
  Continental Airlines, Ser 974A
    6.900%, 01/02/18                     5,515         5,460
  Continental Airlines, Ser 99-2 (K)
    7.256%, 03/15/20                       944           951
  Delta Air Lines (F)
    3.450%, 01/25/08                     3,877         3,907
  Delta Air Lines, Ser 01-1,
     Cl A-2 (K)
    7.111%, 09/18/11                       480           458
  Delta Air Lines, Ser 02-1, Cl G-1
    6.718%, 01/02/23                     4,170         4,296

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Delta Air Lines, Ser 02-1, Cl G-2
    6.417%, 07/02/12                  $  3,740    $    3,849
  Delta Air Lines, Ser 00-1,
    Cl A2 (K)
    7.570%, 11/18/10                     1,720         1,640
  Eastman Kodak (K)
    7.250%, 11/15/13                     2,445         2,629
  General Electric
    5.000%, 02/01/13                     2,735         2,776
  Hughes Supply (C)
    5.500%, 10/15/14                       500           490
  Lockheed Martin (K)
    8.500%, 12/01/29                     2,720         3,740
  Norfolk Southern
    7.050%, 05/01/37                     1,140         1,359
  Northrop Grumman
    7.750%, 02/15/31                       590           762
  Northwest Airlines, Ser 01-1,
    Cl A-1 (K)
    7.041%, 04/01/22                     1,832         1,820
  Ohana Military LLC, Ser 04I
    6.193%, 04/01/49                       750           804
  Raytheon
    6.000%, 12/15/10                        18            19
    5.500%, 11/15/12                        40            42
    5.375%, 04/01/13                       405           419
    4.500%, 11/15/07                       208           211
  Southwest Airlines
    5.125%, 03/01/17                       500           481
  TXU (C)
    5.550%, 11/15/14                     1,500         1,498
    4.800%, 11/15/09                     2,500         2,486
  Tyco International Group
    7.000%, 06/15/28                     1,775         2,070
    6.875%, 01/15/29                     5,420         6,252
    6.375%, 10/15/11                     5,390         5,876
    6.000%, 11/15/13                     1,945         2,088
  US Airways, Cl B (I)
    7.500%, 04/15/08                     3,348            --
  United Technologies
    6.500%, 06/01/09                     1,670         1,812
  Waste Management
    7.375%, 05/15/29                       895         1,050
    7.125%, 12/15/17                     4,840         5,524
    7.100%, 08/01/26                     1,375         1,567
                                                  ----------
                                                     106,114
                                                  ----------
INFORMATION TECHNOLOGY -- 0.1%
  Electronic Data Systems (K)
    7.125%, 10/15/09                     2,380         2,588
                                                  ----------
MATERIALS -- 0.2%
  Codelco (C)
    4.750%, 10/15/14                       900           870
  Georgia-Pacific (K)
    8.875%, 05/15/31                       560           734
  International Paper
    6.750%, 09/01/11                       685           760
    5.500%, 01/15/14                     2,300         2,380
  Lubrizol
    5.500%, 10/01/14                     1,070         1,092
  Weyerhaeuser
    7.375%, 03/15/32 (K)                   850         1,023
    6.750%, 03/15/12                     1,830         2,050
                                                  ----------
                                                       8,909
                                                  ----------

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
REGIONAL AGENCIES -- 1.2%
  Aid-Israel
    5.500%, 09/18/23                  $  5,950    $    6,339
  Quebec Province (K)
    5.000%, 07/17/09                       990         1,018
  Russian Federation (G)
    5.000%, 03/31/30                    10,295        10,867
  United Mexican States
    8.375%, 01/14/11                     6,140         7,144
    8.125%, 12/30/19                       405           485
  United Mexican States MTN
    6.375%, 01/16/13                     1,395         1,475
  United Mexican States MTN, Ser A
    8.000%, 09/24/22 (K)                 2,290         2,697
    7.500%, 04/08/33                    13,369        14,860
    6.750%, 09/27/34                       820           835
                                                  ----------
                                                      45,720
                                                  ----------
TELECOMMUNICATION SERVICES -- 1.2%
  AT&T Wireless Services
    8.125%, 05/01/12                     1,255         1,495
    7.350%, 03/01/06                     2,000         2,070
  BellSouth
    6.550%, 06/15/34                       450           495
    5.200%, 09/15/14                     1,180         1,197
    4.750%, 11/15/12                       730           727
    4.200%, 09/15/09                       920           911
  British Telecommunications PLC
    8.875%, 12/15/30                       765         1,046
    8.375%, 12/15/10                     1,310         1,545
  Deutsche Telekom International
    8.750%, 06/15/30                     2,011         2,710
    5.250%, 07/22/13 (K)                 2,135         2,182
  France Telecom
    7.450%, 03/01/06                     1,280         1,324
  New England Telephone &
    Telegraph
    7.875%, 11/15/29                     1,175         1,429
  New Jersey Bell Telephone
    7.850%, 11/15/29                       740           898
  SBC Communications
    6.450%, 06/15/34                       605           650
    5.100%, 09/15/14                     1,850         1,849
    4.125%, 09/15/09                       410           403
  Sprint Capital
    8.750%, 03/15/32 (K)                 1,445         1,940
    8.375%, 03/15/12 (K)                 1,900         2,274
    7.125%, 01/30/06                     2,300         2,366
    6.875%, 11/15/28 (K)                   335           370
    6.000%, 01/15/07                     1,590         1,643
    4.780%, 08/17/06 (G)                 9,025         9,120
  Telecom Italia Capital
    4.950%, 09/30/14 (C)                 1,645         1,612
    6.000%, 09/30/34 (C) (K)             1,775         1,788
  Telefonica Europe
    7.750%, 09/15/10                       775           892
  Verizon Global Funding
    7.750%, 12/01/30                        30            37
    6.875%, 06/15/12                       465           522
  Verizon Maryland
    5.125%, 06/15/33                       315           283
  Verizon Maryland, Ser A
    6.125%, 03/01/12                        70            75
  Verizon New Jersey, Ser A
    5.875%, 01/17/12                       325           343

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Verizon New York, Ser A
    6.875%, 04/01/12                  $    630    $      698
  Verizon New York, Ser B
    7.375%, 04/01/32                     1,180         1,363
  Verizon Pennsylvania, Ser A
    5.650%, 11/15/11                        45            47
  Vodafone Group
    5.000%, 12/16/13                       955           967
                                                  ----------
                                                      47,271
                                                  ----------
UTILITIES -- 1.7%
  American Electric Power, Ser C
    5.375%, 03/15/10                     1,462         1,509
  Arizona Public Services
    8.000%, 12/30/15                       890           974
  Canadian National Resources
    4.900%, 12/01/14                     1,190         1,170
  Cleveland Electric
    Illumination
    5.650%, 12/15/13                       330           342
  Cogentrix Energy (C)
    8.750%, 10/15/08                     6,200         7,091
  Conectiv MTN, Ser A
    6.730%, 06/01/06                       710           725
  Dominion Resources
    5.700%, 09/17/12 (K)                 2,640         2,775
    4.125%, 02/15/08                       250           249
  Dominion Resouces, Cl A
    7.195%, 09/15/14                       830           955
  Dominion Resources, Ser D
    5.125%, 12/15/09                     1,525         1,559
  Duke Energy
    6.250%, 01/15/12                     1,220         1,320
    5.625%, 11/30/12                     1,405         1,469
  El Paso Electric, Ser E
    9.400%, 05/01/11                     2,315         2,532
  Exelon
    6.750%, 05/01/11                       310           342
  FPL Energy American Wind (C)
    6.639%, 06/20/23                     5,501         5,833
  FirstEnergy, Ser A
    5.500%, 11/15/06                     2,050         2,096
  FirstEnergy, Ser B
    6.450%, 11/15/11                       380           411
  FirstEnergy, Ser C
    7.375%, 11/15/31                     7,060         8,294
  Hydro-Quebec, Ser JL
    6.300%, 05/11/11                     1,050         1,147
  Oncor Electric Delivery
    6.375%, 01/15/15                       460           505
  PSEG Power
    8.625%, 04/15/31                       390           529
  Pacific Gas & Electric
    6.050%, 03/01/34                     5,070         5,345
    3.260%, 04/03/06 (F)                   679           679
  Pinnacle West Capital (F)
    3.543%, 11/01/05                     2,800         2,802
  Power Contract Financing (C)
    5.200%, 02/01/06                     2,539         2,565
  Progress Energy
    7.750%, 03/01/31                       610           751
  Public Service
    7.875%, 10/01/12                       870         1,042
  SP Powerassets (C)
    5.000%, 10/22/13                       150           152
  Sonat
    7.625%, 07/15/11                     2,880         3,002

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Southern California Edison
    8.000%, 02/15/07                  $    705    $      756
  TXU Energy
    7.000%, 03/15/13                       460           515
    3.420%, 01/17/06 (C) (F)               755           757
  Valero Logistics
    6.050%, 03/15/13                       900           950
  Virginia Electric & Power, Ser A
    5.750%, 03/31/06                     1,325         1,353
  Williams
    8.750%, 03/15/32 (K)                 2,840         3,593
    7.750%, 06/15/31                       740           855
  Williams, Ser A (K)
    7.500%, 01/15/31                       310           351
                                                  ----------
                                                      67,295
                                                  ----------
Total Corporate Obligations
  (Cost $1,147,110) ($ Thousands)                  1,169,218
                                                  ----------
U.S. TREASURY OBLIGATIONS  -- 27.4%
  U.S. Treasury Bonds
    10.375%, 11/15/12 (K)                5,655         6,611
    8.875%, 08/15/17 (K)                 3,800         5,349
    8.750%, 05/15/17 (K)                 3,446         4,792
    8.750%, 08/15/20                     3,405         4,914
    8.500%, 02/15/20 (K)                 7,325        10,318
    8.125%, 08/15/19 (K)                54,797        74,637
    7.125%, 02/15/23 (K)                 4,442         5,693
    6.750%, 08/15/26 (K)                11,340        14,294
    6.250%, 08/15/23 to 05/15/30(K)     17,606        21,071

    6.125%, 11/15/27 (K)                 5,840         6,908
    6.000%, 02/15/26 (K)                10,725        12,418
    5.500%, 08/15/28 (K)                 3,590         3,947
    5.375%, 02/15/31 (K)                70,278        77,273
    3.875%, 04/15/29 (D)                 8,585        11,768
    3.625%, 04/15/28 (D) (K)            29,548        38,698
    2.375%, 01/15/25 (D) (K)            24,010        25,678
  U.S. Treasury Notes
    6.500%, 10/15/06                       330           345
    5.000%, 02/15/11 (K)                 1,990         2,084
    4.750%, 05/15/14 (K)                 1,450         1,493
    4.250%, 01/15/10 (D) (K)             2,569         2,945
    4.250%, 08/15/13 to 11/15/13 (K)    37,154        36,944
    4.250%, 11/15/14                    31,185        30,889
    4.000%, 06/15/09 to 02/15/15 (K)    80,441        78,935
    3.625%, 01/15/10 (K)                30,145        29,639
    3.500%, 08/15/09 to 02/15/10 (K)    62,331        61,060
    3.375%, 02/15/08 to 10/15/09 (K)   130,595       128,538
    3.375%, 01/15/07 to 01/15/12 (D)     1,941         2,060
    3.125%, 01/31/07 to 10/15/08 (K)   137,013       135,841
    3.000%, 12/31/06 to 11/15/07 (K)    88,342        87,252
    2.750%, 06/30/06 (K)                29,425        29,174
    2.500%, 10/31/06 (K)                38,755        38,124
    2.000%, 07/15/14 (D) (K)            52,762        54,280
    1.875%, 07/15/13 (D) (K)             4,748         4,860
    0.875%, 04/15/10 (D)                15,900        15,640
  U.S. Treasury STRIPS
    5.621%, 11/15/21 (A) (K)            23,570        10,448
    5.229%, 02/15/23 (A)                10,290         4,269
                                                  ----------
Total U.S. Treasury Obligations
  (Cost $1,066,313) ($ Thousands)                  1,079,189
                                                  ----------

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
ASSET-BACKED SECURITIES -- 25.6%
AUTOMOTIVE -- 1.9%
  AESOP Funding, Ser 1998-1, Cl A (F)
    6.140%, 05/20/06                  $  1,250    $    1,257
  AESOP Funding, Ser 2003-4A,
    Cl A1
    2.829%, 08/20/07                    12,000        12,031
  Americredit Automobile Receivables
    Trust, Ser 2002-1, Cl A3
    4.230%, 10/06/06                       454           454
  Americredit Automobile Receivables
     Trust, Ser 2005-AX, Cl A3
    3.630%, 01/06/10                       895           889
  Capital Auto Receivables Asset
    Trust, Ser 2002-2, Cl A4 (K)
    4.500%, 10/15/07                     7,157         7,187
  Capital Auto Receivables Asset
    Trust, Ser 2002-3, Cl A3
    3.580%, 10/16/06                     8,059         8,076
  Capital Auto Receivables Asset
    Trust, Ser 2004-1, Cl A3
    2.000%, 11/15/07                     1,861         1,830
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A2
    3.350%, 02/15/08                     1,499         1,487
  Chase Manhattan Auto Owner
    Trust, Ser 2004-A, Cl A3
    2.080%, 05/15/08                     3,790         3,731
  Chesapeake Funding,
    Ser 2003-1, Cl A1 (F)
    2.840%, 08/07/08                    11,000        11,000
  DaimlerChrysler Auto Trust,
    Ser 2004-B, Cl A3
    3.180%, 09/08/08                     2,041         2,026
  DaimlerChrysler Master Owner
    Trust, Ser 2002-A, Cl A (F)
    2.650%, 05/15/07                     3,180         3,180
  Drivetime Auto Owner Trust,
    Ser 2003-B, Cl A2
    1.347%, 04/17/06                       454           453
  Drivetime Auto Owner Trust,
    Ser 2004-C, Cl A1 (F) (L) (M)
    2.610%, 11/15/05                     1,983         1,983
  Ford Credit Auto Owner Trust,
    Ser 2002-D, Cl A4B (F)
    2.710%, 11/15/06                    13,000        13,007
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A3
    3.480%, 11/15/08                     1,388         1,380
  Honda Auto Receivables Trust,
    Ser 2003-5, Cl  A3
    2.300%, 10/18/07                     1,580         1,562
  USAA Auto Owner Trust,
    Ser 2004-3, Cl A3
    3.160%, 02/17/09                     1,145         1,132
  Whole Auto Loan Trust,
    Ser 2003-1, Cl A4
    2.580%, 03/15/10                     1,417         1,389
  Whole Auto Loan Trust,
     Ser 2004-1, Cl A4
    3.260%, 03/15/11                       833           817
                                                  ----------
                                                      74,871
                                                  ----------

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
CREDIT CARDS  -- 2.7%
  American Express Credit Account
    Master, Ser 2004-3, Cl A
    4.350%, 12/15/11                  $ 1,339     $    1,342
  Chase Credit Card Master Trust,
    Ser 2001-1, Cl A (F)
    2.730%, 06/16/08                    10,550        10,564
  Chase Issuance Trust,
    Ser 2004-A9, Cl A9
    3.220%, 06/15/10                     7,925         7,768
  Citibank Credit Card Issuance
    Trust, Ser 2000-A1, Cl A1
    6.900%, 10/15/07                     7,445         7,609
  Citibank Credit Card Issuance
    Trust, Ser 2000-A3, Cl A3
    6.875%, 11/16/09                     2,273         2,437
  Citibank Credit Card Issuance
    Trust, Ser 2002-A5, Cl A5 (F)
    2.530%, 09/17/07                    21,915        21,918
  Citibank Credit Card Issuance
    Trust, Ser 2003-A6, Cl A6
    2.900%, 05/17/10                     7,030         6,767
  Citibank Credit Card Issuance
    Trust, Ser 2004-A1, Cl A1
    2.550%, 01/20/09                    10,616        10,362
  Citibank Credit Card Issuance
    Trust, Ser 2004-A4, Cl A4
    3.200%, 08/24/09                     9,950         9,760
  Citibank Credit Card Issuance
    Trust, Ser 2004-A8, Cl A8
    4.900%, 12/12/16                       491           493
  Citibank OMNI Master Trust,
    Ser 2002-4, Cl A (F)
    2.720%, 08/18/09                     8,639         8,644
  MBNA Credit Card Master Note
    Trust, Ser 2003-A6, Cl A6
    2.750%, 10/15/10                     5,750         5,514
  MBNA Credit Card Master Note
    Trust, Ser 2004-A4, Cl A4
    2.700%, 09/15/09                     7,075         6,900
  MBNA Master Credit Card Trust,
    Ser 2000-E, Cl A
    7.800%, 10/15/12                     1,184         1,372
  Metris Master Trust,
    Ser 2000-3, Cl A (F)
    2.859%, 09/21/09                     2,455         2,450
  Metris Master Trust,
    Ser 2004-2, Cl A (F)
    2.748%, 10/20/10                     1,485         1,486
                                                  ----------
                                                     105,386
                                                  ----------
MORTGAGE RELATED SECURITIES -- 20.0%
  ABS Home Equity Loan Trust,
    Ser 2001-HE3, Cl A1 (F)
    2.860%, 11/15/31                     1,197         1,198
  AFC Home Equity Loan Trust,
    Ser 2000-1, Cl 2A (F)
    2.890%, 03/25/30                     7,538         7,542
  ARSI, Ser 2004-W5, Cl AF1 (F)
    2.760%, 04/25/34                     2,738         2,738
  Advanta Mortgage Loan Trust,
    Ser 1998-3, Cl A2 (F)
    2.950%, 09/25/28                       380           380

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Aire Valley Mortgages, Ser
    2004-1A, Cl 1A (F) (L) (M)
    2.599%, 09/20/05                  $ 12,318      $ 12,318
  Ameriquest Mortgage
    Securities, Ser 2004-R12,
    Cl A3 (F)
    2.930%, 01/25/35                     1,188         1,192
  Amortizing Residential
    Collateral Trust CMO,
    Ser 2002-BC1, Cl A (F)
    2.990%, 01/25/32                     1,763         1,765
  Asset Securitization,
    Ser 1996-D2, Cl A1
    6.920%, 02/14/29                     6,363         6,522
  Banc of America Commercial
    Mortgage, Ser 2004-5, Cl A3
    4.561%, 11/10/41                     5,370         5,327
  Banc of America Commercial
    Mortgage, Ser 2004-6, Cl A3
    4.512%, 12/10/42                     5,620         5,555
  Bank of America Mortgage
    Securities, Ser 2003-1, Cl 2A4
    5.000%, 02/25/18                     6,731         6,739
  Bank of America Mortgage
    Securities, Ser 2004-5, Cl 4A1
    5.000%, 06/25/19                     2,898         2,929
  Bank of America Mortgage
    Securities, Ser 2004-6, Cl 4A1
    5.000%, 07/25/19                     3,162         3,122
  Bear Stearns Asset-Backed
    Securities, Ser 2001-A, Cl AI4
    6.820%, 02/15/31                     2,973         3,021
  Bear Stearns Commercial Mortgage
    Securities, Ser 2004-WPR6,
    Cl A6 (K)
    4.825%, 11/11/41                     5,995         5,960
  Blue Heron Funding, Ser 2A, Cl A
    (F) (L) (M)
    2.629%, 03/18/05                     8,661         8,661
  Blue Heron Funding, Ser 9A, Cl A1
    (F) (L) (M)
    2.680%, 02/22/06                    19,247        19,247
  CDC Mortgage Capital Trust,
    Ser 2003-HE2, Cl A (F)
    3.000%, 10/25/33                     4,284         4,298
  CIGNA CBO, Ser 1996-1, Cl A2
    6.460%, 11/15/08                     7,370         7,443
  CSFB, Ser 1997-C2, Cl AX, IO (F)
    1.133%, 01/17/35                    22,486           608
  CSFB, Ser 1998-C2, Cl A2
    6.300%, 11/11/30                     9,210         9,801
  CSFB, Ser 2001-MH29, Cl A
    5.600%, 09/25/31                     1,700         1,671
  Chase Commercial Mortgage
    Securities, Ser 2000-1, Cl A2
    7.757%, 04/15/32                     2,390         2,667
  Chase Funding Mortgage Loan,
    Ser 2002-1, Cl 2A2 (F)
    2.900%, 03/25/32                     3,232         3,243
  Chase Funding Net Interest
    Margin, Ser 2003-C1A, Cl NOTE
    6.750%, 03/27/36                        91            91
  Cheyne High Grade, Ser 2004-1A,
    Cl A1 (F) (L) (M)
    2.791%, 11/10/05                    11,067        11,067
  Citi Group Home Equity Loan
    Trust, Ser 2002-1, Cl AF4
    5.970%, 03/25/29                     2,413         2,434
  Citigroup Commercial Mortgage
    Trust, Ser 2004-C1, Cl A3 (F)
    5.251%, 04/15/40                     2,534         2,610

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Citigroup Commercial Mortgage
    Trust, Ser 2004-C2, Cl A2
    4.100%, 10/15/41                  $    618    $      609
  Commercial Mortgage Pass-Through
    Certificate,  Ser 2004-LB4A,
    Cl A2 4.049%, 10/15/37               1,290         1,269
  Commercial Mortgage Pass-Through
    Certificates, Ser 1999-1, Cl E (F)
    7.095%, 05/15/32                       784           854
  Commercial Mortgage, Ser 2000-C1,
    Cl A2
    7.416%, 08/15/33                     3,990         4,458
  Commodore, Ser 2003-2A,
    Cl A1MM (F) (L) (M)
    2.570%, 12/12/38                     8,854         8,854
  Conseco Finance Home Loan
    Trust, Ser 2000-E, Cl M1
    8.130%, 08/15/31                     5,600         5,614
  Conseco Finance Securitization,
    Ser 2000-4, Cl A5
    7.970%, 05/01/32                     2,800         2,308
  Conseco Finance Securitization,
    Ser 2000-4, Cl A6
    8.310%, 05/01/32                       950           804
  Conseco Finance, Ser 2001-A,
    Cl IIB1
    10.300%, 03/15/32                    2,800         2,938
  Contimortgage Home Equity Loan
    Trust, Ser 1997-3, Cl A9
    7.120%, 08/15/28                       280           282
  Contimortgage Home Equity Loan
    Trust, Ser 1997-5, Cl A6
    6.870%, 03/15/24                       691           697
  Contimortgage Home Equity
    Loan, Ser 1997-2, Cl A9
    7.090%, 04/15/28                       228           231
  Countrywide Alternative Loan
    Trust, Ser 2004-27CB, Cl A1
    6.000%, 12/25/34                     7,029         7,195
  Countrywide Alternative Loan
    Trust, Ser 2004-J1, Cl 1A1
    6.000%, 02/25/34                     2,113         2,145
  Countrywide Alternative Loan
    Trust, Ser 2004-J6, Cl 2A1
    6.500%, 11/25/31                     8,556         8,770
  Countrywide Asset-Backed
    Certificates, Ser 2001-BC3,
    Cl A (F)
    2.890%, 12/25/31                       275           275
  Countrywide Asset-Backed
    Certificates, Ser 2003-C2,
    Cl 2A1 (F)
    2.950%, 06/25/33                     7,750         7,771
  Countrywide Asset-Backed
    Certificates, Ser 2004-11,
    Cl A2 (F)
    3.030%, 03/25/33                     1,488         1,494
  Countrywide Asset-Backed
    Certificates, Ser 2004-13,
    Cl AV4 (F)
    2.940%, 06/25/35                     8,130         8,132
  Countrywide Asset-Backed
    Certificates, Ser 2004-15,
    Cl AF1 (F)
    2.850%, 04/25/22                    11,043        11,043
  Countrywide Asset-Backed
    Certificates, Ser 2004-3N,
    Cl NOTE (F)
    2.850%, 05/25/09                     3,486         3,485
  Countrywide Home Equity Loan
    Trust, Ser 1999-A, Cl CTFS (F)
    2.910%, 04/15/25                     1,634         1,634

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Countrywide Home Equity Loan
    Trust, Ser 2001-A, Cl A (F)
    2.830%, 04/15/27                  $  3,540    $    3,543
  Countrywide Home Equity Loan
    Trust, Ser 2004-K, Cl A2 (F)
    2.890%, 02/15/34                     9,299         9,315
  Countrywide Home Loans,
    Ser 2005-3, Cl 1A3 (F)
    2.890%, 04/25/35                    12,000        12,000
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2003-C4, Cl A2
    3.908%, 08/15/36                       870           860
  Credit Suisse First Boston
    Mortgage Securities,
    Ser 2003-CK2, Cl A2
    3.861%, 03/15/36                     1,408         1,391
  Criimi Mae Commercial Mortgage,
    Ser 1998-C1, Cl A2
    7.000%, 06/02/33                     4,200         4,444
  DLJ Commercial Mortgage,
    Ser 1998-CG1, Cl A3
    6.650%, 06/10/31                       299           320
  DLJ Commercial Mortgage,
    Ser 1999-CG1, Cl A1B
    6.460%, 03/10/32                     3,175         3,396
  DLJ Commercial Mortgage,
    Ser 1999-CG2, Cl A1B
    7.300%, 06/10/32                     3,600         3,988
  DSLA Mortgage Loan Trust,
    Ser 2004-AR1, Cl A2A (F)
    3.008%, 09/19/44                    11,619        11,637
  DSLA Mortgage Loan Trust,
    Ser 2004-AR2, Cl A2B (F)
    2.998%, 11/19/44                    14,715        14,734
  Davis Square Funding,
    Ser 2004-2A, Cl AMMB (F) (L) (M)
    2.620%, 04/06/05                     9,624         9,624
  Davis Square Funding,
    Ser 2004-2A, Cl AMMC (F) (L) (M)
    2.620%, 05/06/05                     9,624         9,624
  Delta Funding Home Equity
    Loan, Ser 1999-3, Cl A1A (F)
    3.000%, 09/15/29                     1,058         1,058
  Deutsche Mortgage & Asset
    Receiving, 1998-C1, CL A2
    6.538%, 06/15/31                     8,821         9,282
  Duke Funding, Ser 2004-6B,
    Cl A1S1 (F) (L) (M)
    2.680%, 04/08/05                     9,624         9,624
  EMC Mortgage Loan Trust,
    Ser 2002-AA, Cl A1 (F)
    3.120%, 05/25/39                     2,773         2,789
  EQCC Trust, Ser 2002-1,
    Cl 2A (F)
    2.950%, 11/25/31                     1,403         1,406
  Equity One, Ser 2002-2, Cl AF3
    5.773%, 10/25/32                     5,162         5,235
  Equivantage Home Equity Loan
    Trust, Ser 1997-2, Cl A3
    7.775%, 07/25/28                       791           790
  First Horizon, Ser 2004-HE2,
    Cl A (F)
    2.870%, 02/25/34                     8,129         8,129
  First Union National Bank,
    Ser 2000-C2, Cl A2
    7.202%, 10/15/32                     2,205         2,477

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  First Union-Lehman Brothers,
    Ser 1997-C2, Cl X, IO (F)
    1.434%, 11/18/29                  $  1,306    $       62
  Fleet Home Equity Trust,
    Ser 2001-1, Cl A (F)
    2.808%, 05/20/31                       433           433
  GE Capital Commercial Mortgage,
    Ser 2004-C1, Cl A5  (F)
    4.772%, 06/10/48                     1,003           991
  GE Capital Commercial Mortgage,
    Ser 2004-C1, Cl AAB
    4.599%, 06/10/48                       944           936
  GE Capital Commercial Mortgage,
    Ser 2004-C2, Cl A1
    3.111%, 03/10/40                       438           429
  GE Capital Commercial Mortgage,
    Ser 2004-C3, Cl A3 (F)
    4.865%, 07/10/39                     1,016         1,025
  GE Capital Mortgage Services,
    Ser 1997-HE3, Cl A6
    6.720%, 10/25/27                     1,414         1,412
  GMAC Commercial Mortgage
    Securities, Ser 1999-C2, Cl A2
     6.945%, 09/15/33                     4,100         4,470
  GMAC Commercial Mortgage
    Securities, Ser 1999-C3, Cl A2
    7.179%, 08/15/36                     4,952         5,452
  GMAC Commercial Mortgage
    Securities, Ser 2000-C2, Cl A2
    7.455%, 08/16/33                     5,180         5,833
  GMAC Commercial Mortgage
    Securities, Ser 2003-C3, Cl A3
    4.646%, 04/10/40                     1,478         1,478
  GMAC Commercial Mortgage Securities,
    Ser 2003-FL1A, Cl A (F)
    2.950%, 03/11/15                       288           288
  GMAC Mortgage Loan Trust,
    Ser 2004-HE5, Cl A1 (F)
    2.790%, 09/25/34                     8,955         8,956
  GS Mortgage Securities,
    Ser 2004-C1, Cl A1
    3.659%, 10/10/28                       587           574
  GSAMP Trust, Ser 2003-SEA,
    Cl A1 (F)
    3.050%, 02/25/33                     6,243         6,273
  Green Tree Financial, Ser 1996-5,
    Cl A6
    7.750%, 07/15/27                     1,557         1,676
  Green Tree Financial, Ser 1998-6,
    Cl A6
    6.270%, 06/01/30                     1,104         1,125
  Greenwich Capital Commercial
    Funding, Ser 2004-GG1, Cl A3
    4.344%, 06/10/36                       484           484
  Greenwich Capital Commercial
    Funding, Ser 2004-GG1,
    Cl A7 (F)
    5.317%, 06/10/36                     2,162         2,228
  Greenwich Capital Commercial
    Funding, Ser 2005-GG3,
    Cl A2 (F)
    4.305%, 08/10/42                     2,093         2,079
  Greenwich Capital Commercial
    Funding, Ser 2005-GG3,
    Cl AAB (F)
    4.619%, 08/10/42                       897           891
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (F)
    2.998%, 11/19/34                    11,502        11,521

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Harwood Street Funding I, Ser
    2004-1A, Cl NOTE (F) (L) (M)
    2.650%, 09/20/05                  $ 24,444    $   24,444
  Heller Financial Commercial
    Mortgage Asset, Ser 1999-PH1,
    Cl C (F)
    6.897%, 05/15/31                       239           261
  IMPAC CMB Trust, CMO, Ser 2002-2,
    Cl A1 (F)
    2.930%, 08/25/32                     2,617         2,618
  IMPAC CMB Trust, Ser 2002-5,
    Cl A1 (F)
    3.020%, 07/25/32                     3,417         3,418
  IMPAC CMB Trust, Ser 2003-12,
    Cl A1 (F)
    3.030%, 12/25/33                     7,148         7,165
  IMPAC CMB Trust, Ser 2005-1,
    Cl 1A1 (F)
    2.910%, 04/25/35                     1,480         1,481
  JP Morgan Chase Commercial Mortgage,
    Ser 1997-C5, Cl X, IO (F)
    1.466%, 09/15/29                     5,205           202
  JP Morgan Chase Commercial
    Mortgage, Ser 2001-CIBC, Cl A3
    6.260%, 03/15/33                     5,735         6,219
  JP Morgan Chase Commercial
    Mortgage, Ser 2004-C3, Cl A2
    4.223%, 01/15/42                    12,948        12,806
  JP Morgan Mortgage Trust,
    Ser 2004-A5, Cl 4A4 (F)
    4.915%, 12/25/34                    11,500        11,352
  LB Commercial Conduit Mortgage
    Trust, Ser 1998-C1, Cl C
    6.680%, 02/18/30                       717           764
  LB Commercial Conduit Mortgage
    Trust, Ser 1999-C2, Cl B
    7.425%, 10/15/32                       361           404
  Lehman Brothers, Ser 1998-C4,
    Cl A1B
    6.210%, 10/15/35                     4,800         5,086
  Lehman Brothers, Ser 2000-C4,
    Cl A2
    7.370%, 08/15/26                     6,965         7,841
  MLCC Mortgage Investors,
    Ser 2004-B, Cl A3 (F)
    3.729%, 05/25/29                     5,546         5,748
  Master Adjustable Rate Mortgages
    Trust, Ser 2004-1, Cl 2A1 (F)
    3.557%, 01/25/34                     7,396         7,313
  Master Adjustable Rate Mortgages
    Trust, Ser 2004-13,
    Cl 3A7A (F)
    3.787%, 11/21/34                    11,650        11,205
  Master Alternative Loans Trust,
    Ser 2004-4, Cl 1A1
    5.500%, 05/25/34                     4,514         4,423
  Mellon Residential Funding,
    Ser 2001-HEIL, Cl A4
    6.615%, 02/25/21                     3,674         3,731
  Merrill Lynch Mortgage Investors,
    Ser 1996-C2, Cl A3
    6.960%, 11/21/28                     3,466         3,587
  Merrill Lynch Mortgage Investors,
    Ser 1998-C1, Cl A1 (F)
    6.310%, 11/15/26                       516           524
  Merrill Lynch Mortgage Investors,
    Ser 2002-NC1, Cl A1 (F)
    2.970%, 05/25/33                        87            87

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Merrill Lynch Mortgage Investors,
    Ser 2003-WMC1, Cl A2
    3.010%, 11/25/33                  $  4,225    $    4,228
  Merrill Lynch Mortgage Trust,
    Ser 2003-KEY1, Cl A3
    4.893%, 11/12/35                       480           485
  Merrill Lynch Mortgage Trust,
    Ser 2004-BPC1, Cl A1
    3.585%, 10/12/41                     1,267         1,252
  Mesa Trust Asset-Backed
    Certificates, Ser 2002-3,
    Cl A, IO (H)
    5.000%, 04/18/05                     2,669            16
  Metropolitan Asset Funding,
    Ser 1997-B, Cl A1D
    7.130%, 03/20/12                       956           955
  Mid-State Trust, Ser 11, Cl A1
    4.864%, 07/15/38                     4,431         4,285
  Money Store SBA Loan Trust,
    Ser 1999-1, Cl A (F)
    3.300%, 07/15/25                       413           410
  Morgan Stanley Dean Witter
    Capital, Ser 2000-LIFE, Cl A2
    7.570%, 11/15/36                     3,500         3,936
  Morgan Stanley, Ser 2003-NC8,
    Cl A2 (F)
    3.010%, 09/25/33                     4,963         4,980
  Nomura Asset Securities,
    Ser 1996-MD5, Cl A1B
    7.120%, 04/13/39                     3,000         3,106
  Novastar Home, Ser 1998-2,
    Cl A2 (F)
    2.885%, 08/25/28                      552           552
  Oakwood Mortgage Investors,
    Ser 2002-C, Cl A, IO (H)
    6.000%, 08/15/10                     9,358         1,769
  Oncor Electric Delivery Transition
    Bond, Ser 2003-1, Cl A2
    4.030%, 02/15/12                     3,130         3,105
  Option One Mortgage Loan Trust,
    Ser 2001-4, Cl A (F)
    2.950%, 01/25/32                     1,587         1,587
  Orchid Structured Finance,
    Ser 2003-1A, Cl A1MM (F) (L) (M)
    2.920%, 05/18/05                    20,010        20,010
  Origen Manufactured Housing,
    Ser 2002-A, Cl A1 (A) (F)
    2.830%, 05/15/32                       126           126
  PNC Mortgage Acceptance,
    Ser 2000-C2, Cl A2
    7.300%, 10/12/33                     2,016         2,265
  Park Place Securities NIM Trust,
    Ser 2004-MM1, Cl AMM2 (F) (L) (M)
    2.700%, 11/25/05                    36,150        36,150
  RMAC, Ser 2004-NS3A, Cl A1
    (F) (L) (M)
    2.590%, 06/12/05                     8,411         8,411
  Renaissance Home Equity Loan
    Trust, Ser 2004-3, Cl AF-2
    3.574%, 11/25/34                     7,000         6,917
  Residential Asset Mortgage Products,
    Ser 2003-RS3, Cl AII (F)
    3.010%, 04/25/33                     1,333         1,336
  Residential Asset Mortgage Products,
    Ser 2003-RZ4, Cl A1 (F)
    2.800%, 06/25/24                     1,379         1,379

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Residential Asset Mortgage
    Products, Ser 2004-SL1, Cl A8
    6.500%, 11/25/31                  $  5,890    $    6,079
  Residential Asset Mortgage
    Products, Ser 2004-SL3, Cl A2
    6.500%, 12/25/31                     7,707         7,917
  Residential Asset Mortgage
    Products, Ser 2002-RS5, Cl AI5
    5.410%, 09/25/32                    10,000        10,125
  Residential Asset Mortgage
    Products, Ser 2002-RS6, Cl AI5
    5.650%, 11/25/32                     6,000         6,125
  Residential Asset Securities,
    Ser 2002-KS7, Cl A2 (F)
    3.020%, 11/25/32                     6,058         6,075
  Residential Asset Securitization
    Trust, Ser 2004-IP2, Cl 2A1 (F)
    5.270%, 12/25/34                    10,181        10,286
  Residential Funding Mortgage
    Securities, Ser 2000-HI1, Cl AI7
    8.290%, 02/25/25                     6,449         6,592
  SASC, Ser 2003-AL2, Cl A
    3.357%, 01/25/31                     3,752         3,522
  Salomon Brothers Mortgage
    Securities VII, Ser 2002-KEY2,
    Cl A3
    4.865%, 03/18/36                       597           600
  Salomon Brothers Mortgage
    Securities, Ser 2000-C3, Cl A2
    6.592%, 12/18/33                     4,190         4,564
  Salomon Brothers Mortgage
    Securities, Ser 2002-KEY2, Cl A1
    3.222%, 03/18/36                       590           585
  Saturn Ventures II (F) (L) (M)
    2.650%, 08/08/05                    17,900        17,900
  Start, Ser 2003-1, Cl X
    1.620%, 01/21/10                     6,117         6,098
  Start, Ser 2003-2, Cl X (C)
    2.030%, 01/21/09                     7,080         7,080
  Terwin Mortgage Trust,
    Ser 2004-9HE, Cl A2 (F)
    2.810%, 09/25/34                    10,170        10,167
  UBS Paine Webber Commercial
    Mortgage Trust, Ser 2003-C5,
    Cl A2
    3.478%, 07/15/27                     1,332         1,297
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2004-C11,
    Cl A5
    5.215%, 01/15/41                     3,015         3,076
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C16,
    Cl A2
    4.380%, 10/15/41                     2,376         2,365
  Wachovia Bank Commercial
    Mortgage Trust, Ser 2005-C16,
    Cl APB
    4.692%, 10/15/41                     3,302         3,291
  Washington Mutual Mortgage,
    Ser 2003-MS1, Cl 1A
    5.000%, 02/25/18                     2,326         2,325
  Washington Mutual Mortgage,
    Ser 2003-MS2, Cl 3A1
    5.000%, 03/25/18                     8,032         8,034
  Washington Mutual,
    Ser 2002-AR18, Cl A (F)
    4.145%, 01/25/33                     4,604         4,583

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Washington Mutual,
    Ser 2004-AR10, Cl A2A (F)
    2.970%, 07/25/44                  $  9,898    $    9,875
  Wells Fargo, Ser 2003-3, Cl 1A21
    5.250%, 04/25/33                     3,350         3,368
  Wells Fargo, Ser 2004-H, Cl A-1 (F)
    4.534%, 06/25/34                     8,408         8,329
  Whitehawk Funding,
    Ser 2004-1A, Cl AMMB (F) (L) (M)
    2.520%, 06/15/05                     4,812         4,812
                                                  ----------
                                                     788,302
                                                  ----------
OTHER ASSET-BACKED SECURITIES -- 1.0%
  Capital One Master Trust,
    Ser 2001-3A, Cl A
    5.450%, 03/16/09                     4,416         4,511
  Embarcadero Aircraft,
    Ser 2000-A, Cl A1 (F)
    3.070%, 08/15/25                     4,800         2,640
  MSDWCC Heloc Trust, Ser 2005-1,
    Cl A (F)
    2.840%, 07/25/17                     2,200         2,199
  Massachusetts RRB Special
    Purpose Trust, Ser 2005-1,
    Cl A2
    3.780%, 09/15/10                     1,340         1,332
  PG&E Energy Recovery Funding
    LLC, Ser 2005-1, Cl A5
    4.470%, 12/25/14                     1,447         1,428
  Prudential Securities Secured
    Financing, Ser 1998-C1, Cl B
    6.649%, 07/15/08                       308           330
  SLM Student Loan Trust,
    Ser 2003-4, Cl A2 (F)
    2.530%, 12/17/12                     8,612         8,612
  SLM Student Loan Trust,
     Ser 2004-1, Cl A2 (F)
    2.840%, 07/25/18                     1,197         1,202
  SLM Student Loan Trust,
    Ser 2004-9, Cl A1 (F)
    2.690%, 10/26/09                     8,282         8,280
  Stingray Pass-Through Trust (C)
    5.902%, 01/12/15                     4,300         4,252
  Structured Asset Investment Loan
    Trust, Ser 2004-10, Cl A8 (F)
    2.910%, 11/25/34                     1,129         1,130
  Structured Asset Investment Loan
    Trust, Ser 2005-1, Cl A4 (F)
    2.880%, 02/25/35                     2,247         2,248
                                                  ----------
                                                      38,164
                                                  ----------
Total Asset-Backed Securities
  (Cost $1,014,642) ($ Thousands)                  1,006,723
                                                  ----------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS  -- 25.3%
  FHLMC
    9.750%, 10/01/14                        23            24
    9.000%, 12/01/05                         1             1
    8.500%, 09/01/08 to 04/01/09           190           197
    7.500%, 11/01/17 to 06/01/32         2,120         2,269
    7.000%, 11/01/15 to 06/01/32         2,496         2,626
    6.500%, 10/01/16 to 05/01/18         6,863         7,210
    6.000%, 03/01/11 to 12/01/33         1,492         1,556
    5.500%, 09/01/13 to 04/01/34        88,221        89,949
    5.000%, 06/01/11 to 04/01/34        65,260        65,464

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
    4.500%, 04/01/19 to 05/01/19      $     75    $       82
    4.000%, 05/01/19 to 01/01/34         5,410         5,021
    3.275%, 02/01/37 (F)                 7,333         7,381
  FHLMC TBA
    5.500%, 03/17/20                     4,900         5,022
  FNMA
    8.000%, 04/01/08 to 07/01/31         1,938         2,064
    7.500%, 06/01/27 to 04/01/31            27            28
    7.000%, 03/01/09 to 07/01/32        10,147        10,694
    6.500%, 12/01/12 to 04/01/34        19,031        19,881
    6.210%, 08/01/10                       762           813
    6.000%, 03/01/11 to 02/01/35        25,298        26,056
    5.860%, 01/01/09                       219           228
    5.500%, 05/01/13 to 12/01/34        67,572        68,665
    5.050%, 07/01/11                       460           468
    5.000%, 08/01/11 to 03/01/34        27,910        27,659
    4.500%, 06/01/18 to 05/01/19           313           336
    4.415%, 12/01/11                       218           218
    4.410%, 03/01/11                    1,160         1,158
    4.320%, 12/01/09                       793           791
    4.226%, 04/01/09                     2,095         2,110
    4.000%, 08/01/10 to 11/01/33         2,610         2,611
  FNMA TBA
    6.500%, 03/01/31 to 04/13/35       126,002       131,174
    6.000%, 03/01/35 to 03/17/35        11,200        11,519
    5.500%, 03/01/20 to 03/14/35       197,255       198,862
    5.000%, 03/14/20 to 03/25/35        51,431        50,942
  GNMA
    9.500%, 12/15/20                        36            41
    7.000%, 04/15/26 to 09/15/34        18,068        19,138
    6.500%, 06/15/11 to 11/15/31         1,885         1,987
    6.000%, 03/15/14 to 02/15/35       127,870       132,137
    5.500%, 04/15/14 to 12/15/32         2,210         2,280
    5.000%, 05/15/33 to 02/15/35        37,000        36,874
    3.750%, 05/20/34 (F)                 8,634         8,545
  GNMA TBA
    6.500%, 03/01/34 to 03/22/35        30,900        32,416
    6.000%, 02/15/35 to 03/22/35        15,000        15,489
    5.500%, 03/22/35                     4,600         4,672
                                                ------------
Total U.S. Government Mortgage-Backed Obligations
    (Cost $999,568) ($ Thousands)                    996,658
                                                ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.1%
  FHLB
    3.625%, 11/14/08                       100            99
    2.875%, 05/22/06                    11,320        11,233
    2.510%, 03/01/05 (A)                46,690        46,690
  FHLMC
    6.625%, 09/15/09 (K)                22,577        24,778
    5.000%, 07/15/14 (K)                 6,470         6,642
    4.625%, 05/28/13 (K)                 2,450         2,414
    4.500%, 12/16/10 (K)                11,535        11,396
    4.125%, 02/24/11 (K)                 6,580         6,423
    3.875%, 11/10/08 (K)                 9,550         9,474
    3.750%, 08/03/07 (K)                 7,577         7,549
    2.220%, 03/01/05 (A)                 9,490         9,490
  FHLMC CMO, Ser 1, Cl Z
    9.300%, 04/15/19                        66            66
  FHLMC CMO, Ser 1081, Cl K
    7.000%, 05/15/21                     1,265         1,268
  FHLMC CMO, Ser 1101, Cl M
    6.950%, 07/15/21                       724           726
  FHLMC CMO, Ser 1611, Cl Z
    6.500%, 11/15/23                     8,613         9,112
  FHLMC CMO, Ser 1983, Cl Z
    6.500%, 12/15/23                     1,786         1,849

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  FHLMC CMO, Ser 2043, Cl CJ
    6.500%, 04/15/28                  $  5,480    $    5,696
  FHLMC CMO, Ser 2389, Cl CD
    6.000%, 03/15/16                     7,005         7,166
  FHLMC CMO, Ser 2480, Cl QJ
    6.000%, 02/15/30                     1,193         1,197
  FHLMC CMO, Ser 2542, Cl ES
    5.000%, 12/15/17                     3,680         3,689
  FHLMC CMO, Ser 2544, Cl IW, IO
    5.500%, 03/15/26                     4,400           409
  FHLMC CMO, Ser 2579, Cl PI, IO
    5.500%, 03/15/27                     3,774           333
  FHLMC CMO, Ser 2588, Cl IG, IO
    5.500%, 03/15/32                     7,960           997
  FHLMC CMO, Ser 2621, Cl LJ, IO
    5.500%, 12/15/26                     3,118           364
  FHLMC CMO, Ser 2625, Cl IO, IO
    5.000%, 12/15/31                     3,298           456
  FHLMC CMO, Ser 2631, Cl IJ, IO
    5.000%, 10/15/26                     2,150           383
  FHLMC, Ser 2631, Cl MT
    3.500%, 01/15/22                     4,058         4,000
  FHLMC CMO, Ser 2643, Cl LA
    4.500%, 01/15/11                     1,189         1,199
  FHLMC CMO, Ser 2682, Cl WK
    3.000%, 01/15/21                     2,249         2,223
  FHLMC CMO, Ser 2692, Cl YB
    3.500%, 05/15/16                     2,843         2,818
  FHLMC CMO, Ser 2731, Cl PK
    3.500%, 05/15/26                     6,994         6,898
  FHLMC CMO, Ser 2733, Cl ME
    5.000%, 01/15/34                     6,302         6,057
  FHLMC CMO, Ser 2736, Cl DB
    3.300%, 11/15/26                     4,146         4,047
  FHLMC CMO, Ser 2791,  Cl VD
    5.000%, 02/15/21                       746           732
  FHLMC CMO, Ser 2791, Cl VJ
    5.000%, 02/15/21                       883           868
  FHLMC CMO, Ser 2791, Cl Vl
    5.000%, 02/15/21                       807           794
  FHLMC CMO, Ser 2804, Cl EC
    5.500%, 06/15/33                     1,019         1,040
  FHLMC CMO, Ser 2809, Cl HX, IO
    6.000%, 10/15/24                     5,414           535
  FHLMC CMO, Ser 2820, Cl PE
    5.500%, 03/15/30                     2,111         2,144
  FHLMC CMO, Ser 2825, Cl PM
    5.500%, 03/15/30                     3,303         3,346
  FHLMC CMO, Ser 2833, Cl JD
    5.500%, 09/15/29                       647           658
  FHLMC CMO, Ser 2835, Cl NE
    5.500%, 06/15/29                       898           910
  FHLMC CMO, Ser 2845, Cl PI, IO
    5.500%, 02/15/32                     7,489           815
  FHLMC CMO, Ser 2864, Cl NA
    5.500%, 01/15/31                     5,400         5,526
  FHLMC CMO, Ser 2876, Cl PE
    5.500%, 04/15/30                     1,288         1,304
  FHLMC CMO, Ser 2878, Cl QE
    5.500%, 04/15/30                       894           906
  FHLMC CMO, Ser 2912, Cl EG
    5.500%, 05/15/34                     1,192         1,198
  FNMA
    7.125%, 06/15/10 (K)                 5,300         5,989
    6.625%, 09/15/09 (K)                 3,217         3,527
    3.620%, 03/15/07                     4,645         4,644
    3.530%, 10/19/07                     4,645         4,570

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
    3.125%, 03/16/09                  $  3,090    $    2,966
    3.000%, 03/02/07 (K)                11,125        10,956
    2.710%, 01/30/07                    16,675        16,351
    2.397%, 03/09/05 (A) (K)             8,280         8,276
    2.444%, 03/03/05 (A)                 7,460         7,459
    2.453%, 03/16/05 (A) (K)            12,905        12,891
    2.350%, 04/05/07 (A) (K)             8,070         7,834
    2.200%, 12/04/06 (K)                11,887        11,583
    1.986%, 04/01/05 (A)                 2,960         2,953
    1.750%, 06/16/06                       960           938
    1.489%, 11/29/06 (A)                 7,552         7,526
  FNMA CMO, Ser  2003-16, Cl KA
    6.000%, 04/25/30                        69            69
  FNMA CMO, Ser 1999-11, Cl Z
    5.500%, 03/25/29                     5,977         5,885
  FNMA CMO, Ser 3, Cl AP
    5.500%, 02/25/35                     4,420         4,507
  FNMA CMO, Ser 92, Cl NM
    3.500%, 04/25/13                     1,787         1,761
  FNMA CMO, Ser 2001-60, Cl JZ
    6.000%, 03/25/31                     1,071         1,084
  FNMA CMO, Ser 2002-22, Cl PE
    6.500%, 11/25/30                     1,337         1,352
  FNMA CMO, Ser 2002-55, Cl H
    6.000%, 08/25/29                         5             5
  FNMA CMO, Ser 2002-65, Cl TP
    7.000%, 03/25/31                     1,075         1,090
  FNMA CMO, Ser 2002-82, Cl XJ
    4.500%, 09/25/12                     1,356         1,362
  FNMA CMO, Ser 2002-94, Cl BJ, IO
    5.500%, 04/25/16                     1,265           102
  FNMA CMO, Ser 2003-113, Cl PN
    3.500%, 02/25/13                     2,827         2,808
  FNMA CMO, Ser 2003-13, Cl GA
    4.500%, 06/25/32                     2,971         2,978
  FNMA CMO, Ser 2003-24, Cl PA
    4.500%, 11/25/09                     5,624         5,641
  FNMA CMO, Ser 2003-32, Cl KA
    5.000%, 07/25/13                       736           741
  FNMA CMO, Ser 2003-35, Cl BC
    5.000%, 05/25/18                     1,750         1,753
  FNMA CMO, Ser 2003-41, Cl YN
    4.000%, 05/25/17                     1,596         1,596
  FNMA CMO, Ser 2003-79, Cl KA
    3.750%, 05/25/11                     1,562         1,562
  FNMA CMO, Ser 2003-87, Cl TJ
    4.500%, 09/25/18                     2,475         2,386
  FNMA CMO, Ser 2003-92, Cl KQ
    3.500%, 06/25/23                     4,485         4,415
  FNMA CMO, Ser 2004-88, Cl HA
    6.500%, 07/25/34                     3,464         3,634
  FNMA CMO, Ser 2004-99, Cl AO
    5.500%, 01/25/34                     5,416         5,498
  FNMA CMO, Ser 342, Cl 2, IO
    6.000%, 09/01/33                     4,889           991
  GNMA CMO, Ser  2001-18, Cl WH (F)
    20.542%, 04/20/31                      614           711
  GNMA CMO, Ser  2002-51, Cl SG (F)
    21.241%, 04/20/31                      553           675
  GNMA CMO, Ser 2003-58, Cl LG, IO
    5.500%, 05/17/29                     3,000           625
  GNMA CMO, Ser 2003-66, Cl WU
    3.750%, 03/20/26                     2,025         2,002
  GNMA CMO, Ser 2003-67, Cl HA
    3.500%, 10/20/26                     5,531         5,447


----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  GNMA CMO, Ser 2003-82, Cl IO, IO
    5.500%, 03/20/29                  $  9,260    $    1,134
  GNMA CMO, Ser 2004-80, Cl IP, IO
    5.500%, 07/20/34                    10,821         1,369
  GNMA CMO, Ser 2004-87, Cl LI, IO
    5.000%, 12/20/28                    11,177         1,179
  Small Business Administration
    CMO, Ser 2003-P10A, Cl 1
    4.524%, 02/10/13                     4,514         4,496
  TVA
    7.125%, 05/01/30                     3,440         4,428
                                                  ----------
Total U.S. Government Agency Obligations
  (Cost $400,316) ($ Thousands)                      399,666
                                                  ----------
COMMERCIAL PAPER (A) -- 11.8%
FINANCIALS -- 11.7%
  Barclays
    2.530%, 03/03/05                    14,920        14,918
  Belford Funding (L)
    2.660%, 03/01/05                    48,118        48,118
  Broadhollow Funding (L)
    2.680%, 03/01/05                     9,623         9,623
    2.680%, 03/02/05                    20,191        20,189
  CCN Independence IV (F) (L) (M)
    2.660%, 01/17/06                     3,849         3,849
  CPI Funding (L)
    2.634%, 03/21/05                    13,350        13,331
  Chesham Finance (L)
    2.660%, 03/01/05                    48,118        48,118
  Cit Group
    2.667%, 05/02/05                     7,135         7,101
  Cre-8 Funding (L)
    2.620%, 03/01/05                     9,623         9,623
  Credit Suisse First Boston
    2.631%, 04/15/05                     6,805         6,782
  DaimlerChrysler
    2.682%, 03/22/05                    13,735        13,712
    2.642%, 03/16/05                     4,530         4,525
  Golden Fish (L)
    2.657%, 04/04/05                    13,477        13,443
    2.644%, 03/23/05                     5,774         5,765
    2.627%, 04/08/05                    29,899        29,815
  HSBC Finance (L)
    2.720%, 04/20/05                     8,661         8,629
  Liberty Harbour (L)
    2.634%, 03/23/05                    29,330        29,282
  National Rural Utility
    2.486%, 03/03/05                     8,195         8,194
  Park Granada (L)
    2.650%, 03/01/05                    35,232        35,232
  Park Sienna (L)
    2.594%, 03/21/05                    19,247        19,219
  Rhineland Funding Capital (L)
    2.765%, 05/09/05                     3,849         3,829
    2.764%, 05/06/05                     5,150         5,124
    2.763%, 05/03/05                    38,558        38,373
  Thornburg Mortgage Capital (L)
    2.604%, 03/22/05                    33,682        33,631
    2.603%, 03/15/05                    17,322        17,305
  UBS Financial
    2.505%, 03/09/05                    14,920        14,912
                                                  ----------
                                                     462,642
                                                  ----------

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount
                                  ($Thousands)/  Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
INDUSTRIALS -- 0.1%
  Hertz
    2.990%, 03/24/05                  $  2,860    $    2,860
                                                  ----------
Total Commercial Paper
  (Cost $465,502) ($ Thousands)                      465,502
                                                  ----------
CASH EQUIVALENTS  -- 1.0%
  Bear Stearns Master Notes (L)     19,247,014        19,247
  Evergreen Select Money
    Market Fund                        528,607           529
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A +         20,531,827        20,532
                                                  ----------
Total Cash Equivalents
  (Cost $40,308) ($ Thousands)                        40,308
                                                  ----------
FOREIGN BONDS  -- 0.1%
  Russia Federation (C) (G)
    5.000%, 03/31/30                     2,515         2,641
  Telecom Italia Capital
    5.250%, 11/15/13                     2,285         2,304
                                                  ----------
Total Foreign Bonds
    (Cost $4,845) ($ Thousands)                       4 ,945
                                                  ----------
MUNICIPAL BONDS -- 0.1%
  California State, Department of
    Water Resources Power Supply,
    Ser E, RB
    3.975%, 05/01/05                     1,125         1,126
  Fort Irwin, California, GO
    5.300%, 12/15/35                     1,395         1,366
  Los Angeles County, California
    Taxable Pension Obligation,
    Ser D, RB, MBIA (E)
    8.029%, 06/30/10                       650           506
                                                  ----------
Total Municipal Bonds
    (Cost $2,947) ($ Thousands)                        2,998
                                                  ----------
CERTIFICATES OF DEPOSIT  -- 1.1%
  State Street Bank & Trust (F)
    2.410%, 12/11/06                     2,325         2,324
  SunTrust Bank
    4.415%, 06/15/09                     1,285         1,286
    2.530%, 06/02/09 (F)                 1,350         1,351
  U.S. Trust (F) (L)
    2.715%, 09/14/05                    19,247        19,247
  Washington Mutual Bank (F) (L)
    2.820%, 08/18/05                    19,247        19,247
                                                  ----------
Total Certificates of Deposit
  (Cost $43,455) ($ Thousands)                        43,455
                                                  ----------
COMMON STOCK  -- 0.0%
  MCI*                                  32,741           745
                                                  ----------
Total Common Stock
  (Cost $865) ($ Thousands)                              745
                                                  ----------

----------------------------------------------------------------
                                     Contracts/
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
OPTIONS  -- 0.0%
  June 2005 Ten Year Treasury Note
  Futures Call, Expires 03/24/05,
  Strike Price $113                        133    $        2
  September 90 Days Euro Futures
  Call, Expires 9/19/05, Strike
  Price $96                                152           100
                                                  ----------
Total Options
  (Cost $361) ($ Thousands)                              102
                                                  ----------
REPURCHASE AGREEMENTS  -- 7.6%
Barclays
  2.630%, dated 02/28/05, to be
  repurchased on 03/01/05,
  repurchase price $92,978,723
  (collateralized by various U.S.
  Government Obligations, ranging
  in par value $1,548,422-
  $27,556,142, 1.875%-7.000%,
  05/31/05-11/14/08; total market
  value $94,832,084) (L)              $ 92,972        92,972
Merrill Lynch
  2.600%, dated 02/28/05, to be
  repurchased on 03/01/05,
  repurchase price $204,614,777
  (collateralized by various
  Corporate Obligations, ranging
  in par value $11,055,000-
  $50,000,000, 3.008%, 03/30/05;
  with total market value
  $206,414,907)                        204,600       204,600
                                                  ----------
Total Repurchase Agreements
  (Cost $297,572) ($ Thousands)                      297,572
                                                  ----------
Total Investments -- 139.8%
  (Cost $5,483,804) ($ Thousands)#                $5,507,081
                                                  ==========

WRITTEN OPTIONS -- 0.0%
  FNMA 5.50% Call
    Expires 04/06/05,
    Strike Price $101.71875            $  (104)    $     (12)
  FNMA 5.50% Call,
    Expires 04/06/05,
    Strike Price $101.71876                (53)           (8)
  June 2005 Ten Year Treasury Note
    Put Expires 05/20/05,
    Strike Price $107                      (72)          (20)
  June 2005 Ten Year Treasury Note
    Put Expires 05/20/05,
    Strike Price $109                     (223)         (171)
  June 2005 Long Bond Call
    Expires 05/20/05,
    Strike Price $118                     (179)          (39)
  June 2005 Long Bond Call
    Expires 05/20/05,
    Strike Price $116                     (130)          (69)
                                                  ----------
Total Written Options
  (Premium Received $(549)) ($ Thousands)          $    (319)
                                                  ==========

Percentages are based on Net Assets of $3,938,950 ($Thousands).

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

 *  Non-income producing security.
 + Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(A) The rate reflected is the effective yield at time of purchase.
(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(C) Security sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D) Treasury Inflation Index Notes
(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on February 28, 2005.
    The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of February 28, 2005 was $4,799 ($ Thousands).
(I) Security in default on interest payments.
(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
    The total value of this security as of February 28, 2005 was $70 ($Thousands).
(K) This security or a partial position of this security is on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $1,065,296 ($ Thousands).
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2005 was $1,108,961 ($ Thousands).
(M) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."


Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only Security
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
PLC -- Public Limited Company
PO -- Principal Only Security
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal
Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority
Amounts designated as "--" are either $0 or have been rounded to $0.


 # At February 28, 2005, the tax basis cost of the Fund's investments was $5,483,255, and the unrealized appreciation and depreciation were $59,684 and $(36,407) ($ Thousands), respectively.



--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Core Fixed Income Fund
February 28, 2005

The Fund had long (short) futures contracts open as of February 28, 2005:

--------------------------------------------------------------------------------
                                          CONTRACT                  UNREALIZED
CONTRACT                    NUMBER OF      VALUE                   GAIN/(LOSS)
DESCRIPTION                 CONTRACTS   ($THOUSANDS)  EXPIRATION   ($THOUSANDS)
--------------------------------------------------------------------------------
90 Day Euro$                   71            17,014    03/15/06        $  (115)
90 Day Euro$                   173           41,948    03/16/05             27

90 Day Euro$                  1,420         341,475    09/21/05         (1,341)
90 Day Euro$                   141           33,831    12/21/05           (113)

U.S. Five Year Note           (215)         (23,247)   03/23/05            398
U.S. Five Year Note            144           15,491    06/23/05            (86)

U.S. Ten Year Agency Note     (655)         (72,623)   03/23/05            542
U.S. Ten Year Agency Note     (59)           (6,483)   06/23/05             97

U.S. Long Treasury Bond       (559)         (63,219)   03/23/05           (412)
U.S. Long Treasury Bond        (6)             (674)   06/23/05              7
                                                                       -------
                                                                       $  (996)
                                                                       -------


At February 28, 2005, the Core Fixed Income Fund had the following Total Rate of Return Swap (TRS) agreement outstanding:

-----------------------------------------------------
                          NOTIONAL       UNREALIZED
                          AMOUNT ($     GAIN/(LOSS)
DESCRIPTION              THOUSANDS)    ($ THOUSANDS)
-----------------------------------------------------
TRS Agreement with
Citigroup ABS CDS/CDO
Group                     $10,800          $(244)
                                           -----



For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 40.3%
  FHLMC
     2.490%, 04/05/05                  $  8,500       $ 8,479
  FHLMC CMO, Ser 2459, Cl GE
     6.500%, 04/15/31                       894           904
  FHLMC CMO, Ser 2469, Cl AK
     6.000%, 04/15/30                       700           717
  FHLMC CMO, Ser 2748, Cl ZT
     5.500%, 02/15/24                        76            74
  FHLMC CMO, Ser 2863, Cl ZD
     4.500%, 09/15/19                       521           520
  FNMA
     3.250%, 06/28/06                       430           428
     2.606%, 04/27/05 (C)                 1,760         1,753
     2.401%, 03/16/05 (C)                 8,500         8,491
     2.389%, 03/23/05                     3,215         3,211
     2.383%, 03/09/05 (C)                   640           640
  FNMA CMO, Ser 2001-13, Cl SA (B)
     12.480%, 11/25/17                      806           850
  FNMA CMO, Ser 2003-122, Cl ZQ
     6.000%, 12/25/33                       101           106
  FNMA CMO, Ser 2004-12, Cl ZX
     6.000%, 03/25/34                       109           116
  FNMA CMO, Ser 2004-31, Cl MZ
     4.250%, 05/25/34                        103           80
  FNMA CMO, Ser 2004-48,  Cl PD
     6.500%, 06/25/20                       906           922
  FNMA CMO, Ser 2004-80, Cl XZ
     5.000%, 11/25/34                       203           182
                                                      -------
Total U.S. Government Agency Obligations
  (Cost $27,423) ($ Thousands)                         27,473
                                                      -------
ASSET-BACKED SECURITIES  -- 32.4%
MORTGAGE RELATED SECURITIES -- 32.4%
  Amortizing Residential
    Collateral Trust, Ser
    2002-BC4, Cl M2 (B)
    3.800%, 07/25/32                      1,000         1,010
  Bayview Financial Acquisition
    Trust, Ser 2005-A, Cl A1 (B)
    3.150%, 02/28/40                        700           700
  Centex Home Equity, Ser 2002-C,
    Cl M2 (B)
    3.800%, 09/25/32                      1,000         1,005
  Centex Home Equity, Ser
    2002-D,  Cl M2 (B)
    4.700%, 12/25/32                        635           646
  Chase Funding Mortgage Loan,
     Ser 2001-4, Cl 2M2 (B)
    4.050%, 11/25/31                        437           439
  Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2
    6.500%, 10/25/33                        222           228
  Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1
    6.500%, 08/25/33                      1,044         1,070
  Countrywide Home Loans,
     Ser 2004-13, Cl 2A7
    6.000%, 08/25/34                        518           518
  Countrywide Home Loans,
     Ser 2005-3, Cl 1A3
    2.890%, 04/25/35                      1,100         1,100

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  DSLA Mortgage Loan Trust,
     Ser 2004-AR1, Cl A2A (B)
    3.008%, 09/19/44                     $  529       $   530
  GMAC Mortgage, Ser 2003-HE2,
     Cl A2
    3.140%, 06/25/25                        886           883
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    2.998%, 11/19/34                        490           491
  Home Equity Asset Trust,
     Ser 2002-1, Cl M2 (B)
    4.050%, 11/25/32                        680           690
  Household Mortgage Loan Trust,
    Ser 2002-HC1, Cl M (B)
    3.248%, 05/20/32                        329           330
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M1 (B)
    3.400%, 05/25/33                        475           476
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M2 (B)
    3.900%, 05/25/33                        550           555
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR5, Cl 2A1B (B)
    3.050%, 08/25/34                        603           603
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR6, Cl 6A1 (B)
    5.576%, 10/25/34                        604           614
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR7, Cl A2 (B)
    3.080%, 09/25/34                        601           602
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR8, Cl 2A2A (B)
    3.050%, 11/25/34                        459           459
  Irwin Home Equity, Ser 2003-A,
    Cl M2 (B)
    4.800%, 10/25/27                        475           489
  Master Alternative Loans Trust,
     Ser 2003-3, Class 2A1
    8.500%, 05/25/33                        949           989
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE1, Cl M2 (B)
    3.950%, 07/25/32                      1,000         1,016
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE2, Cl M2 (B)
    3.900%, 08/25/32                      1,000         1,007
  Residential Funding Mortgage
    Securities, Ser 1999-HI8, Cl AI7
    7.970%, 11/25/29                        899           922
  Washington Mutual,
    Ser 2000-1, Cl M2 (B)
    3.450%, 01/25/40                      1,011         1,015
  Washington Mutual,
    Ser 2004-AR10, Cl A2A (B)
    2.970%, 07/25/44                        476           475
  Washington Mutual,
    Ser 2004-AR12, Cl A2A (B)
    2.953%, 10/25/44                        490           490
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    2.688%, 10/25/44                        291           291
  Washington Mutual,
    Ser 2005-AR1, Cl A2A2 (B)
    2.900%, 01/25/45                        696           694
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Washington Mutual,
     Ser 2005-AR2, Cl 2A21 (B)
    3.050%, 01/25/45                     $  747       $   747
  Washington Mutual,
     Ser 2005-AR2, Cl A2A2 (B)
    2.764%, 01/25/45                      1,000           999
                                                      -------
Total Asset-Backed Securities
  (Cost $22,075) ($ Thousands)                         22,083
                                                      -------
CORPORATE OBLIGATIONS  -- 15.7%
CONSUMER DISCRETIONARY -- 4.5%
  Alltel
    4.656%, 05/17/07                        525           530
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                        114           118
  Ford Motor
    8.900%, 01/15/32                        590           641
    7.450%, 07/16/31                        190           183
  General Motors
    8.375%, 07/15/33                        128           126
    8.250%, 07/15/23                        870           855
  Lear, Ser B
    7.960%, 05/15/05                        460           464
  Rockwell Automation
    5.200%, 01/15/98                        136           120
                                                      -------
                                                        3,037
                                                      -------
ENERGY -- 0.1%
  British Transco Finance
    6.625%, 06/01/18                         68            76
                                                      -------
FINANCIALS -- 7.4%
  BankAmerica, Ser A (A)
    8.070%, 12/31/26                      1,267         1,386
  BankBoston Capital Trust I, Ser
    B
    8.250%, 12/15/26                        145           159
  Chase Capital II, Ser B (B)
    3.243%, 02/01/27                        170           160
  Chase Capital III, Ser C (B)
    2.950%, 03/01/27                        330           313
  Countrywide Home Loans MTN, Ser E
    6.935%, 07/16/07                        690           730
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                        281           297
  EOP Operating (B)
    3.160%, 10/01/10                        510           513
  Farmers Insurance Exchange Capital
    (A)
    8.625%, 05/01/24                        160           195
  HSBC Capital Trust II
    8.380%, 05/15/27                         9             10
  Meridian Funding (A) (B)
    2.751%, 10/06/08                        475           475
  Nationwide Mutual Insurance
    6.600%, 04/15/34                        305           313
  Power Receivables Financial (A)
    6.290%, 01/01/12                        472           488
                                                      -------
                                                        5,039
                                                      -------
INDUSTRIALS -- 1.4%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                        188           198
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                        181           178

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                 ($Thousands)/Shares  Market Value
----------------------------------------------------------------
  Delta Air Lines (B)
    3.450%, 01/25/08                     $  517       $   521
  Delta Air Lines, Ser 02-1, Cl
    G-1
    6.718%, 01/02/23                         41            42
  Northwest Airlines, Ser 00-1
    8.072%, 10/01/19                         39            42
                                                      -------
                                                          981
                                                      -------
UTILITIES -- 2.3%
  Entergy Gulf States (B)
    2.800%, 12/01/09                        525           525
  Power Contract Financing (A)
    5.200%, 02/01/06                        536           542
  Sempra Energy
    4.621%, 05/17/07                        525           530
                                                      -------
                                                        1,597
                                                      -------
Total Corporate Obligations
  (Cost $10,806) ($ Thousands)                         10,730
                                                      -------
U.S. TREASURY OBLIGATIONS  -- 9.0%
  U.S. Treasury Bonds (D)
     6.250%, 08/15/23                     2,957         3,485
  U.S. Treasury Bonds Forward
    Commitment
     6.250%, 08/15/23                     2,235         2,632
                                                      -------
Total U.S. Treasury Obligations
  (Cost $6,065) ($ Thousands)                           6,117
                                                      -------
COMMERCIAL PAPER (C) -- 3.3%
CONSUMER STAPLES -- 0.9%
  Coca-Cola
    2.592%, 04/25/05                        610           607
                                                      -------
FINANCIALS -- 2.4%
  General Electric Capital
    2.604%, 04/07/05                      1,670         1,666
                                                      -------
Total Commercial Paper
  (Cost $2,273) ($ Thousands)                           2,273
                                                      -------
U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS  -- 1.5%
  FNMA
   7.000%, 04/01/34                         949         1,004
                                                      -------
Total U.S. Government Mortgage-Backed
  Obligations
  (Cost $996) ($ Thousands)                             1,004
                                                      -------
CASH EQUIVALENT  -- 1.9%
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+     1,276,129         1,276
                                                      -------
Total Cash Equivalent
  (Cost $1,276) ($ Thousands)                           1,276
                                                      -------
Total Investments -- 104.1%
  (Cost $70,914) ($ Thousands)#                       $70,956
                                                      =======
Percentages are based on Net Assets of $68,151 ($ Thousands).
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)

Long Duration Bond Fund
February 28, 2005

 + Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(C) The rate reported is the effective yield at time of purchase.
(D) Security, or portion of this security, has been pledged as collateral on open swap contracts.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
 # At February 28, 2005, the tax basis cost of the Fund's investments was $70,914 ($ Thousands), and the unrealized appreciation and depreciation were $187 and $(145) ($
    Thousands), respectively.


At February 28, 2005, the Fund had the following Interest Rate Swap agreements outstanding:

-------------------------------------- --------------- ---------------
                                          NOTIONAL       UNREALIZED
                                           AMOUNT       GAIN (LOSS)
DESCRIPTION                            ($ THOUSANDS)   ($ THOUSANDS)
-------------------------------------- --------------- ---------------
Receive at fixed rate of 4.771% and
  pay at floating rate based on 3 month
  LIBOR (Counter Party: Credit Suisse
  First Boston)                            $ 6,360         $(135)
Receive at fixed rate of 4.905% and
  pay at floating rate based on 3 month
  LIBOR (Counter Party: Credit Suisse
  First Boston)                             12,440           (81)
Receive at fixed rate of 4.995% and
  pay at floating rate based on 3 month
  LIBOR (Counter Party: Deutsche Bank)      19,675            55
Receive at fixed rate of 5.118% and
  pay at floating rate based on 3 month
  LIBOR (Counter Party: Credit Suisse
  First Boston)                             13,500           215
                                           -------         -----
                                             Total         $  54
                                                           -----


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  -- 40.6%
  FHLMC (C)
     2.490%, 04/05/05                $    8,395    $    8,374
  FHLMC CMO, Ser 2459, Cl GE
     6.500%, 04/15/31                       795           804
  FHLMC CMO, Ser 2469, Cl AK
     6.000%, 04/15/30                       600           614
  FHLMC CMO, Ser 2748, Cl ZT
     5.500%, 02/15/24                       322           315
  FHLMC CMO, Ser 2863, Cl ZD
     4.500%, 09/15/19                       454           454
  FNMA
     3.250%, 06/28/06                       470           468
     2.476%, 03/30/05                     7,675         7,659
     2.380%, 03/09/05 (C)                 2,435         2,434
  FNMA CMO, Ser 2001-13, Cl SA (B)
     12.480%, 11/25/17                      698           736
  FNMA CMO, Ser 2003-122, Cl ZQ
     6.000%, 12/25/33                       437           460
  FNMA CMO, Ser 2004-12, Cl ZX
     6.000%, 03/25/34                       398           424
  FNMA CMO, Ser 2004-48,  Cl PD
     6.500%, 06/25/20                       784           798
  FNMA CMO, Ser 2004-80, Cl XZ
     5.000%, 11/25/34                       111           100
                                                      -------
Total U.S. Government Agency Obligations
  (Cost $23,485) ($ Thousands)                         23,640
                                                      -------

ASSET-BACKED SECURITIES  -- 33.9%
MORTGAGE RELATED SECURITIES -- 33.9%
  Amortizing Residential
    Collateral Trust, Ser
    2002-BC4, Cl M2 (B)
    3.800%, 07/25/32                        850           858
  Bayview Financial Acquisition
    Trust, Ser 2005-A, Cl A1 (B)
    3.150%, 02/28/40                        600           600
  Centex Home Equity, Ser 2002-C,
    Cl M2 (B)
    3.800%, 09/25/32                        875           879
  Chase Funding Mortgage Loan,
     Ser 2001-4, Cl 2M2 (B)
    4.050%, 11/25/31                        492           495
  Citigroup Mortgage Loan Trust,
     Ser 2003-1, Cl WA2
    6.500%, 10/25/33                        193           198
  Citigroup Mortgage Loan Trust,
     Ser 2004-2, Cl 2A1
    6.500%, 08/25/33                        949           972
  Countrywide Home Loans,
     Ser 2004-13, Cl 2A7
    6.000%, 08/25/34                        444           444
  Countrywide Home Loans,
     Ser 2005-3, Cl 1A3 (B)
    2.890%, 04/25/35                        900           900
  DSLA Mortgage Loan Trust,
     Ser 2004-AR1, Cl A2A (B)
    3.008%, 09/19/44                        591           592
  EQCC Home Equity Loan Trust,
     Ser 1999-2, Cl A4F
    6.753%, 08/25/27                        394           400
  GMAC Mortgage,
     Ser 2003-HE2, Cl A2
    3.140%, 06/25/25                        724           721

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
  Harborview Mortgage Loan Trust,
    Ser 2004-8, Cl 2A4A (B)
    2.998%, 11/19/34                      $ 547          $548
  Home Equity Asset Trust,
    Ser 2002-1, Cl M2 (B)
    4.050%, 11/25/32                        575           583
  Household Mortgage Loan Trust,
    Ser 2002-HC1, Cl M (B)
    3.248%, 05/20/32                        359           360
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M1 (B)
    3.400%, 05/25/33                        550           551
  Indymac Home Equity Loan
    Asset-Backed Trust, Ser 2002-A,
    Cl M2 (B)
    3.900%, 05/25/33                        600           606
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR5, Cl 2A1B (B)
    3.050%, 08/25/34                        675           676
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR6, Cl 6A1
    5.576%, 10/25/34                        520           528
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR7, Cl A2 (B)
    3.080%, 09/25/34                        673           675
  Indymac Index Mortgage Loan
    Trust, Ser 2004-AR8, Cl 2A2A (B)
    3.050%, 11/25/34                        508           508
  Irwin Home Equity, Ser 2003-A,
    Cl M2 (B)
    4.800%, 10/25/27                        525           541
  Master Alternative Loans Trust,
    Ser 2003-3, Class 2A1
    8.500%, 05/25/33                        791           824
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE1, Cl M2 (B)
    3.950%, 07/25/32                        850           864
  Morgan Stanley Dean Witter
    Capital, Ser 2002-HE2, Cl M2 (B)
    3.900%, 08/25/32                        850           856
  Residential Funding Mortgage
    Securities, Ser 1999-HI8, Cl AI7
    7.970%, 11/25/29                        734           752
  Washington Mutual,
    Ser 2000-1, Cl M2 (B)
    3.450%, 01/25/40                        888           892
  Washington Mutual,
    Ser 2004-AR12, Cl A2A (B)
    2.953%, 10/25/44                        544           544
  Washington Mutual,
    Ser 2004-AR12, Cl A4A (B)
    2.688%, 10/25/44                        243           242
  Washington Mutual,
    Ser 2005-AR1, Cl A2A2 (B)
    2.900%, 01/25/45                        596           595
  Washington Mutual,
    Ser 2005-AR2, Cl 2A21 (B)
    3.050%, 01/25/45                        647           648
  Washington Mutual,
    Ser 2005-AR2, Cl A2A2 (B)
    2.764%, 01/25/45                        865           864
                                                      -------
Total Asset-Backed Securities
  (Cost $19,709) ($ Thousands)                         19,716
                                                      -------

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
CORPORATE OBLIGATIONS  -- 18.1%
CONSUMER DISCRETIONARY -- 4.7%
  Alltel
    4.656%, 05/17/07                      $ 450       $   455
  Continental Airlines, Ser AMBC
    6.236%, 03/15/20                        144           149
  Ford Motor
    8.900%, 01/15/32                        549           596
    7.450%, 07/16/31                        102           98
  General Motors
    8.375%, 07/15/33                        111           109
    8.250%, 07/15/23                        730           718
  Lear, Ser B
    7.960%, 05/15/05                        440           444
  Rockwell Automation
    5.200%, 01/15/98                        164           145
                                                      -------
                                                        2,714
                                                      -------
ENERGY -- 0.6%
  British Transco Finance
    6.625%, 06/01/18                        312           348
                                                      -------
FINANCIALS -- 8.6%
  BankAmerica, Ser A (A)
    8.070%, 12/31/26                        828           906
  BankBoston Capital Trust I, Ser
    B
    8.250%, 12/15/26                        655           720
  Chase Capital III, Ser C (B)
    2.950%, 03/01/27                        555           526
  Countrywide Home Loans MTN, Ser E
    6.935%, 07/16/07                        597           631
  Deutsche Bank Luxembourg (A)
    6.825%, 12/28/07                        304           321
  EOP Operating (B)
    3.160%, 10/01/10                        430           432
  Farmers Insurance Exchange
    Capital (A)
    8.625%, 05/01/24                        175           214
  HSBC Capital Trust II
    8.380%, 05/15/27                         41            45
  Meridian Funding (A) (B)
    2.751%, 10/06/08                        530           529
  Nationwide Mutual Insurance
    6.600%, 04/15/34                        315           323
  Power Receivables Financial (A)
    6.290%, 01/01/12                        377           391
                                                      -------
                                                        5,038
                                                      -------
INDUSTRIALS -- 1.9%
  America West Airlines, Ser 01-1
    7.100%, 04/02/21                        193           203
  Continental Airlines, Ser 00-2
    7.707%, 04/02/21                        181           178
  Delta Air Lines (B)
    3.450%, 01/25/08                        345           347
  Delta Air Lines, Ser 02-1, Cl
    G-1
    6.718%, 01/02/23                        184           189
  Northwest Airlines, Ser 00-1
    8.072%, 10/01/19                        172           191
                                                      -------
                                                        1,108
                                                      -------

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                 ($Thousands)/Shares  ($Thousands)
----------------------------------------------------------------
UTILITIES -- 2.3%
  Entergy Gulf States (B)
    2.800%, 12/01/09                      $ 450       $   450
  Power Contract Financing (A)
    5.200%, 02/01/06                        447           452
  Sempra Energy
    4.621%, 05/17/07                        450           454
                                                      -------
                                                        1,356
                                                      -------
Total Corporate Obligations
  (Cost $10,618) ($ Thousands)                         10,564
                                                      -------
U.S. TREASURY OBLIGATIONS  -- 10.5%
  U.S. Treasury Bills (C) (D)
     2.056%, 03/17/05                       660           659
  U.S. Treasury Bonds Forward
    Commitment
     6.250%, 08/15/23                     4,630         5,453
                                                      -------
Total U.S. Treasury Obligations
  (Cost $6,059) ($ Thousands)                           6,112
                                                      -------
U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS  -- 1.5%
  FNMA
   7.000%, 04/01/34                         803           848
                                                      -------
Total U.S. Government Mortgage-Backed
   Obligations   48
  (Cost $842) ($ Thousands)                               848
                                                      -------
COMMERCIAL PAPER (C) -- 0.9%
FINANCIALS -- 0.9%
  General Electric Capital
    2.602%, 04/07/05                        515           514
                                                      -------
Total Commercial Paper
  (Cost $514) ($ Thousands)                               514
                                                      -------
CASH EQUIVALENT  -- 3.0%
  SEI Daily Income Trust,
     Prime Obligation Fund, Cl A+     1,727,570         1,728
                                                      -------
Total Cash Equivalent
  (Cost $1,728) ($ Thousands)                           1,728
                                                      -------
Total Investments -- 108.5%
  (Cost $62,955) ($ Thousands)#                       $63,122
                                                      =======

Percentages are based on Net Assets of $58,191 ($ Thousands).

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


Extended Duration Bond Fund
February 28, 2005


 + Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(A) Security sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Trustees.
(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(C) The rate reflected is the effective yield at time of purchase.
(D) Security, or portion of this security, has been pledged as collateral on open swap contracts.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
# At February 28, 2005, the tax basis cost of the Fund's investments was $62,955 ($ Thousands), and the unrealized appreciation and depreciation were $296 and $(129) ($
    Thousands), respectively.


At February 28, 2005, the Fund had the following Interest Rate Swap agreements outstanding:

--------------------------------------------------------------------
                                          NOTIONAL       UNREALIZED
                                           AMOUNT       GAIN (LOSS)
DESCRIPTION                            ($ THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------
Receive at fixed rate of 4.795% and
 pay at floating rate based on 3 month
 LIBOR (Counter Party: Credit Suisse
 First Boston)                            $ 6,890          $(259)
Receive at fixed rate of 4.965% and
 pay at floating rate based on 3 month
 LIBOR (Counter Party: Credit Suisse
 First Boston)                             27,755           (440)
Receive at fixed rate of 5.084% and
 pay at floating rate based on 3 month
 LIBOR (Counter Party: Credit Suisse
 First Boston)                             21,050            (15)
Receive at fixed rate of 5.085% and
 pay at floating rate based on 3 month
 LIBOR (Counter Party: Deutsche Bank)      14,035             (9)
Receive at fixed rate of 5.143% and
 pay at floating rate based on 3 month
 LIBOR (Counter Party: Deutsche Bank)      21,660            143
Receive at fixed rate of 5.293% and
 pay at floating rate based on 3 month
 LIBOR (Counter Party: Credit Suisse
 First Boston)                              4,000            102
                                          -------          -----
                                            Total          $(478)
                                                           -----


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
COMMON STOCK -- 98.0%
AUSTRALIA -- 2.9%
  Amcor (B)                             183,600    $    1,046
  Australia & New Zealand
    Banking Group                        72,235         1,225
  BHP Billiton                        1,188,800        18,063
  BlueScope Steel                       220,000         1,692
  Brambles Industries (B)                82,400           519
  Foster's Group                        152,531           631
  Insurance Australia Group             281,000         1,428
  National Australia Bank               281,931         6,446
  Newcrest Mining                       428,330         5,866
  Promina Group                         177,900           712
  Qantas Airways                        307,055           885
  QBE Insurance Group (B)               541,949         6,587
  Rinker Group                          177,704         1,608
  Telstra                             1,115,634         4,659
  Wesfarmers                             43,600         1,353
  Woolworths                            107,700         1,330
                                                   ----------
                                                       54,050
                                                   ----------
AUSTRIA -- 0.7%
  Erste Bank der
    Oesterreichischen Sparkassen         30,800         1,684
  OMV                                    10,300         3,577
  Telekom Austria                       364,310         7,253
                                                   ----------
                                                       12,514
                                                   ----------
BELGIUM -- 1.1%
  Belgacom                                8,400           354
  Delhaize Group (B)                     44,600         3,522
  Fortis*                               113,633         3,205
  InBev (B)                             152,500         5,844
  KBC Groupe                             76,450         6,449
  UCB                                    15,100           761
                                                   ----------
                                                       20,135
                                                   ----------
BRAZIL -- 0.1%
  Cia de Saneamento Basico do
    Estado de Sao Paulo*              6,170,000           372
  Gerdau ADR (B) *                       31,300           618
  Uniao de Bancos Brasileiros GDR*       23,300           878
                                                   ----------
                                                        1,868
                                                   ----------
CANADA -- 2.2%
  Abitibi-Consolidated (B)              115,200           536
  Alcan                                 143,800         5,762
  Bank of Nova Scotia (B)                94,300         3,069
  Cameco                                 43,200         1,973
  Great-West Lifeco                      42,200         1,001
  Inco*                                  59,800         2,482
  Manulife Financial                     89,400         4,140
  Novelis Inc                            12,840           303
  PetroKazakhstan, Cl A*                 90,100         3,942
  Potash of Saskatchewan                 40,800         3,626
  Research In Motion*                    57,800         3,821
  Rogers Communications, Cl B            84,500         2,299
  Royal Bank of Canada (B)               60,140         3,535
  TELUS                                  53,100         1,592

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Thomson (B)                           102,100    $    3,484
                                                   ----------
                                                       41,565
                                                   ----------
CHINA -- 0.0%
  China Petroleum & Chemical, Cl H    1,106,000           507
                                                   ----------
DENMARK -- 0.7%
  Danske Bank (B)                        62,800         1,934
  Novo-Nordisk, Cl B (B)*               162,500         9,041
  TDC                                    31,000         1,399
                                                   ----------
                                                       12,374
                                                   ----------
FINLAND -- 0.5%
  Fortum*                               220,500         4,238
  Nokia*                                283,551         4,622
  UPM-Kymmene*                           39,800           889
                                                   ----------
                                                        9,749
                                                   ----------
FRANCE -- 10.8%
  Accor                                  45,700         2,147
  Air Liquide*                           16,625         2,994
  Assurances Generales de France        133,550        10,299
  AXA (B)                               409,000        11,026
  BNP Paribas                           156,261        11,366
  Bouygues*                             272,560        11,845
  Carrefour*                             21,300         1,118
  Cie Generale D'Optique
    Essilor International*               14,800         1,041
  Credit Agricole                        97,618         2,904
  Dassault Systemes*                    141,000         6,683
  France Telecom (B)*                   661,790        20,028
  Groupe Danone*                        128,200        12,805
  L'Oreal                                21,800         1,712
  Lafarge Sa                             10,800         1,128
  Lagardere S.C.A. *                     96,500         7,570
  Michelin (C.G.D.E.), Cl B*             14,000         1,002
  Publicis Groupe                       155,000         4,751
  Renault*                               48,900         4,440
  Sanofi-Aventis*                         3,750           302
  Sanofi-Aventis*                       391,891        31,419
  Schneider Electric                     51,900         4,154
  Societe Generale*                      79,070         8,375
  Total                                 115,910        27,586
  Vinci                                  41,485         6,112
  Vivendi Universal (B) *               276,600         8,753
                                                   ----------
                                                      201,560
                                                   ----------
GERMANY -- 6.3%
  Allianz*                               23,800         3,021
  BASF*                                 130,000         9,756
  Bayer                                  97,588         3,420
  Bayerische Hypo-und Vereinsbank*      411,100        10,062
  Bayerische Motoren Werke*              97,436         4,184
  Celesio*                               27,000         2,046
  Continental*                           67,000         4,972
  DaimlerChrysler*                      152,124         7,065
  Deutsche Bank*                         16,400         1,443
  Deutsche Boerse*                       31,287         2,330
  Deutsche Telekom*                     509,575        10,700
  E.ON*                                  73,600         6,638
  HeidelbergCement*                      37,300         2,467
  Hypo Real Estate Holding               56,150         2,303
  Infineon Technologies (B)*            482,800         5,050
  Lanxess*                                  470            11
  Linde*                                 41,417         2,859

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  MAN*                                   62,700    $    2,909
  Merck                                  31,300         2,416
  Muenchener Rueckversicherungs*         38,768         4,801
  SAP*                                   37,200         6,058
  Siemens*                              234,619        18,446
  ThyssenKrupp*                          49,000         1,128
  TUI (B) *                              20,400           533
  Volkswagen*                            65,600         3,252
                                                   ----------
                                                      117,870
                                                   ----------
HONG KONG -- 0.8%
  China Mobile                        1,300,000         4,242
  CNOOC                               8,980,000         5,210
  Esprit Holdings                       138,500           986
  Hang Lung Properties                  565,000           876
  Hang Seng Bank                         61,000           833
  Li & Fung                           1,104,000         1,890
  Swire Pacific, Cl A                    91,000           744
                                                   ----------
                                                       14,781
                                                   ----------
HUNGARY -- 0.0%
  Mol Magyar Olaj- es Gazipari            7,600           670
                                                   ----------
INDIA -- 0.2%
  Canara Bank                           100,000           501
  ICICI Bank                             94,730           827
  Infosys Technologies ADR (B)*          17,000         1,296
  Punjab National Bank                   46,000           483
                                                   ----------
                                                        3,107
                                                   ----------
IRELAND -- 0.4%
  Anglo Irish Bank                      141,640         3,741
  CRH                                    84,228         2,364
  Depfa Bank                            118,000         1,941
  Elan ADR (B)*                          45,100           361
                                                   ----------
                                                        8,407
                                                   ----------
ISRAEL -- 0.2%
  Bank Hapoalim*                        280,300         1,020
  Check Point Software
     Technologies*                       93,600         2,071
                                                   ----------
                                                        3,091
                                                   ----------
ITALY -- 3.4%
  Banca Popolare di Milano*             287,205         2,501
  Enel                                1,000,800         9,651
  ENI                                   767,433        20,067
  Mediaset*                             254,200         3,590
  Sanpaolo IMI                          581,300         8,526
  Telecom Italia*                     1,134,114         4,422
  Telecom Italia RNC*                 3,061,569         9,692
  UniCredito Italiano*                  941,933         5,511
                                                   ----------
                                                       63,960
                                                   ----------
JAPAN -- 21.5%
  Advantest                              25,200         2,192
  Aeon                                  234,800         3,762
  Aiful                                  27,750         3,188
  Asatsu-DK                              32,300           973
  Bank of Yokohama (B)                  521,000         3,217
  Bridgestone                            25,000           478

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Canon                                 452,841    $   23,970
  Central Japan Railway                      83           716
  Chubu Electric Power                   36,500           875
  Dai Nippon Printing                   592,000         9,997
  Daito Trust Construction               18,500           763
  Daiwa House Industry                  110,000         1,258
  Daiwa Securities Group                 81,000           554
  eAccess*                                3,425         3,416
  East Japan Railway                        535         2,857
  Fanuc                                  38,000         2,507
  Fast Retailing                         34,800         2,309
  Fuji Photo Film (B)                   271,200        10,272
  Furukawa Electric*                    227,000         1,169
  Hirose Electric                        22,300         2,481
  Hitachi                             2,110,000        13,414
  Honda Motor                            85,300         4,589
  Hoya                                    7,800           849
  Index (B)                               1,065         2,727
  Isetan                                154,300         1,972
  Ito-Yokado                            171,000         7,084
  Itochu*                               405,000         2,144
  Japan Airlines (B)*                   332,000         1,003
  Japan Tobacco                             307         3,356
  JFE Holdings                           87,200         2,692
  Kansai Electric Power                 450,400         9,005
  Kao                                   290,000         6,896
  Kobe Steel                            564,000         1,028
  Komatsu                             1,724,000        12,961
  Konica Minolta Holdings               121,500         1,445
  Kyocera                               144,900        10,866
  Lawson                                 68,800         2,626
  Matsushita Electric Industrial        721,000        10,820
  Millea Holdings                         1,078        15,816
  Mitsubishi                            157,100         2,147
  Mitsubishi Estate                     747,000         9,111
  Mitsubishi Tokyo Financial Group        1,156        10,575
  Mitsui                                103,000         1,053
  Mitsui Fudosan                        123,000         1,532
  Mitsui OSK Lines                      707,000         4,868
  Mitsui Sumitomo Insurance             416,000         3,706
  Mizuho Financial Group                    163           797
  Murata Manufacturing                   15,700           870
  NEC                                   930,000         6,055
  Nidec                                  13,400         1,636
  Nikko Cordial                         153,000           761
  Nikon (B)                             104,000         1,299
  Nintendo                               10,400         1,157
  Nippon Electric Glass                  63,000           913
  Nippon Electric Glass, When
  Issued                                 51,000           741
  Nippon Meat Packers                   129,000         1,794
  Nippon Mining Holdings                350,000         2,084
  Nippon Telegraph & Telephone            1,007         4,374
  Nissan Motor                        1,363,701        14,711
  Nitto Denko                            22,300         1,221
  Nomura Holdings                       336,000         4,649
  NTT DoCoMo                              2,721         4,644
  OJI Paper                              43,000           252
  Oriental Land                          97,300         6,401
  ORIX                                   97,700        12,722
  Osaka Gas                             865,000         2,613
  Promise                                45,900         3,209
  Ricoh                                  90,000         1,679
  Rohm                                   49,000         4,943
  Sankyo                                123,000         2,789
  Sanyo Shinpan Finance                  26,400         1,790
  Sega Sammy Holdings*                   24,200         1,518
  Sekisui House                         214,000         2,366
  Shimamura                              10,000           695
--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Shionogi                               64,000    $      855
  SMC (B)                                17,500         2,136
  Softbank (B)                           17,600           765
  Sompo Japan Insurance                  82,000           873
  Sony                                  257,200         9,841
  Sumitomo                              314,000         2,851
  Sumitomo Chemical                     317,000         1,696
  Sumitomo Forestry                      88,000           839
  Sumitomo Heavy Industries*            378,000         1,667
  Sumitomo Mitsui Financial Group (B)     2,565        17,857
  Suzuki Motor                          132,000         2,502
  Takeda Pharmaceutical                  65,000         3,123
  TDK                                    11,000           798
  Tokyo Electric Power                   94,400         2,317
  Tokyo Electron                         49,900         3,211
  Tokyo Gas (B)                       1,482,000         5,983
  Toyota Motor                          282,800        11,037
  Trend Micro                            90,600         4,222
  UFJ Holdings*                           1,542         8,547
  Uni-Charm                              18,800           838
  Yahoo! Japan (B)*                         176           886
  Yamada Denki                           29,100         1,451
  Yamanouchi Pharmaceutical             147,000         5,230
  Yamato Transport                      185,100         2,948
                                                   ----------
                                                      402,395
                                                   ----------
LUXEMBOURG -- 0.3%
  Arcelor*                              214,220         5,334
  SES GLOBAL FDR                         70,400           942
                                                   ----------
                                                        6,276
                                                   ----------
MEXICO -- 0.7%
  America Movil, Ser L ADR (B)          173,035        10,157
  Fomento Economico Mexicano ADR         53,300         3,221
                                                   ----------
                                                       13,378
                                                   ----------
NETHERLANDS -- 6.9%
  ABN AMRO Holding (B)*                 829,940        22,903
  Aegon*                                267,948         3,877
  Akzo Nobel*                            83,701         3,783
  CSM*                                   82,389         2,614
  Euronext                               24,300           914
  Heineken (B)*                         124,612         4,264
  Heineken Holding, Cl A*                52,843         1,634
  ING Groep*                            667,875        20,611
  Koninklijke Ahold*                     92,900           842
  Koninklijke Philips Electronics*       35,500           984
  Reed Elsevier                          18,300           276
  Royal Dutch Petroleum*                485,219        30,657

  Royal Dutch Petroleum (NY Shares)*     37,200         2,347
  Royal KPN*                            862,357         8,367
  Royal Numico*                          16,400           664
  TPG*                                  228,300         6,400
  Unilever*                             232,274        15,508
  VNU*                                   81,902         2,570
                                                   ----------
                                                      129,215
                                                   ----------
NEW ZEALAND -- 0.4%
  Telecom                             1,618,825         7,555
                                                   ----------
NORWAY -- 1.3%
  DNB                                   117,200         1,197
  Norsk Hydro                           146,100        12,694
  Norske Skogindustrier*                 40,100           855

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Statoil                               268,000    $    4,880
  Tandberg*                             416,000         4,652
  Yara International                     20,900           304
                                                   ----------
                                                       24,582
                                                   ----------
PHILIPPINES -- 0.0%
  Philippine Long Distance
     Telephone*                          19,800           500
                                                   ----------
PORTUGAL -- 0.2%
  Portugal Telecom*                     390,300         4,751
                                                   ----------
SINGAPORE -- 0.6%
  Flextronics International*            145,400         1,941
  Singapore Telecommunications        4,862,360         7,842
  United Overseas Bank                   87,000           729
                                                   ----------
                                                       10,512
                                                   ----------
SOUTH AFRICA -- 0.5%
  ABSA Group (B) *                       95,800         1,314
  Sanlam                                421,700           972
  Sasol                                 253,000         6,374
  Telkom (B)                             30,700           600
                                                   ----------
                                                        9,260
                                                   ----------
SOUTH KOREA -- 1.2%
  Honam Petrochemical                     6,200           340
  Hyundai Motor                          17,600         1,012
  Industrial Bank of Korea               47,100           409
  INI Steel                              37,600           749
  Kookmin Bank*                           9,600           443
  Nong Shim                               1,300           368
  POSCO                                   4,200           924
  Samsung Electronics                     3,250         1,702
  Samsung Electronics GDR (B)*           61,854        16,020
  Samsung Electronics GDR (EUR)*            100            26
  Shinhan Financial Group                36,200         1,070
                                                   ----------
                                                       23,063
                                                   ----------
SPAIN -- 4.3%
  ACS Actividades*                      221,985         5,675
  Altadis                                32,800         1,382
  Banco Bilbao Vizcaya Argentaria       663,000        11,502
  Banco Santander Central Hispano       948,300        11,782
  Endesa*                                93,600         2,123
  Iberdrola*                             45,000         1,190
  Inditex*                               70,600         2,186
  Repsol*                               568,000        15,501
  Telefonica*                         1,559,890        28,780
                                                   ----------
                                                       80,121
                                                   ----------
SWEDEN -- 1.7%
  Atlas Copco, Cl A                      20,600         1,030
  Nordea (B)                            403,322         4,256
  Sandvik                                13,300           581
  SKF, Cl B                              60,374         3,008
  Svenska Cellulosa, Cl B                71,200         2,791
  Telefonaktiebolaget LM
    Ericsson ADR (B)*                   140,100         4,106
  Telefonaktiebolaget LM
    Ericsson, Cl B*                     896,000         2,652

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2005

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Volvo, Cl B                           310,600    $   14,315
                                                   ----------
                                                       32,739
                                                   ----------
SWITZERLAND -- 7.5%
  Adecco*                                13,675           749
  Compagnie Financiere
    Richemont, Cl A*                    148,488         4,712
  Credit Suisse Group (B)*              210,386         9,202
  Holcim*                               192,770        12,835
  Micronas Semiconductor Holdings*       12,000           545
  Nestle                                 87,044        24,242
  Novartis (B)*                         601,945        30,279
  Roche Holding (B)*                     71,022         7,513
  Serono, Cl B (B)                        1,706         1,260
  SGS                                     4,030         2,989
  STMicroelectronics                     82,700         1,480
  Swiss Reinsurance                      50,442         3,713
  Swisscom*                               7,529         2,968
  Syngenta*                              22,206         2,495
  Synthes*                                9,400         1,141
  UBS*                                  327,782        28,561
  Xstrata*                              260,900         5,496
                                                   ----------
                                                      140,180
                                                   ----------
TAIWAN -- 0.6%
  China Steel                           574,000           684
  Chunghwa Telecom ADR*                 168,271         3,668
  Compal Electronics                  1,312,000         1,263
  Far Eastone
    Telecommunications GDR               19,700           355
  HON HAI Precision
     Industry GDR (B)*                  139,147         1,325
  Taiwan Semiconductor
     Manufacturing                      486,000           860
  Taiwan Semiconductor
     Manufacturing ADR (B)*             277,777         2,533
                                                   ----------
                                                       10,688
                                                   ----------
THAILAND -- 0.0%
  PTT*                                  101,300           572
                                                   ----------
TURKEY -- 0.0%
  Ford Otomotiv Sanayi                   67,750           604
                                                   ----------
UNITED KINGDOM -- 19.7%
  Allied Domecq                         967,114         9,675
  ARM Holdings                          163,500           340
  AstraZeneca                            92,700         3,659
  AstraZeneca (SEK) *                   145,668         5,764
  Aviva                                 289,427         3,612
  BAA                                   155,101         1,816
  Barclays                            2,060,165        22,415
  BG Group*                             127,500         1,002
  BHP Billiton                        1,086,080        16,240
  BOC Group                             324,703         6,196
  BP                                  2,951,969        31,947
  Bradford & Bingley                    146,400           911
  Brambles Industries                    88,600           520
  British American Tobacco (B)          448,369         8,246
  BT Group                            1,194,700         4,797
  Bunzl                                 315,210         3,036
  Cadbury Schweppes                   1,914,020        18,835
  Carnival*                              61,800         3,558
  Centrica                              368,100         1,676

----------------------------------------------------------------
                                                 Market Value
Description                              Shares  ($Thousands)
----------------------------------------------------------------
  Diageo                                225,900    $    3,221
  GlaxoSmithKline                       897,925        21,493
  GUS                                   508,589         9,226
  Hanson                                 79,300           772
  Hays                                1,851,170         4,786
  HBOS                                  517,500         8,261
  HSBC Holdings                         879,900        14,708
  Imperial Tobacco Group                445,869        11,917
  Intercontinental Hotels Group         126,785         1,627
  ITV                                   874,131         1,953
  J Sainsbury*                          363,925         2,001
  Lloyds TSB Group (B)                  141,800         1,337
  Mitchells & Butlers                   322,500         2,143
  mmO2*                               2,169,000         5,054
  National Grid Transco               1,374,247        13,351
  Pearson                               369,500         4,540
  Persimmon                             147,700         2,213
  Prudential                            252,364         2,299
  Punch Taverns                         143,090         1,899
  Reckitt Benckiser                     461,511        14,575
  Reed Elsevier                       1,316,183        13,421
  Rio Tinto                             198,000         6,997
  Rolls-Royce Group*                    689,477         3,452
  Royal & Sun Alliance
    Insurance Group                     540,100           874
  Royal Bank of Scotland Group          455,448        15,638
  Shell Transport & Trading (B)         374,900         3,523
  Signet Group*                       2,300,000         4,961
  Smiths Group                           16,016           263
  Standard Chartered                    181,100         3,329
  Taylor Woodrow                        218,200         1,261
  Trinity Mirror                         65,700           874
  Unilever*                             426,700         4,090
  Vodafone Group                     11,787,658        30,928
  Whitbread                             141,800         2,464
  Wimpey George                         230,300         2,084
  Wolseley                              106,346         2,271
                                                   ----------
                                                      368,051
                                                   ----------
UNITED STATES -- 0.3%
  Tyco International                    157,100         5,260
                                                   ----------
Total Common Stock
  (Cost $1,457,769) ($ Thousands)                   1,835,910
                                                   ----------

PREFERRED STOCK -- 0.6%
AUSTRALIA -- 0.0%
  News*                                  41,217           694
                                                   ----------
BRAZIL -- 0.3%
  Braskem, Cl A*                     10,570,000           532
  Cia Vale do Rio Doce ADR*               1,000            29
  Cia Vale do Rio Doce ADR*              28,400           994
  Petroleo Brasileiro*                   30,000         1,280
  Suzano Bahia Sul Papel e
  Celulose*                              64,000           322
  Usinas Siderurgicas de Minas
    Gerais, Cl A*                        19,600           519
                                                   ----------
                                                        3,676
                                                   ----------
GERMANY -- 0.3%
  Porsche*                                7,232         5,235
                                                   ----------
Total Preferred Stock
  (Cost $6,436) ($ Thousands)                           9,605
                                                   ------------

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2005

----------------------------------------------------------------
                                    Face Amount  Market Value
Description                        ($Thousands)  ($Thousands)
----------------------------------------------------------------
CONVERTIBLE BONDS -- 0.2%
  Credit Suisse Group CV to
    32.3311 Shares (CHF)
    6.000%, 12/23/05                   $    341    $      417
  SMFG Finance CV to 9.6154
    Shares (JPY)
    2.250%, 07/11/05                    144,000         3,187
                                                   ----------
Total Convertible Bonds
  (Cost $1,624) ($ Thousands)                           3,604
                                                   ----------
CORPORATE OBLIGATIONS (C)(D) -- 3.0%
FINANCIALS -- 3.0%
  Allstate Life Global Funding II
    MTN (F)
    2.580%, 03/16/06                      7,331         7,331
  American General Finance (F)
    2.590%, 03/15/06                      6,982         6,982
  CIT Group MTN
    2.737%, 07/29/05                      3,978         3,985
  Countrywide Home Loans
    MTN, Ser M
    2.640%, 06/23/05                      7,331         7,330
    2.528%, 11/30/05                      1,396         1,396
  K2 MTN
    2.485%, 12/12/05                      2,095         2,094
  Morgan Stanley, Ser EXL
    2.590%, 03/06/06                      5,236         5,236
  Northern Rock (F)
    2.600%, 02/03/06                      5,236         5,236
  SLM, Ser X MTN (F)
    2.599%, 03/20/06                      8,727         8,727
  White Pine Finance (F)
    2.595%, 03/11/05                      7,331         7,331
                                                   ----------
Total Corporate Obligations
  (Cost $55,648) ($ Thousands)                         55,648
                                                   ----------

ASSET-BACKED SECURITIES (C)(D)(F) -- 2.0%
MORTGAGE RELATED SECURITIES -- 2.0%
  Blue Heron Funding, Ser 6A, Cl A1
    2.640%, 05/18/05                      6,982         6,982
  Hardwood Street Funding I
    2.644%, 03/23/05                      5,236         5,228
  Harwood Street Funding I, Ser
    2004-1A, Cl Note
    2.649%, 09/20/05                      5,236         5,236
  RMAC, Ser 2004-NS2A, Cl A1
    2.580%, 06/12/05                      6,641         6,641
  Saturn Ventures II
    2.650%, 08/08/05                      6,283         6,283
  Whitehawk Funding, Ser 2004-1A,
    Cl AMMA
    2.520%, 03/15/05                      6,284         6,284
                                                   ----------
Total Asset-Backed Securities
  (Cost $36,654) ($ Thousands)                         36,654
                                                   ----------

----------------------------------------------------------------
                                    Face Amount
Description                        ($Thousands)  Market Value
                                        Shares   ($Thousands)
----------------------------------------------------------------
COMMERCIAL PAPER (C)(E) -- 1.8%
FINANCIALS -- 1.8%
  Broadhollow Funding
    2.680%, 03/01/05                   $  6,982    $    6,982
  CCN Independence IV (D)
    2.660%, 01/17/06                      5,236         5,236
  CPI Funding
    2.634%, 03/21/05                      6,982         6,971
  Golden Fish
    2.624%, 03/24/05                      6,982         6,970
  Rhineland Funding Capital
    2.764%, 05/06/05                     6,982         6,947
                                                   ----------
Total Commercial Paper
  (Cost $33,106) ($ Thousands)                         33,106
                                                   ----------

CERTIFICATES OF DEPOSIT (C) -- 0.3%
  Washington Mutual Bank
    2.820%, 08/18/05                      6,284         6,284
                                                   ----------
Total Certificates of Deposit
  (Cost $6,284) ($ Thousands)                           6,284
                                                   ----------

CASH EQUIVALENTS -- 0.9%
  Bear Stearns Master Note (C)        6,981,709         6,982
  SEI Daily Income Trust, Prime
    Obligation Fund, Cl A +           9,786,641         9,786
                                                   ----------
Total Cash Equivalents
  (Cost $16,768) ($ Thousands)                         16,768
                                                   ----------

U.S. TREASURY OBLIGATION -- 0.0%
  U.S. Treasury Bills (A)
    2.871%, 08/25/05                        755           745
                                                   ----------
Total U.S. Treasury Obligation
  (Cost $744) ($ Thousands)                               745
                                                   ----------

REPURCHASE AGREEMENT (C) -- 2.0%
Barclays
   2.630%. dated 02/28/05, to
   be repurchased on 03/01/05,
   repurchase price $37,966,971
   (collateralized by various
   U.S. Government Obligations,
   ranging in par value
   $10,318,617-$29,150,729,
   0.000%-3.650%,
   12/19/05-11/30/07; total
   market value $38,724,142)             37,965        37,965
                                                   ----------
Total Repurchase Agreement
  (Cost $37,965) ($ Thousands)                         37,965
                                                   ----------
Total Investments -- 108.8%
  (Cost $1,652,998) ($ Thousands)#                 $2,036,289
                                                   ==========

Percentages are based on Net Assets of $1,871,467 ($ Thousands).

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

SCHEDULE OF INVESTMENTS (UNAUDITED)


International Equity Fund
February 28, 2005

 *  Non-income producing security.
 + Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.
(A) Security, or portion thereof, has been pledged as
    collateral on open   futures contracts. The rate reported is
    the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at February 28, 2005. The total value of securities on loan at February 28, 2005 was $166,026 ($ Thousands).
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of February 28, 2005 was $176,639 ($ Thousands).
(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2005.
(E) The rate reported is the effective yield at time of purchase.
(F) This security, which was purchased with cash collateral, was sold within the terms of private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

ADR -- American Depositary Receipt
CHF -- Swiss Franc
Cl -- Class
CV -- Convertible
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
GDR -- Global Depositary Receipt
JPY -- Japanese Yen
MTN -- Medium Term Note
NY -- New York
SEK -- Swedish Krona
Ser -- Series

Amounts designated as "--" are either $0 or have been rounded to $0.


 # At February 28, 2005, the tax basis cost of the Fund's investments was $1,652,998 ($ Thousands), and the unrealized appreciation and depreciation were $403,467 and $(20,176) ($
     Thousands), respectively.



The Fund had long futures contracts open as of February 28, 2005:

------------------------------------------------------------------------
                                   CONTRACT                  UNREALIZED
 CONTRACT           NUMBER OF       VALUE                    GAIN/(LOSS)
 DESCRIPTION        CONTRACTS    ($THOUSANDS)   EXPIRATION  ($THOUSANDS)
------------------------------------------------------------------------
 FTSE 100 Index      13            $1,238       03/19/05       $(10)

 DJ Euro Stoxx       37             1,496       03/22/05        (15)

 SPI 200 Index        4               330       03/21/05         --

 Topix Index          8               904       03/14/05         532
                                                               -----
                                                               $ 507
                                                               -----


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
      SEI Institutional Investments Trust / Quarterly Report / February 28, 2005

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                SEI Institutional Investments Trust

By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            -----------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Edward D. Loughlin
                                            -----------------------
                                            Edward D. Loughlin
                                            Chief Executive Officer

Date: April 28, 2005

By (Signature and Title)*                   /s/ Peter (Pedro) A. Rodriguez
                                            ------------------------------
                                            Peter (Pedro) A. Rodriguez
                                            Controller & Chief Financial Officer

Date: April 28, 2005

* Print the name and title of each signing officer under his or her signature.